UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201-7912

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.42%

AIRLINES—0.25%
Qantas Airways Ltd.(a)	3,734,214	$8,355,887

		8,355,887
BANKS—28.90%
Australia and New Zealand Banking Group Ltd.	8,733,582	205,943,396
Bendigo and Adelaide Bank Ltd.	1,226,874	11,700,301
Commonwealth Bank of Australia	5,211,184	281,081,719
National Australia Bank Ltd.	7,298,720	205,939,065
Suncorp Group Ltd.	4,310,966	38,402,096
Westpac Banking Corp.	10,121,870	238,680,106

		981,746,683
BEVERAGES—1.59%
Coca-Cola Amatil Ltd.	1,907,620	23,944,800
Foster’s Group Ltd.	6,510,790	30,178,457

		54,123,257
BIOTECHNOLOGY—1.94%
CSL Ltd.	1,822,128	65,819,205

		65,819,205
BUILDING MATERIALS—0.62%
Boral Ltd.	2,437,160	11,971,788
James Hardie Industries SE(a)	1,468,038	9,150,972

		21,122,760
CHEMICALS—0.66%
Incitec Pivot Ltd.	5,479,144	22,419,091

		22,419,091
COAL—0.21%
Macarthur Coal Ltd.	554,422	7,030,099

		7,030,099
COMMERCIAL SERVICES—1.88%
Brambles Ltd.	4,880,062	38,271,652
Transurban Group	4,370,938	25,429,706

		63,701,358
COMPUTERS—0.44%
Computershare Ltd.	1,495,472	14,978,909

		14,978,909
DIVERSIFIED FINANCIAL SERVICES—1.84%
ASX Ltd.	588,874	20,292,542

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2011

Macquarie Group Ltd.	1,166,902	42,275,364

		62,567,906
ELECTRIC—0.83%
AGL Energy Ltd.	1,541,408	23,601,979
SP AusNet	4,701,422	4,658,931

		28,260,910
ENGINEERING & CONSTRUCTION—1.10%
Leighton Holdings Ltd.(b)	508,486	12,570,167
MAp Group	1,252,394	4,123,571
WorleyParsons Ltd.	647,570	20,700,557

		37,394,295
ENTERTAINMENT—0.88%
Tabcorp Holdings Ltd.	2,304,456	19,177,567
Tatts Group Ltd.	4,377,318	10,727,783

		29,905,350
FOOD—3.83%
Metcash Ltd.	2,586,452	10,803,502
Woolworths Ltd.	4,080,648	119,182,426

		129,985,928
HEALTH CARE - PRODUCTS—0.48%
Cochlear Ltd.	190,762	16,214,573

		16,214,573
HEALTH CARE - SERVICES—0.73%
Ramsay Health Care Ltd.	442,134	8,682,670
Sonic Healthcare Ltd.	1,241,548	16,272,065

		24,954,735
INSURANCE—4.29%
AMP Ltd.	9,475,576	52,603,833
Insurance Australia Group Ltd.	6,994,394	26,457,725
QBE Insurance Group Ltd.	3,538,348	66,658,703

		145,720,261
IRON & STEEL—1.41%
BlueScope Steel Ltd.	6,197,532	9,641,524
Fortescue Metals Group Ltd.	4,189,108	29,103,365
OneSteel Ltd.	4,490,244	9,018,937

		47,763,826
LODGING—0.42%
Crown Ltd.	1,522,268	14,209,188

		14,209,188
MEDIA—0.25%
Fairfax Media Ltd.(b)	7,516,916	8,610,378

		8,610,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2011

METAL FABRICATE & HARDWARE—0.29%
Sims Metal Management Ltd.	551,232	9,996,962

		9,996,962
MINING—25.40%
Alumina Ltd.	8,209,146	20,206,170
BHP Billiton Ltd.	10,803,892	510,676,443
Iluka Resources Ltd.	1,408,704	23,476,349
Lynas Corp. Ltd.(a)	5,686,494	14,360,415
Newcrest Mining Ltd.	2,574,330	108,900,225
Orica Ltd.	1,221,770	33,965,467
OZ Minerals Ltd.	1,099,593	16,555,724
Paladin Energy Ltd.(a)	2,224,068	7,465,049
Rio Tinto Ltd.	1,466,124	127,321,681

		862,927,523
OIL & GAS—6.47%
Caltex Australia Ltd.	454,256	6,834,542
Origin Energy Ltd.	3,573,438	62,407,855
Santos Ltd.	2,945,646	46,327,724
Woodside Petroleum Ltd.	2,099,658	104,324,913

		219,895,034
PACKAGING & CONTAINERS—0.93%
Amcor Ltd.	4,122,756	31,761,425

		31,761,425
REAL ESTATE—0.51%
BGP Holdings PLC(c)	18,888,372	2,715
Lend Lease Group	1,807,454	17,237,106

		17,239,821
REAL ESTATE INVESTMENT TRUSTS—6.20%
CFS Retail Property Trust	6,209,654	12,406,313
Dexus Property Group	16,279,208	15,351,492
Goodman Group	23,189,386	18,161,455
GPT Group	5,930,210	19,715,088
Mirvac Group	11,491,656	15,612,299
Stockland Corp. Ltd.	8,017,108	30,155,497
Westfield Group	7,379,746	71,479,145
Westfield Retail Trust	9,760,762	27,665,557

		210,546,846
RETAIL—4.20%
Harvey Norman Holdings Ltd.	1,787,038	4,779,490
Wesfarmers Ltd.	3,381,400	119,621,346
Wesfarmers Ltd. Partially Protected	511,038	18,269,210

		142,670,046
TELECOMMUNICATIONS—1.39%
Telstra Corp. Ltd.	14,651,032	47,146,473

		47,146,473
TRANSPORTATION—1.48%
Asciano Group	9,843,702	16,572,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2011

QR National Ltd.(a)	5,745,828	21,122,522
Toll Holdings Ltd.	2,257,882	12,606,850

		50,301,932

TOTAL COMMON STOCKS
(Cost: $2,990,110,270)		3,377,370,661

SHORT - TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	13,190,117	13,190,117
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	1,147,275	1,147,275
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	603,430	603,430

		14,940,822

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,940,822)		14,940,822

TOTAL INVESTMENTS IN SECURITIES—99.86%
(Cost: $3,005,051,092)		3,392,311,483
Other Assets, Less Liabilities—0.14%		4,645,617

NET ASSETS—100.00%		$3,396,957,100

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.39%

AUTO MANUFACTURERS—0.45%
Rosenbauer International AG(a)	15,416	$853,238

		853,238
BANKS—20.82%
Erste Group Bank AG	606,226	30,193,472
Raiffeisen International Bank Holding AG(b)	172,692	9,431,471

		39,624,943
BIOTECHNOLOGY—0.62%
Intercell AG(a)	149,322	1,174,648

		1,174,648
BUILDING MATERIALS—4.17%
Wienerberger AG	408,524	7,940,214

		7,940,214
COMMERCIAL SERVICES—0.79%
Kapsch TrafficCom AG	16,400	1,508,905

		1,508,905
ELECTRIC—1.41%
EVN AG	137,924	2,691,644

		2,691,644
ELECTRICAL COMPONENTS & EQUIPMENT—1.76%
Zumtobel AG	106,846	3,345,446

		3,345,446
ELECTRONICS—0.61%
Austria Technologie & Systemtechnik AG	53,792	1,168,477

		1,168,477
ENERGY - ALTERNATE SOURCES—4.94%
Verbund AG(b)	209,756	9,411,224

		9,411,224
ENGINEERING & CONSTRUCTION—1.28%
Flughafen Wien AG	41,738	2,427,102

		2,427,102
ENVIRONMENTAL CONTROL—0.54%
BWT AG	36,080	1,019,218

		1,019,218

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2011

FOREST PRODUCTS & PAPER—1.66%
Mayr-Melnhof Karton AG	26,650	3,156,911

		3,156,911
INSURANCE—4.24%
Vienna Insurance Group AG	141,860	8,069,822

		8,069,822
IRON & STEEL—9.22%
voestalpine AG	351,124	17,556,099

		17,556,099
MACHINERY—4.90%
Andritz AG	88,560	9,319,371

		9,319,371
MACHINERY - CONSTRUCTION & MINING—1.09%
Palfinger AG	51,742	2,067,139

		2,067,139
MANUFACTURING—4.44%
RHI AG	85,936	2,734,592
Semperit AG Holding	41,246	2,188,291
Strabag SE(b)	113,898	3,518,766

		8,441,649
OIL & GAS—10.34%
OMV AG(b)	474,042	19,670,994

		19,670,994
OIL & GAS SERVICES—2.11%
Schoeller-Bleckmann Oilfield Equipment AG	41,820	4,024,461

		4,024,461
REAL ESTATE—15.06%
Atrium European Real Estate Ltd.	740,296	5,048,798
CA Immobilien Anlagen AG(a)	263,548	5,076,945
conwert Immobilien Invest SE	252,724	4,203,565
IMMOEAST AG Escrow(a)(c)	998,769	144
IMMOFINANZ AG(a)(b)	2,960,118	13,051,509
IMMOFINANZ AG Escrow(a)(c)	897,599	129
Sparkassen Immobilien AG(a)	181,876	1,282,485

		28,663,575
TELECOMMUNICATIONS—6.84%
Telekom Austria AG	1,006,140	13,017,838

		13,017,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2011

TRANSPORTATION—2.10%
Oesterreichische Post AG	122,754	3,990,011

		3,990,011

TOTAL COMMON STOCKS
(Cost: $227,093,385)		189,142,929

RIGHTS—0.00%

OIL & GAS—0.00%
OMV AG(a)(c)	455,264	65

		65

TOTAL RIGHTS
(Cost: $0)		65

SHORT-TERM INVESTMENTS—20.91%

MONEY MARKET FUNDS—20.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	36,598,246	36,598,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	3,183,313	3,183,313
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	23,092	23,092

		39,804,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,804,651)		39,804,651

TOTAL INVESTMENTS IN SECURITIES—120.30%
(Cost: $266,898,036)		228,947,645
Other Assets, Less Liabilities—(20.30)%		(38,639,923)

NET ASSETS—100.00%		$190,307,722

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—98.76%

AGRICULTURE—0.71%
SIPEF NV	6,644	$640,900

		640,900
BANKS—6.19%
Dexia SA(a)	361,041	1,258,653
KBC Groep NV	101,623	4,293,679

		5,552,332
BEVERAGES—24.30%
Anheuser-Busch InBev NV	361,494	21,785,137

		21,785,137
BIOTECHNOLOGY—0.35%
Ablynx NV(a)	17,516	220,334
Devgen NV(a)	10,268	97,719

		318,053
BUILDING MATERIALS—0.14%
Deceuninck NV(a)	45,904	126,044

		126,044
CHEMICALS—7.95%
Recticel SA	14,647	163,188
Solvay SA(b)	41,525	6,202,448
Tessenderlo Chemie NV	17,365	762,647

		7,128,283
COMPUTERS—0.25%
Econocom Group SA	9,212	222,088

		222,088
DISTRIBUTION & WHOLESALE—1.29%
SA D’Ieteren NV	17,216	1,155,317

		1,155,317
DIVERSIFIED FINANCIAL SERVICES—0.34%
KBC Ancora SCA(a)	15,553	307,212

		307,212
ELECTRIC—0.88%
Elia System Operator SA	16,912	786,029

		786,029

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—3.10%
Bekaert NV	26,274	2,781,870

		2,781,870
ELECTRONICS—1.16%
Barco NV(a)	7,097	563,390
EVS Broadcast Equipment SA	7,097	479,524

		1,042,914
ENGINEERING & CONSTRUCTION—0.62%
Compagnie d’Entreprises CFE SA	5,765	439,583
Hamon & Cie (International) SA	2,869	112,969

		552,552
ENTERTAINMENT—0.34%
Kinepolis Group NV	3,926	307,881

		307,881
FOOD—10.59%
Colruyt SA	66,742	3,829,296
Delhaize Group SA	68,554	5,663,852

		9,493,148
HEALTH CARE - PRODUCTS—0.17%
Ion Beam Applications SA	13,741	151,119

		151,119
HOLDING COMPANIES - DIVERSIFIED—7.70%
Ackermans & van Haaren NV	17,818	1,711,348
Groupe Bruxelles Lambert SA	57,380	5,194,362

		6,905,710
INSURANCE—4.42%
Ageas	1,435,557	3,960,348

		3,960,348
INVESTMENT COMPANIES—0.50%
RHJ International SA(a)	57,080	451,320

		451,320
MANUFACTURING—0.62%
Agfa-Gevaert NV(a)	114,609	560,190

		560,190
MEDIA—0.11%
Roularta Media Group NV(a)	2,718	98,271

		98,271
MINING—6.04%
Nyrstar NV(a)	93,922	1,257,057

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2011

Umicore	75,500	4,156,492

		5,413,549
PHARMACEUTICALS—6.10%
Arseus NV	22,952	399,249
Galapagos NV(a)	17,667	246,615
Omega Pharma SA	13,741	713,023
ThromboGenics NV(a)	20,260	591,253
UCB SA	73,688	3,514,885

		5,465,025
REAL ESTATE—0.19%
Atenor Group SA	3,384	167,788

		167,788
REAL ESTATE INVESTMENT TRUSTS—4.23%
Befimmo SCA	12,265	1,107,123
Cofinimmo SA	10,570	1,493,711
Intervest Offices NV	6,946	226,772
Leasinvest Real Estate SCA	2,114	208,816
Warehouses De Pauw SCA	8,607	491,348
Wereldhave Belgium NV	2,567	262,013

		3,789,783
SEMICONDUCTORS—0.27%
Melexis NV	13,288	244,134

		244,134
TELECOMMUNICATIONS—8.21%
Belgacom SA	113,099	3,937,956
Mobistar SA	21,895	1,566,415
Telenet Group Holding NV(a)	40,785	1,854,253

		7,358,624
TRANSPORTATION—0.82%
Compagnie Maritime Belge SA	11,778	340,673
Euronav SA	15,251	221,441
Exmar NV	19,328	174,217

		736,331
VENTURE CAPITAL—1.17%
GIMV NV	15,855	1,047,345

		1,047,345

TOTAL COMMON STOCKS
(Cost: $101,763,354)		88,549,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2011

RIGHTS—0.08%

BANKS—0.08%
Dexia SA(a)(c)	369,195	71,505

		71,505

TOTAL RIGHTS		71,505
(Cost: $240,239)

SHORT-TERM INVESTMENTS—6.19%

MONEY MARKET FUNDS—6.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	5,081,426	5,081,426
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	441,982	441,982
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	24,430	24,430

		5,547,838

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,547,838)		5,547,838

TOTAL INVESTMENTS IN SECURITIES—105.03%
(Cost: $107,551,431)		94,168,640
Other Assets, Less Liabilities—(5.03)%		(4,512,774)

NET ASSETS—100.00%		$89,655,866

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—45.39%

AEROSPACE & DEFENSE—0.72%
Empresa Brasileira de Aeronautica SA	11,679,032	$92,471,323

		92,471,323
AGRICULTURE—0.84%
Souza Cruz SA	8,587,500	107,669,858

		107,669,858
BANKS—2.92%
Banco do Brasil SA	12,022,597	213,439,143
Banco Santander (Brasil) SA	14,083,541	159,108,359

		372,547,502
BUILDING MATERIALS—0.39%
Duratex SA	6,183,000	50,246,658

		50,246,658
COMMERCIAL SERVICES—3.04%
Anhanguera Educacional Participacoes SA	2,404,500	51,438,038
CCR SA	4,465,500	139,589,269
Cielo SA	5,083,800	126,451,481
EcoRodovias Infraestrutura e Logistica SA	3,435,000	30,328,006
Localiza Rent A Car SA	2,404,500	40,024,272

		387,831,066
COSMETICS & PERSONAL CARE—0.72%
Natura Cosmeticos SA	3,435,000	91,962,342

		91,962,342
DIVERSIFIED FINANCIAL SERVICES—3.52%
BM&F Bovespa SA	40,189,500	287,939,962
CETIP Balcao Organizado de Ativos e Derivativos SA	3,778,500	58,231,946
Redecard SA	6,870,000	103,484,810

		449,656,718
ELECTRIC—1.70%
Centrais Eletricas Brasileiras SA(a)	5,496,099	77,919,378
CPFL Energia SA	2,061,050	59,105,174
EDP Energias do Brasil SA	1,374,000	33,045,570
Tractebel Energia SA	2,748,000	46,524,684

		216,594,806
ENGINEERING & CONSTRUCTION—0.25%
Multiplan Empreendimentos Imobiliarios SA	1,374,000	31,332,418

		31,332,418

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2011

FOOD—2.75%
BRF - Brasil Foods SA	13,740,050	254,625,737
Cosan SA Industria e Comercio	2,404,590	36,753,702
JBS SA(a)	9,618,022	34,454,433
Marfrig Alimentos SA	2,748,000	24,871,139

		350,705,011
FOREST PRODUCTS & PAPER—0.42%
Fibria Celulose SA	3,435,026	53,134,200

		53,134,200
HEALTH CARE - SERVICES—0.73%
Amil Participacoes SA	2,357,900	29,488,673
Diagnosticos da America SA	4,465,500	63,308,355

		92,797,028
HOME BUILDERS—0.96%
Brookfield Incorporacoes SA	4,465,500	23,401,481
Gafisa SA	8,244,000	45,394,177
MRV Engenharia e Participacoes SA	5,839,547	53,775,575

		122,571,233
INSURANCE—0.82%
Odontoprev SA	1,717,500	30,980,221
Porto Seguro SA	2,748,000	42,594,000
SulAmerica SA	2,404,500	30,436,709

		104,010,930
INTERNET—0.16%
B2W Companhia Global do Varejo	1,030,530	14,381,764
B2W Companhia Global do Varejo New(a)	432,212	6,072,852

		20,454,616
IRON & STEEL—2.28%
Companhia Siderurgica Nacional SA	15,114,054	210,831,487
MMX Mineracao e Metalicos SA(a)	4,122,000	24,653,734
Usinas Siderurgicas de Minas Gerais SA	3,778,500	55,601,345

		291,086,566
MINING—6.59%
Vale SA SP ADR	26,095,695	841,847,121

		841,847,121
OIL & GAS—10.81%
HRT Participacoes em Petroleo SA(a)	91,800	82,503,798
OGX Petroleo e Gas Participacoes SA(a)	26,106,000	265,355,924
Petroleo Brasileiro SA	60,799,544	1,032,437,826

		1,380,297,548

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2011

PHARMACEUTICALS—0.40%
Hypermarcas SA	5,496,000	51,655,443

		51,655,443
REAL ESTATE—2.39%
BR Malls Participacoes SA	6,526,500	75,426,513
Cyrela Brazil Realty SA	6,183,000	66,134,620
PDG Realty SA Empreendimentos e Participacoes	21,297,000	133,443,228
Rossi Residencial SA	3,435,000	30,436,709

		305,441,070
RETAIL—0.71%
Lojas Renner SA	2,404,500	91,081,851

		91,081,851
SOFTWARE—0.27%
Totvs SA	1,717,500	34,241,297

		34,241,297
TELECOMMUNICATIONS—0.22%
Tele Norte Leste Participacoes SA	1,374,038	28,359,101

		28,359,101
TEXTILES—0.49%
Companhia Hering SA	2,748,000	62,699,620

		62,699,620
TRANSPORTATION—0.63%
ALL - America Latina Logistica SA	9,618,000	80,048,544

		80,048,544
WATER—0.66%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,748,000	83,987,924

		83,987,924

TOTAL COMMON STOCKS
(Cost: $3,934,543,418)		5,794,731,794

PREFERRED STOCKS—53.76%

AIRLINES—0.50%
GOL Linhas Aereas Inteligentes SA	2,061,000	26,010,342
TAM SA	1,717,500	37,361,060

		63,371,402
BANKS—13.88%
Banco Bradesco SA	33,782,015	663,239,307
Banco do Estado do Rio Grande do Sul SA	4,465,510	49,148,873
Itau Unibanco Holding SA	46,716,049	1,059,685,567

		1,772,073,747

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2011

BEVERAGES—3.69%
Companhia de Bebidas das Americas	15,212,770	468,899,936
Companhia de Bebidas das Americas New(a)(b)	64,662	1,993,063

		470,892,999
CHEMICALS—1.48%
Braskem SA Class A	3,091,536	48,329,709
Ultrapar Participacoes SA	6,526,500	114,131,136
Vale Fertilizantes SA	2,404,580	27,074,353

		189,535,198
ELECTRIC—3.50%
AES Tiete SA	2,061,000	32,284,652
Centrais Eletricas Brasileiras SA Class B	4,815,551	86,253,224
Companhia de Transmissao de Energia Electrica Paulista	697,276	22,198,090
Companhia de Transmissao de Energia Electrica Paulista New(a)(b)	6,927	220,524
Companhia Energetica de Minas Gerais	7,900,535	148,010,023
Companhia Energetica de Sao Paulo Class B	3,435,070	66,527,305
Companhia Paranaense de Energia Class B	2,061,000	53,481,646
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,717,520	37,937,625

		446,913,089
FOOD—0.65%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,071,864	82,887,673

		82,887,673
FOREST PRODUCTS & PAPER—0.55%
Klabin SA	9,274,500	35,278,319
Suzano Papel e Celulose SA	3,778,507	34,915,318

		70,193,637
HOLDING COMPANIES - DIVERSIFIED—2.82%
Itausa - Investimentos Itau SA	47,746,584	356,890,606
Itausa - Investimentos Itau SA New(a)(b)	449,710	3,361,440

		360,252,046
INVESTMENT COMPANIES—0.96%
Bradespar SA	4,809,000	123,268,671

		123,268,671
IRON & STEEL—2.82%
Gerdau SA	17,862,046	195,691,150
Metalurgica Gerdau SA	5,496,090	75,692,986
Usinas Siderurgicas de Minas Gerais SA Class A	9,274,500	88,929,541

		360,313,677
MINING—9.16%
Vale SA Class A	41,220,000	1,169,813,164

		1,169,813,164

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2011

OIL & GAS—10.26%
Petroleo Brasileiro SA	85,875,078	1,309,323,183

		1,309,323,183
RETAIL—0.52%
Lojas Americanas SA	6,651,840	65,886,895

		65,886,895
TELECOMMUNICATIONS—2.97%
Brasil Telecom SA	5,496,015	55,273,214
Tele Norte Leste Participacoes SA	5,152,539	90,169,433
Telemar Norte Leste SA Class A	687,000	25,479,873
TIM Participacoes SA	11,688,783	56,150,546
Vivo Participacoes SA	3,435,080	151,752,268

		378,825,334

TOTAL PREFERRED STOCKS
(Cost: $4,010,084,635)		6,863,550,715

RIGHTS—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
CETIP Balcao Organizado de Ativos e Derivativos SA(a)	27,830	32,410

		32,410
FOREST PRODUCTS & PAPER—0.00%
Suzano Papel e Celulose SA(a)	11,393	433

		433
HOME BUILDERS—0.00%
Brookfield Incorporacoes SA(a)	228,114	10,106

		10,106

TOTAL RIGHTS
(Cost: $0)		42,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2011

SHORT-TERM INVESTMENTS— 0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	11,269,175	11,269,175

		11,269,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,269,175)		11,269,175

TOTAL INVESTMENTS IN SECURITIES—99.24%
(Cost: $7,955,897,228)		12,669,594,633
Other Assets, Less Liabilities—0.76%		96,835,911

NET ASSETS—100.00%		$12,766,430,544

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—79.95%

BRAZIL—14.27%
ALL - America Latina Logistica SA	268,200	$2,232,171
Anhanguera Educacional Participacoes SA	44,700	956,241
B2W Companhia Global do Varejo	44,700	623,820
B2W Companhia Global do Varejo New(a)	20,425	286,984
Banco do Brasil SA	319,189	5,666,615
Banco Santander (Brasil) SA	312,937	3,535,396
BM&F Bovespa SA	1,029,169	7,373,540
BR Malls Participacoes SA	178,800	2,066,385
BRF - Brasil Foods SA	312,900	5,798,552
CCR SA	134,100	4,191,898
Centrais Eletricas Brasileiras SA(a)	178,800	2,534,886
CETIP Balcao Organizado de Ativos e Derivativos SA	44,700	688,889
Cielo SA	136,200	3,387,759
Companhia Hering SA	89,400	2,039,791
Companhia Siderurgica Nacional SA	491,700	6,858,904
Cosan SA Industria e Comercio	89,400	1,366,462
CPFL Energia SA	89,400	2,563,743
Cyrela Brazil Realty SA	178,800	1,912,481
Diagnosticos da America SA	134,100	1,901,165
Duratex SA	217,600	1,768,344
Empresa Brasileira de Aeronautica SA	357,600	2,831,377
Fibria Celulose SA	89,441	1,383,505
Gafisa SA	178,800	984,532
HRT Participacoes em Petroleo SA(a)	1,000	898,734
Hypermarcas SA	134,100	1,260,370
JBS SA(a)	268,252	960,953
Lojas Renner SA	44,700	1,693,225
Marfrig Alimentos SA	134,100	1,213,690
MMX Mineracao e Metalicos SA(a)	89,400	534,703
MRV Engenharia e Participacoes SA	223,500	2,058,180
Multiplan Empreendimentos Imobiliarios SA	44,700	1,019,330
Natura Cosmeticos SA	89,400	2,393,430
Odontoprev SA	44,700	806,297
OGX Petroleo e Gas Participacoes SA(a)	715,200	7,269,691
PDG Realty SA Empreendimentos e Participacoes	491,700	3,080,905
Petroleo Brasileiro SA	1,698,600	28,843,948
Redecard SA	223,500	3,366,646
Rossi Residencial SA	134,100	1,188,228
Souza Cruz SA	447,000	5,604,475
SulAmerica SA	44,700	565,823
Tele Norte Leste Participacoes SA	44,700	922,574
Tractebel Energia SA	134,100	2,270,364
Usinas Siderurgicas de Minas Gerais SA	134,100	1,973,307
Vale SA	804,600	25,589,335

		156,467,648
CHINA—37.76%
Agile Property Holdings Ltd.	1,788,000	3,076,000
Agricultural Bank of China Ltd. Class H(a)	7,599,000	4,641,013
Air China Ltd. Class H	1,788,000	1,816,174
Alibaba.com Ltd.(b)	894,000	1,508,114
Aluminum Corp. of China Ltd. Class H(b)	1,788,000	1,577,082
Angang New Steel Co. Ltd. Class H	894,000	986,251
Anhui Conch Cement Co. Ltd. Class H	114,000	507,891
Anta Sports Products Ltd.(b)	447,040	839,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2011

Bank of China Ltd. Class H(a)	37,101,000	20,560,121
Bank of Communications Co. Ltd. Class H	3,576,000	3,724,305
BBMG Corp. Class H(a)	1,117,500	1,675,363
Beijing Capital International Airport Co. Ltd. Class H(a)	894,000	421,858
Belle International Holdings Ltd.	3,129,000	6,614,091
Bosideng International Holdings Ltd.	894,000	257,483
Brilliance China Automotive Holdings Ltd.(a)	894,000	818,428
BYD Co. Ltd. Class H(a)(b)	447,000	1,456,962
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(a)	89,400	211,274
Chaoda Modern Agriculture (Holdings) Ltd.(b)	1,098,556	540,983
China Agri-Industries Holdings Ltd.	1,341,000	1,424,202
China CITIC Bank Class H(a)	3,576,000	2,570,231
China Coal Energy Co. Class H	1,788,000	2,418,500
China Communications Construction Co. Ltd. Class H	3,129,000	2,836,335
China Construction Bank Corp. Class H	27,239,370	25,707,266
China COSCO Holdings Co. Ltd. Class H(a)	1,564,500	1,440,295
China Dongxiang (Group) Co. Ltd.(b)	2,682,000	862,108
China Everbright Ltd.	894,000	1,857,555
China Gas Holdings Ltd.	1,796,000	755,122
China High Speed Transmission Equipment Group Co. Ltd.	894,000	1,113,843
China Life Insurance Co. Ltd. Class H	4,917,000	17,322,619
China Longyuan Power Group Corp. Ltd. Class H(b)	894,000	965,561
China Mengniu Dairy Co. Ltd.	894,000	2,862,198
China Merchants Bank Co. Ltd. Class H	2,235,297	5,690,667
China Merchants Holdings (International) Co. Ltd.(b)	894,000	3,890,980
China Minsheng Banking Corp. Ltd. Class H	1,874,000	1,773,414
China Mobile Ltd.	3,576,000	32,668,137
China National Building Material Co. Ltd. Class H	1,788,000	3,632,347
China Oilfield Services Ltd. Class H(a)	894,000	1,777,091
China Overseas Land & Investment Ltd.	2,682,800	5,608,821
China Pacific Insurance (Group) Co. Ltd. Class H	178,800	749,459
China Petroleum & Chemical Corp. Class H	10,728,000	10,759,105
China Railway Construction Corp. Ltd. Class H	1,788,000	1,620,763
China Railway Group Ltd. Class H	2,682,000	1,358,682
China Resources Enterprise Ltd.	894,000	3,580,621
China Resources Land Ltd.(b)	1,788,000	3,213,938
China Resources Power Holdings Co. Ltd.	928,200	1,864,169
China Rongsheng Heavy Industry Group Co. Ltd.	223,500	140,811
China Shenhua Energy Co. Ltd. Class H	2,011,500	9,996,139
China Shipping Container Lines Co. Ltd. Class H(a)	2,235,000	847,739
China Shipping Development Co. Ltd. Class H	894,000	911,535
China Southern Airlines Co. Ltd. Class H(a)(b)	894,000	463,239
China Taiping Insurance Holdings Co. Ltd.(a)	447,000	1,083,957
China Telecom Corp. Ltd. Class H	8,046,000	4,820,907
China Unicom (Hong Kong) Ltd.	3,603,900	7,997,906
China Yurun Food Group Ltd.	894,000	2,913,924
China Zhongwang Holdings Ltd.(b)	840,400	357,665
CITIC Pacific Ltd.	894,000	2,546,092
CNOOC Ltd.	10,728,000	27,035,699
COSCO Pacific Ltd.	894,000	1,772,494
Country Garden Holdings Co. Ltd.	1,341,000	593,130
CSR Corp Ltd. Class H	1,341,000	1,339,715
Datang International Power Generation Co. Ltd. Class H(b)	1,788,000	671,295
Dongfeng Motor Group Co. Ltd. Class H	1,788,000	3,158,763

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2011

Evergrande Real Estate Group Ltd.	1,788,000	1,259,827
Fosun International Ltd.	2,011,500	1,590,589
Franshion Properties (China) Ltd.(b)	2,682,000	813,830
Fushan International Energy Group Ltd.	1,788,000	1,147,178
GCL-Poly Energy Holdings Ltd.(b)	2,682,000	1,437,996
Geely Automobile Holdings Ltd.(b)	2,235,000	862,108
Golden Eagle Retail Group Ltd.	447,000	1,163,845
GOME Electrical Appliances Holdings Ltd.(a)	5,364,400	2,110,597
Great Wall Motor Co. Ltd. Class H	223,500	313,232
Greentown China Holdings Ltd.	447,000	465,538
Guangdong Investment Ltd.	2,682,000	1,365,579
Guangzhou Automobile Group Co. Ltd. Class H	2,114,454	2,359,830
Guangzhou R&F Properties Co. Ltd. Class H(b)	715,200	994,987
Hengan International Group Co. Ltd.(b)	670,500	5,780,433
Hidili Industry International Development Ltd.(b)	447,000	390,822
Huabao International Holdings Ltd.	894,000	1,262,126
Huaneng Power International Inc. Class H	2,682,000	1,569,036
Industrial and Commercial Bank of China Ltd. Class H(a)	31,294,050	26,234,461
Jiangsu Expressway Co. Ltd. Class H	1,788,000	1,866,751
Jiangxi Copper Co. Ltd. Class H	1,341,000	4,543,308
Kingboard Chemical Holdings Co. Ltd.	223,500	1,125,051
Kunlun Energy Co. Ltd.	2,682,000	4,682,969
Lee & Man Paper Manufacturing Ltd.(b)	447,000	271,277
Lenovo Group Ltd.(b)	2,682,000	1,579,381
Li Ning Co. Ltd.(b)	670,500	1,160,397
Longfor Properties Co. Ltd.	1,564,500	2,478,272
Maanshan Iron & Steel Co. Ltd. Class H(b)	1,788,000	864,407
Metallurgical Corp. of China Ltd. Class H	2,682,000	1,079,359
Nine Dragons Paper (Holdings) Ltd.	894,000	847,165
Parkson Retail Group Ltd.(b)	670,500	1,027,632
PetroChina Co. Ltd. Class H	13,410,000	19,449,151
PICC Property and Casualty Co. Ltd. Class H(a)	1,788,000	2,579,426
Ping An Insurance (Group) Co. of China Ltd. Class H	1,087,000	11,677,201
Poly (Hong Kong) Investments Ltd.(b)	1,349,984	952,936
Renhe Commercial Holdings Co. Ltd.	2,682,000	479,332
Semiconductor Manufacturing International Corp.(a)	5,811,000	493,126
Shanghai Electric Group Co. Ltd. Class H	2,682,000	1,403,511
Shanghai Industrial Holdings Ltd.	447,000	1,629,384
Shimao Property Holdings Ltd.	1,341,000	1,786,287
Shui On Land Ltd.	2,905,500	1,285,115
Sino-Ocean Land Holdings Ltd.(b)	2,905,500	1,539,150
Sinofert Holdings Ltd.(a)(b)	1,788,000	832,221
Sinopharm Group Co. Ltd. Class H	357,600	1,282,816
Soho China Ltd.	2,682,000	2,310,449
Tencent Holdings Ltd.	536,400	15,435,177
Tingyi (Cayman Islands) Holding Corp.(b)	1,788,000	5,460,016
Want Want China Holdings Ltd.	3,129,000	2,997,261
Weichai Power Co. Ltd. Class H(b)	447,000	2,534,597
Yanzhou Coal Mining Co. Ltd. Class H	894,000	3,735,800
Zhaojin Mining Industry Co. Ltd. Class H	447,000	1,026,483
Zhejiang Expressway Co. Ltd. Class H	1,788,000	1,406,960
Zijin Mining Group Co. Ltd. Class H	2,278,000	1,725,170
ZTE Corp. Class H	326,640	1,163,354

		414,040,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2011

INDIA—13.85%
Dr. Reddy’s Laboratories Ltd. SP ADR(b)	357,600	12,966,576
HDFC Bank Ltd. SP ADR	141,699	23,072,848
ICICI Bank Ltd. SP ADR	460,410	21,956,953
Infosys Technologies Ltd. SP ADR	433,143	26,746,580
Mahanagar Telephone Nigam Ltd. SP ADR(a)(b)	285,241	593,301
Reliance Industries Ltd. SP GDR(c)	634,740	26,900,281
Sterlite Industries (India) Ltd. SP ADR(a)	736,209	11,448,050
Tata Communications Ltd. SP ADR(a)	169,576	1,634,713
Tata Motors Ltd. SP ADR	536,847	13,007,803
Wipro Ltd. SP ADR(b)	975,801	13,495,328

		151,822,433
RUSSIA—14.07%
Federal Grid Co. of Unified Energy System OJSC	132,308,500	1,574,114
Gazprom OAO	3,169,428	23,102,433
Gazprom OAO SP ADR(a)	1,561,768	22,942,372
LUKOIL OAO	142,108	9,392,784
LUKOIL OAO SP ADR	116,706	7,504,196
Magnit OJSC SP GDR(a)(d)	150,192	4,618,404
Mechel OAO SP ADR	78,672	2,084,808
MMC Norilsk Nickel OJSC	19,509	4,879,768
MMC Norilsk Nickel OJSC SP ADR(a)	189,337	4,746,679
Mobile TeleSystems OJSC SP ADR	327,651	6,641,486
NovaTek OAO SP GDR(d)	59,004	8,036,345
Novolipetsk Steel OJSC SP GDR(d)	70,179	2,561,533
Polymetal OJSC(a)	33,725	662,582
Polyus Gold OJSC	13,919	949,829
Polyus Gold OJSC SP ADR	27,591	947,475
Rosneft Oil Co. OJSC SP GDR(d)	876,567	7,569,156
RusHydro OJSC	26,218,200	1,274,025
Sberbank of Russia GDR(d)	46,041	16,679,507
Sberbank of Russia	969,990	3,382,024
Severstal OAO	91,825	1,661,997
Severstal OAO SP GDR(d)	68,207	1,240,685
Sistema JSFC SP GDR(d)	84,483	2,292,024
Surgutneftegas OJSC	2,402,200	2,288,177
Surgutneftegas OJSC SP ADR(a)	238,078	2,290,310
Tatneft OAO SP ADR(b)	125,160	4,998,890
TMK OAO SP GDR(a)(d)	43,359	819,919
Uralkali OJSC	270,525	2,315,205
Uralkali OJSC SP GDR(a)(d)	53,624	2,294,035
VTB Bank OJSC	633,602,001	1,964,900
VTB Bank OJSC SP GDR(d)	425,097	2,627,099

		154,342,761

TOTAL COMMON STOCKS
(Cost: $753,030,389)		876,673,373

PREFERRED STOCKS—19.11%

BRAZIL—18.90%
AES Tiete SA	89,400	1,400,411
Banco Bradesco SA	1,183,762	23,240,694
Banco do Estado do Rio Grande do Sul SA	44,700	491,983
Bradespar SA	178,800	4,583,165
Brasil Telecom SA	164,898	1,658,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2011

Braskem SA Class A	134,100	2,096,373
Centrais Eletricas Brasileiras SA Class B	158,682	2,842,216
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	44,956	1,798,525
Companhia de Bebidas das Americas	457,315	14,095,722
Companhia de Bebidas das Americas New(a)(e)	2,058	63,433
Companhia de Transmissao de Energia Electrica Paulista	44,871	1,428,488
Companhia de Transmissao de Energia Electrica Paulista New(a)(e)	485	15,440
Companhia Energetica de Minas Gerais	223,593	4,188,831
Companhia Energetica de Sao Paulo Class B	89,400	1,731,418
Companhia Paranaense de Energia Class B	89,400	2,319,873
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	46,000	1,016,076
Gerdau SA	491,700	5,386,916
GOL Linhas Aereas Inteligentes SA	44,700	564,125
Itau Unibanco Holding SA	1,341,067	30,420,153
Itausa - Investimentos Itau SA	1,519,817	11,360,151
Itausa - Investimentos Itau SA New(a)(e)	15,531	116,089
Klabin SA	357,600	1,360,238
Lojas Americanas SA	273,789	2,711,893
Metalurgica Gerdau SA	178,800	2,462,461
Petroleo Brasileiro SA	2,503,214	38,166,092
Suzano Papel e Celulose SA	89,400	826,101
TAM SA	44,700	972,366
Tele Norte Leste Participacoes SA	178,800	3,129,000
Telemar Norte Leste SA Class A	44,700	1,657,861
TIM Participacoes SA	402,823	1,935,080
Ultrapar Participacoes SA	79,600	1,391,992
Usinas Siderurgicas de Minas Gerais SA Class A	268,200	2,571,665
Vale Fertilizantes SA	89,420	1,006,824
Vale SA Class A	1,206,900	34,251,517
Vivo Participacoes SA	91,719	4,051,890

		207,313,435
RUSSIA—0.21%
Sberbank of Russia	535,530	1,263,557
Surgutneftegas OJSC	1,995,600	1,004,590

		2,268,147

TOTAL PREFERRED STOCKS
(Cost: $171,149,786)		209,581,582

RIGHTS—0.00%

BRAZIL—0.00%
CETIP Balcao Organizado de Ativos e Derivativos SA(a)	333	388
Suzano Papel e Celulose SA(a)	273	10

		398

TOTAL RIGHTS
(Cost: $0)		398

SHORT-TERM INVESTMENTS—4.85%

MONEY MARKET FUNDS—4.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(f)(g)(h)	47,673,743	47,673,743
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(f)(g)(h)	4,146,659	4,146,659

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(f)(g)	1,326,361	1,326,361

		53,146,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,146,763)		53,146,763

TOTAL INVESTMENTS IN SECURITIES—103.91%
(Cost: $977,326,938)		1,139,402,116
Other Assets, Less Liabilities—(3.91)%		(42,856,644)

NET ASSETS—100.00%		$1,096,545,472

GDR	- Global Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—0.24%
CAE Inc.	1,125,952	$14,422,320

		14,422,320
APPAREL—0.31%
Gildan Activewear Inc.	504,213	18,787,314

		18,787,314
AUTO PARTS & EQUIPMENT—0.76%
Magna International Inc. Class A	957,863	46,368,142

		46,368,142
BANKS—22.06%
Bank of Montreal	2,479,930	158,494,365
Bank of Nova Scotia	4,705,919	288,324,665
Canadian Imperial Bank of Commerce	1,724,592	142,955,033
National Bank of Canada	714,153	59,669,387
Royal Bank of Canada	6,228,216	363,979,553
Toronto-Dominion Bank (The)	3,857,527	332,499,437

		1,345,922,440
CHEMICALS—4.44%
Agrium Inc.	688,708	60,443,661
Potash Corp. of Saskatchewan Inc.	3,733,321	210,470,138

		270,913,799
COMMERCIAL SERVICES—0.19%
Ritchie Bros. Auctioneers Inc.(a)	416,532	11,607,952

		11,607,952
COMPUTERS—1.83%
CGI Group Inc. Class A(b)	1,026,435	23,667,810
Research In Motion Ltd.(b)	2,057,617	87,817,994

		111,485,804
DIVERSIFIED FINANCIAL SERVICES—0.95%
CI Financial Corp.	694,556	16,782,325
IGM Financial Inc.	509,830	26,316,353
TMX Group Inc.	325,927	14,909,516

		58,008,194
ELECTRIC—0.76%
Fortis Inc.	764,601	26,050,966
TransAlta Corp.	918,323	20,350,307

		46,401,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2011

ENGINEERING & CONSTRUCTION—0.64%
SNC-Lavalin Group Inc.	659,612	38,827,138

		38,827,138
FOOD—1.61%
Empire Co. Ltd. Class A	125,495	7,235,538
George Weston Ltd.	225,510	16,991,516
Loblaw Companies Ltd.	490,204	21,048,136
Metro Inc. Class A	450,309	22,486,401
Saputo Inc.	623,911	30,588,607

		98,350,198
FOREST PRODUCTS & PAPER—0.35%
Sino-Forest Corp. Class A(a)(b)	1,073,386	21,349,175

		21,349,175
GAS—0.37%
Canadian Utilities Ltd. Class A	380,259	22,414,813

		22,414,813
HAND & MACHINE TOOLS—0.36%
Finning International Inc.	749,010	22,218,659

		22,218,659
HOLDING COMPANIES - DIVERSIFIED—0.25%
Onex Corp.	414,899	15,592,169

		15,592,169
INSURANCE—6.63%
Fairfax Financial Holdings Ltd.	86,881	33,493,372
Great-West Lifeco Inc.	1,242,881	33,725,903
Industrial Alliance Insurance and Financial Services Inc.	366,891	15,866,990
Intact Financial Corp.	497,024	25,532,213
Manulife Financial Corp.	7,765,504	138,422,103
Power Corp. of Canada	1,525,213	43,827,145
Power Financial Corp.	1,082,312	34,485,185
Sun Life Financial Inc.	2,508,807	78,849,330

		404,202,241
MANUFACTURING—0.72%
Bombardier Inc. Class B	6,276,716	43,730,023

		43,730,023
MEDIA—1.76%
Shaw Communications Inc. Class B	1,618,415	34,695,236
Thomson Reuters Corp.	1,638,672	63,831,843
Yellow Media Inc.	2,227,573	8,690,949

		107,218,028
MINING—16.87%
Agnico-Eagle Mines Ltd.	737,619	47,682,384
Barrick Gold Corp.	4,360,976	208,810,112

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2011

Cameco Corp.	1,722,605	48,147,952
Centerra Gold Inc.	723,628	13,294,709
Eldorado Gold Corp.	2,394,675	37,989,529
First Quantum Minerals Ltd.	376,403	51,189,409
Franco-Nevada Corp.	551,324	21,236,942
Goldcorp Inc.	3,486,922	174,409,083
IAMGOLD Corp.	1,627,745	34,307,223
Inmet Mining Corp.	228,414	16,385,171
Ivanhoe Mines Ltd.(b)	1,143,941	28,785,964
Kinross Gold Corp.	4,952,494	77,800,442
Osisko Mining Corp.(b)	1,501,090	22,109,258
Pan American Silver Corp.	448,834	15,246,041
Silver Wheaton Corp.	1,539,840	56,803,305
Teck Resources Ltd. Class B	2,539,005	133,180,817
Yamana Gold Inc.	3,238,876	41,553,624

		1,028,931,965
OIL & GAS—23.24%
ARC Resources Ltd.	1,241,782	34,336,935
Athabasca Oil Sands Corp.(b)	1,305,947	23,925,849
Baytex Energy Corp.	491,804	28,274,225
Bonavista Energy Corp.	587,272	18,002,764
Canadian Natural Resources Ltd.	4,774,506	207,814,335
Canadian Oil Sands Ltd.	2,116,025	65,980,405
Cenovus Energy Inc.	3,287,617	121,480,816
Crescent Point Energy Corp.	1,058,489	51,261,087
EnCana Corp.	3,211,864	109,465,603
Enerplus Corp.	778,186	25,204,600
Husky Energy Inc.	1,166,567	35,700,791
Imperial Oil Ltd.	1,295,818	64,359,563
MEG Energy Corp.(b)	536,796	28,395,309
Nexen Inc.	2,297,824	53,007,552
Niko Resources Ltd.	202,629	16,792,158
Pacific Rubiales Energy Corp.	1,111,031	31,008,183
Pengrowth Energy Corp.	1,431,400	18,881,449
Penn West Petroleum Ltd.	1,993,234	51,556,427
PetroBakken Energy Ltd. Class A	367,428	6,280,237
Progress Energy Resources Corp.	807,789	11,547,585
Suncor Energy Inc.	6,842,989	285,698,411
Talisman Energy Inc.	4,479,865	94,604,983
Tourmaline Oil Corp.(b)	477,161	14,770,148
Vermilion Energy Inc.	371,580	19,517,682

		1,417,867,097
PHARMACEUTICALS—1.08%
Valeant Pharmaceuticals International Inc.	1,262,175	66,166,969

		66,166,969
PIPELINES—3.98%
Enbridge Inc.	3,173,295	106,349,681
TransCanada Corp.	3,053,104	136,733,429

		243,083,110
REAL ESTATE—1.66%
Brookfield Asset Management Inc. Class A	2,437,432	79,901,781
Brookfield Properties Corp.	1,097,901	21,474,143

		101,375,924

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2011

REAL ESTATE INVESTMENT TRUSTS—0.24%
RioCan Real Estate Investment Trust	555,867	14,595,919

		14,595,919
RETAIL—1.83%
Alimentation Couche-Tard Inc. Class B	539,093	14,978,979
Canadian Tire Corp. Ltd. Class A	340,793	22,754,708
Shoppers Drug Mart Corp.	949,890	39,678,018
Tim Hortons Inc.	732,033	34,023,271

		111,434,976
SOFTWARE—0.27%
Open Text Corp.(b)	249,215	16,243,925

		16,243,925
TELECOMMUNICATIONS—2.81%
BCE Inc.	1,089,209	43,844,920
Bell Aliant Inc.	324,588	9,749,198
Rogers Communications Inc. Class B	1,839,038	70,118,247
TELUS Corp.	249,258	13,643,136
TELUS Corp. NVS	650,239	33,993,503

		171,349,004
TRANSPORTATION—3.67%
Canadian National Railway Co.	2,011,699	157,327,175
Canadian Pacific Railway Ltd.	739,241	46,848,735
Viterra Inc.	1,629,792	19,917,157

		224,093,067

TOTAL COMMON STOCKS
(Cost: $5,530,296,036)		6,092,961,638

SHORT-TERM INVESTMENTS—0.45%

MONEY MARKET FUNDS—0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	24,793,610	24,793,610
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	2,156,546	2,156,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	242,817	242,817

		27,192,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,192,973)		27,192,973

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $5,557,489,009)		6,120,154,611
Other Assets, Less Liabilities—(0.33)%		(19,880,515)

NET ASSETS—100.00%		$6,100,274,096

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.38%

AIRLINES—4.80%
LAN Airlines SA	1,541,708	$44,131,267

		44,131,267
APPAREL—0.46%
Forus SA	1,178,338	4,183,899

		4,183,899
BANKS—10.03%
Banco de Credito e Inversiones	443,394	31,486,985
Banco Santander (Chile) SA	497,542,808	43,405,176
CorpBanca SA	1,028,923,980	17,292,654

		92,184,815
BEVERAGES—3.67%
Compania Cervecerias Unidas SA	1,496,178	17,225,204
Vina Concha y Toro SA	6,261,066	16,504,854

		33,730,058
BUILDING MATERIALS—0.92%
SalfaCorp SA	2,132,509	8,489,653

		8,489,653
CHEMICALS—4.93%
Sociedad Quimica y Minera de Chile SA Series B	723,877	45,328,377

		45,328,377
COMPUTERS—1.14%
Sonda SA	3,773,490	10,515,751

		10,515,751
ELECTRIC—22.51%
AES Gener SA	30,583,476	18,493,559
Colbun SA	90,137,978	25,992,014
Empresa Electrica Del Norte Grande SA	6,300,000	18,329,245
Empresa Electrica Pilmaiquen SA	319,536	1,375,235
Empresa Nacional de Electricidad SA	39,678,408	73,687,252
Enersis SA	159,678,868	69,104,836

		206,982,141
ENGINEERING & CONSTRUCTION—1.38%
Besalco SA	3,942,888	7,856,928
Socovesa SA	7,073,806	4,810,249

		12,667,177
FOOD—9.97%
Cencosud SA	11,158,959	84,790,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2011

Compania Pesquera Camanchaca SA(a)	1,000,000	170,002
Empresas Iansa SA	33,145,308	3,644,772
Multiexport Foods SA	6,515,538	3,056,568

		91,662,141
FOREST PRODUCTS & PAPER—8.58%
Empresas CMPC SA	1,389,617	73,562,682
Masisa SA	34,193,222	5,334,643

		78,897,325
HOLDING COMPANIES - DIVERSIFIED—11.65%
Empresas Copec SA	5,688,160	107,104,368

		107,104,368
INVESTMENT COMPANIES—0.57%
Norte Grande SA	291,123,044	5,262,392

		5,262,392
IRON & STEEL—4.80%
CAP SA	875,364	44,173,199

		44,173,199
LODGING—0.29%
Enjoy SA(a)	9,370,298	2,681,837

		2,681,837
METAL FABRICATE & HARDWARE—0.32%
Madeco SA(a)	53,863,208	2,909,332

		2,909,332
REAL ESTATE—1.57%
Parque Arauco SA	5,496,585	13,602,481
PAZ Corp. SA	813,246	873,097

		14,475,578
RETAIL—7.09%
Empresas Hites SA	1,741,318	2,634,273
La Polar SA	3,137,326	16,540,669
S.A.C.I. Falabella SA	4,120,829	46,023,461

		65,198,403
TELECOMMUNICATIONS—2.76%
Empresa Nacional de Telecomunicaciones SA	1,353,744	25,344,465

		25,344,465
TRANSPORTATION—1.02%
Compania SudAmericana de Vapores SA	14,517,978	9,403,726

		9,403,726

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2011

WATER—0.92%
Inversiones Aguas Metropolitanas SA	5,604,888	8,442,913

		8,442,913

TOTAL COMMON STOCKS
(Cost: $633,882,877)		913,768,817

RIGHTS—0.03%

BANKS—0.00%
CorpBanca SA(a)(b)	120,649,668	26

		26
BUILDING MATERIALS—0.01%
SalfaCorp SA(a)(b)	219,114	94,303

		94,303
TRANSPORTATION—0.02%
Compania SudAmericana de Vapores SA(a)(b)	5,971,602	205,607

		205,607

TOTAL RIGHTS
(Cost: $0)		299,936

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	6,122,934	6,122,934

		6,122,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,122,934)		6,122,934

TOTAL INVESTMENTS IN SECURITIES – 100.07%
(Cost: $640,005,811)		920,191,687
Other Assets, Less Liabilities – (0.07)%		(689,539)

NET ASSETS – 100.00%		$919,502,148

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—95.44%

CZECH REPUBLIC—3.98%
CEZ AS	17,251	$949,809
Komercni Banka AS	1,628	387,783
Telefonica O2 Czech Republic AS	12,152	292,939

		1,630,531
HUNGARY—4.53%
Magyar Telekom Telecommunications PLC	48,288	142,143
MOL Hungarian Oil and Gas Nyrt(a)	4,464	572,793
OTP Bank Nyrt(a)	25,656	843,753
Richter Gedeon Nyrt	1,512	297,537

		1,856,226
POLAND—18.25%
Asseco Poland SA	7,032	135,329
Bank Handlowy w Warszawie SA	3,480	122,054
Bank Millennium SA	45,337	91,946
Bank Pekao SA	12,600	777,139
BRE Bank SA(a)	1,632	202,562
Cyfrowy Polsat SA	10,032	60,818
ENEA SA(a)	11,784	84,373
Getin Holding SA(a)	35,156	177,096
Globe Trade Centre SA(a)	17,568	127,638
Grupa Lotos SA(a)	6,456	109,579
Kernel Holding SA(a)	5,256	155,689
KGHM Polska Miedz SA	14,808	1,033,342
Polska Grupa Energetyczna SA	69,864	625,663
Polski Koncern Naftowy Orlen SA(a)	34,320	673,577
Polskie Gornictwo Naftowe i Gazownictwo SA	188,976	300,834
Powszechna Kasa Oszczednosci Bank Polski SA	66,720	1,066,007
Powszechny Zaklad Ubezpieczen SA	5,064	715,961
Synthos SA(a)	63,576	124,777
Tauron Polska Energia SA(a)	112,272	269,316
Telekomunikacja Polska SA	78,432	514,822
TVN SA	17,232	106,095

		7,474,617
RUSSIA—68.68%
Federal Grid Co. of Unified Energy System OJSC	32,938,000	391,873
Gazprom OAO	558,108	4,068,132
Gazprom OAO SP ADR(a)	290,215	4,263,258
Inter RAO UES OJSC	92,200,000	110,681
LSR Group OJSC GDR(b)	19,248	161,491
LUKOIL OAO	28,754	1,900,527
LUKOIL OAO SP ADR	25,803	1,655,262
Magnit OJSC SP GDR(a)(b)	24,048	739,476
Mechel OAO SP ADR	15,744	417,216
MMC Norilsk Nickel OJSC	2,461	615,568
MMC Norilsk Nickel OJSC SP ADR(a)	36,374	911,896
Mobile TeleSystems OJSC SP ADR	55,128	1,117,445
NovaTek OAO SP GDR(b)	9,720	1,323,864
Novolipetsk Steel OJSC SP GDR(b)	7,032	256,668
Polymetal OJSC(a)	16,940	332,814
Polyus Gold OJSC	2,556	174,421

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2011

Polyus Gold OJSC SP ADR	5,115	174,677
Raspadskaya OAO(a)	16,560	101,764
Rosneft Oil Co. OJSC SP GDR(b)	170,310	1,470,627
RusHydro OJSC	12,336,000	599,445
Sberbank of Russia GDR(b)	8,478	3,071,368
Sberbank of Russia	71,827	250,436
Severstal OAO	10,119	183,150
Severstal OAO SP GDR(b)	11,319	205,893
Sistema JSFC SP GDR(b)	10,296	279,330
Surgutneftegas OJSC	351,880	335,178
Surgutneftegas OJSC SP ADR(a)	41,188	394,581
Tatneft OAO SP ADR	21,621	863,543
TMK OAO SP GDR(a)(b)	6,720	127,075
Uralkali OJSC	49,510	423,716
Uralkali OJSC SP GDR(a)(b)	8,223	351,780
VTB Bank OJSC	59,340,999	184,026
VTB Bank OJSC SP GDR(b)	110,400	682,272

		28,139,453

TOTAL COMMON STOCKS
(Cost: $40,418,051)		39,100,827

PREFERRED STOCKS—2.09%

RUSSIA—2.09%
Sberbank of Russia	106,300	250,810
Surgutneftegas OJSC	739,200	372,115
Transneft OAO SP ADR	168	235,240

		858,165

TOTAL PREFERRED STOCKS
(Cost: $925,694)		858,165

SHORT-TERM INVESTMENTS—1.34%

MONEY MARKET FUNDS—1.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	550,173	550,173

		550,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $550,173)		550,173

TOTAL INVESTMENTS IN SECURITIES—98.87%
(Cost: $41,893,918)		40,509,165
Other Assets, Less Liabilities—1.13%		461,977

NET ASSETS—100.00%		$40,971,142

GDR	- Global Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2011

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—92.05%

BRAZIL—8.29%
ALL - America Latina Logistica SA	4,353,100	$36,135,003
Amil Participacoes SA	1,295,800	16,163,247
Anhanguera Educacional Participacoes SA	1,098,900	23,446,530
B2W Companhia Global do Varejo	474,400	6,603,238
B2W Companhia Global do Varejo New(a)	192,172	2,693,065
Banco do Brasil SA	5,576,374	98,738,939
Banco Santander (Brasil) SA	871,300	9,817,697
Banco Santander (Brasil) SA SP ADR	4,927,673	55,978,365
BM&F Bovespa SA	20,528,800	146,694,452
BR Malls Participacoes SA	3,439,800	39,649,495
BRF - Brasil Foods SA	4,426,800	81,820,979
BRF - Brasil Foods SA SP ADR(b)	1,808,315	34,249,486
Brookfield Incorporacoes SA	1,606,100	8,394,728
CCR SA	1,676,000	52,253,663
Centrais Eletricas Brasileiras SA(a)	1,326,000	18,749,740
Centrais Eletricas Brasileiras SA SP ADR	1,095,382	15,806,362
CETIP Balcao Organizado de Ativos e Derivativos SA	1,853,800	28,494,795
Cielo SA	2,232,360	55,380,960
Companhia de Saneamento Basico do Estado de Sao Paulo	62,200	1,896,057
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	641,522	39,479,264
Companhia Hering SA	1,305,600	29,711,126
Companhia Siderurgica Nacional SA SP ADR	8,327,082	118,577,648
Cosan SA Industria e Comercio	1,198,100	18,264,757
CPFL Energia SA	404,300	11,563,825
CPFL Energia SA SP ADR(b)	266,846	23,410,400
Cyrela Brazil Realty SA	3,134,200	33,436,215
Diagnosticos da America SA	2,738,500	38,722,596
Duratex SA	2,794,080	22,646,837
EcoRodovias Infraestrutura e Logistica SA	1,791,100	15,772,398
EDP Energias do Brasil SA	851,900	20,435,060
Embraer SA SP ADR	2,293,130	74,045,168
Fibria Celulose SA SP ADR	2,594,625	40,398,311
Gafisa SA SP ADR	2,028,565	22,395,358
Gol Linhas Aereas Inteligentes SA SP ADR(b)	984,659	12,810,414
HRT Participacoes em Petroleo SA(a)	37,600	33,703,879
Hypermarcas SA	2,764,900	25,918,483
Itau Unibanco Holding SA SP ADR	19,673,020	449,135,047
JBS SA(a)	6,230,865	22,262,220
Localiza Rent A Car SA	754,800	12,531,162
Lojas Renner SA	981,100	37,066,461
Marfrig Alimentos SA	1,595,700	14,404,261
MMX Mineracao e Metalicos SA(a)	1,946,300	11,610,349
MRV Engenharia e Participacoes SA	2,792,700	25,650,213
Multiplan Empreendimentos Imobiliarios SA	587,900	13,371,232
Natura Cosmeticos SA	1,715,700	45,812,650
Odontoprev SA	1,048,600	18,865,070
OGX Petroleo e Gas Participacoes SA(a)	12,520,800	126,934,980
PDG Realty SA Empreendimentos e Participacoes	10,864,800	67,898,570
Petroleo Brasileiro SA	32,396,374	548,682,078
Porto Seguro SA	830,000	12,831,297
Redecard SA	3,155,300	47,404,690
Rossi Residencial SA	1,466,400	12,959,379
Souza Cruz SA	3,670,300	45,897,575
SulAmerica SA	578,400	7,302,339
TAM SA SP ADR(b)	714,473	15,761,274
Tele Norte Leste Participacoes SA	262,000	5,393,315

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Totvs SA	1,327,200	26,390,683
Tractebel Energia SA	1,289,200	21,769,466
Usinas Siderurgicas de Minas Gerais SA	1,261,500	18,514,582
Vale SA SP ADR	12,518,244	403,838,551

		3,326,545,984
CHILE—1.55%
AES Gener SA	3,536,312	2,136,308
Banco de Credito e Inversiones	22,056	1,564,760
Banco Santander (Chile) SA SP ADR	1,549,656	139,608,509
CAP SA	218,722	11,026,617
Cencosud SA	4,802,694	36,457,729
Colbun SA	9,897,630	2,851,300
Compania Cervecerias Unidas SA	145,202	1,670,065
CorpBanca SA	789,506,062	13,256,030
Empresa Electrica Del Norte Grande SA	5,219,111	15,169,812
Empresa Nacional de Electricidad SA	10,270,744	19,055,470
Empresa Nacional de Electricidad SA SP ADR	45,519	2,514,470
Empresa Nacional de Telecomunicaciones SA	174,610	3,265,843
Empresas CMPC SA	145,202	7,679,177
Empresas Copec SA	863,860	16,250,188
Enersis SA SP ADR(b)	5,319,930	115,442,481
LAN Airlines SA SP ADR(b)	2,998,053	86,104,082
S.A.C.I. Falabella SA	782,988	8,736,338
Sociedad Quimica y Minera de Chile SA Series B SP ADR(b)	2,214,545	138,564,081
Vina Concha y Toro SA	599,188	1,577,997

		622,931,257
CHINA—17.79%
Agile Property Holdings Ltd.(b)	29,558,000	50,850,348
Agricultural Bank of China Ltd. Class H(a)	161,451,000	98,604,588
Air China Ltd. Class H	26,368,000	26,783,483
Alibaba.com Ltd.(b)	12,757,000	21,520,143
Aluminum Corp. of China Ltd. Class H(b)	32,654,000	28,802,042
Angang New Steel Co. Ltd. Class H(b)	20,171,320	22,252,785
Anhui Conch Cement Co. Ltd. Class H	11,157,000	49,706,530
Anta Sports Products Ltd.(b)	8,555,402	16,060,389
AviChina Industry & Technology Co. Ltd. Class H	17,844,000	11,861,662
Bank of China Ltd. Class H(a)	615,044,000	340,836,603
Bank of Communications Co. Ltd. Class H	66,614,000	69,376,647
BBMG Corp. Class H(a)	8,714,500	13,064,831
Beijing Capital International Airport Co. Ltd. Class H(a)	25,920,000	12,231,053
Beijing Enterprises Holdings Ltd.(b)	5,896,000	30,020,328
Belle International Holdings Ltd.	35,900,000	75,885,541
Bosideng International Holdings Ltd.	19,674,000	5,666,351
Brilliance China Automotive Holdings Ltd.(a)	20,546,000	18,809,188
BYD Co. Ltd. Class H(a)(b)	3,167,500	10,324,223
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. Class H(a)	4,357,200	10,297,120
Chaoda Modern Agriculture (Holdings) Ltd.(b)	19,045,942	9,379,161
China Agri-Industries Holdings Ltd.(b)	22,913,000	24,334,631
China BlueChemical Ltd. Class H	5,340,000	4,256,922
China CITIC Bank Class H(a)	32,435,000	23,312,480
China Coal Energy Co. Class H	35,228,000	47,650,394
China Communications Construction Co. Ltd. Class H	44,061,000	39,939,832
China Communications Services Corp. Ltd. Class H	604,000	387,525
China Construction Bank Corp. Class H	474,372,760	447,691,217
China COSCO Holdings Co. Ltd. Class H(a)(b)	24,518,500	22,571,982
China Dongxiang (Group) Co. Ltd.(b)	28,640,000	9,206,102
China Everbright Ltd.(b)	23,532,000	48,894,833
China Gas Holdings Ltd.	32,246,000	13,557,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

China High Speed Transmission Equipment Group Co. Ltd.(b)	10,553,000	13,148,084
China Life Insurance Co. Ltd. Class H	74,489,000	262,425,165
China Longyuan Power Group Corp. Ltd. Class H(b)	11,007,000	11,888,061
China Mengniu Dairy Co. Ltd.	13,508,000	43,246,720
China Merchants Bank Co. Ltd. Class H	37,412,042	95,244,384
China Merchants Holdings (International) Co. Ltd.(b)	11,086,000	48,249,889
China Minsheng Banking Corp. Ltd. Class H	22,411,700	21,208,765
China Mobile Ltd.	58,187,000	531,560,646
China Molybdenum Co. Ltd. Class H	12,259,000	10,812,894
China National Building Material Co. Ltd. Class H	32,644,000	66,316,749
China National Materials Co. Ltd. Class H	11,473,000	10,753,932
China Oilfield Services Ltd. Class H(a)	9,638,000	19,158,398
China Overseas Land & Investment Ltd.	47,052,960	98,371,719
China Pacific Insurance (Group) Co. Ltd. Class H	7,758,800	32,521,827
China Petroleum & Chemical Corp. Class H	162,666,000	163,137,635
China Railway Construction Corp. Ltd. Class H	18,116,000	16,421,552
China Railway Group Ltd. Class H	34,595,000	17,525,577
China Resources Cement Holdings Ltd.(b)	20,504,000	20,220,725
China Resources Enterprise Ltd.(b)	18,142,000	72,661,772
China Resources Land Ltd.(b)	34,078,000	61,255,352
China Resources Power Holdings Co. Ltd.(b)	19,938,999	40,044,894
China Rongsheng Heavy Industry Group Co. Ltd.(b)	14,186,000	8,937,557
China Shanshui Cement Group Ltd.	17,276,000	18,658,866
China Shenhua Energy Co. Ltd. Class H	32,304,000	160,534,571
China Shineway Pharmaceutical Group Ltd.(b)	3,245,000	7,668,722
China Shipping Container Lines Co. Ltd. Class H(a)	55,619,000	21,096,381
China Shipping Development Co. Ltd. Class H	20,828,000	21,236,529
China Southern Airlines Co. Ltd. Class H(a)(b)	11,504,000	5,960,967
China State Construction International Holdings Ltd.	14,106,000	15,198,848
China Taiping Insurance Holdings Co. Ltd.(a)(b)	5,398,200	13,090,415
China Telecom Corp. Ltd. Class H	102,378,000	61,341,633
China Unicom (Hong Kong) Ltd.	52,704,000	116,962,634
China Yurun Food Group Ltd.	14,389,000	46,899,839
China Zhongwang Holdings Ltd.(b)	788,800	335,705
Chongqing Rural Commercial Bank Class H(a)	22,262,000	15,914,820
CITIC Pacific Ltd.	16,609,000	47,302,053
CNOOC Ltd.	181,755,000	458,041,903
COSCO Pacific Ltd.	11,980,000	23,752,207
Country Garden Holdings Co. Ltd.(b)	27,055,000	11,966,544
CSG Holding Co. Ltd.(a)	1,876,800	2,533,787
CSR Corp Ltd. Class H(b)	14,060,000	14,046,532
Datang International Power Generation Co. Ltd. Class H(b)	25,932,000	9,736,024
Dongfang Electric Corp. Ltd. Class H	8,475,800	31,222,530
Dongfeng Motor Group Co. Ltd. Class H	25,292,000	44,682,008
Evergrande Real Estate Group Ltd.(b)	62,540,388	44,066,028
Fosun International Ltd.	11,918,000	9,424,130
Franshion Properties (China) Ltd.(b)	22,210,000	6,739,433
Fushan International Energy Group Ltd.(b)	11,724,000	7,522,100
GCL-Poly Energy Holdings Ltd.(b)	81,175,000	43,523,231
Geely Automobile Holdings Ltd.(b)	30,450,000	11,745,495
Golden Eagle Retail Group Ltd.	6,019,000	15,671,557
GOME Electrical Appliances Holdings Ltd.(a)(b)	89,417,200	35,180,764
Great Wall Motor Co. Ltd. Class H(b)	9,619,500	13,481,610
Greentown China Holdings Ltd.	8,290,000	8,633,807
Guangdong Investment Ltd.(b)	28,170,110	14,343,215
Guangzhou Automobile Group Co. Ltd. Class H	26,236,742	29,281,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Guangzhou R&F Properties Co. Ltd. Class H(b)	16,592,400	23,083,372
Hengan International Group Co. Ltd.(b)	6,954,000	59,950,974
Hengdeli Holdings Ltd.(b)	18,971,329	11,123,088
Hidili Industry International Development Ltd.(b)	1,564,000	1,367,440
Huabao International Holdings Ltd.	13,686,000	19,321,536
Huaneng Power International Inc. Class H	38,682,000	22,629,924
Industrial and Commercial Bank of China Ltd. Class H(a)	598,276,085	501,547,432
Intime Department Store Group Co. Ltd.	9,399,000	16,677,214
Jiangsu Expressway Co. Ltd. Class H	9,756,000	10,185,693
Jiangxi Copper Co. Ltd. Class H	18,202,000	61,668,375
Kingboard Chemical Holdings Co. Ltd.(b)	4,093,000	20,603,276
Kunlun Energy Co. Ltd.	25,758,000	44,975,363
KWG Property Holdings Ltd.(b)	10,417,500	7,447,338
Lee & Man Paper Manufacturing Ltd.(b)	7,216,000	4,379,266
Lenovo Group Ltd.(b)	60,948,000	35,891,178
Li Ning Co. Ltd.(b)	6,412,000	11,096,892
Longfor Properties Co. Ltd.	17,488,500	27,702,951
Lonking Holdings Ltd.(b)	16,832,000	9,479,220
Maanshan Iron & Steel Co. Ltd. Class H(b)	43,148,000	20,859,855
Metallurgical Corp. of China Ltd. Class H	3,436,000	1,382,803
Minmetals Resources Ltd.(a)	15,616,000	11,766,036
Nine Dragons Paper (Holdings) Ltd.(b)	17,388,000	16,477,066
Parkson Retail Group Ltd.(b)	8,104,500	12,421,249
PetroChina Co. Ltd. Class H	204,472,000	296,555,318
PICC Property and Casualty Co. Ltd. Class H(a)	26,514,000	38,249,951
Ping An Insurance (Group) Co. of China Ltd. Class H	17,716,500	190,321,195
Poly (Hong Kong) Investments Ltd.(b)	25,995,458	18,349,853
Renhe Commercial Holdings Co. Ltd.(b)	132,306,000	23,645,969
Sany Heavy Equipment International Holdings Co. Ltd.(b)	9,190,000	10,941,813
Semiconductor Manufacturing International Corp.(a)(b)	56,549,000	4,798,789
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	10,376,000	13,741,368
Shanghai Electric Group Co. Ltd. Class H	3,738,000	1,956,124
Shanghai Industrial Holdings Ltd.(b)	6,572,000	23,955,950
Shimao Property Holdings Ltd.	24,176,000	32,203,789
Shui On Land Ltd.(b)	51,835,450	22,927,045
Sihuan Pharmaceutical Holdings Group Ltd.(a)	17,869,000	11,143,067
Sino-Ocean Land Holdings Ltd.(b)	52,393,500	27,754,755
Sinofert Holdings Ltd.(a)(b)	41,132,000	19,144,815
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	31,204,000	14,764,572
Sinopharm Group Co. Ltd. Class H	9,214,000	33,053,327
Skyworth Digital Holdings Ltd.(b)	8,250,000	5,346,225
Soho China Ltd.(b)	27,945,000	24,073,636
Tencent Holdings Ltd.	10,434,000	300,243,550
Tingyi (Cayman Islands) Holding Corp.(b)	18,338,000	55,998,753
Tsingtao Brewery Co. Ltd. Class H	4,078,000	23,857,305
Want Want China Holdings Ltd.(b)	65,604,000	62,841,908
Weichai Power Co. Ltd. Class H(b)	2,350,000	13,325,062
Wumart Stores Inc. Class H	1,646,750	3,785,803
XinAo Gas Holdings Ltd.(b)	7,964,000	27,698,822
Yanzhou Coal Mining Co. Ltd. Class H	23,096,800	96,515,696
Yuexiu Property Co. Ltd.(a)(b)	49,872,000	10,452,187
Zhaojin Mining Industry Co. Ltd. Class H	9,470,000	21,746,742
Zhejiang Expressway Co. Ltd. Class H	29,722,000	23,387,954
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,674,000	15,955,705
Zijin Mining Group Co. Ltd. Class H	49,324,000	37,353,935

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

ZTE Corp. Class H	6,049,200	21,544,702

		7,136,718,494
COLOMBIA—0.52%
Almacenes Exito SA	141,854	2,062,276
Bancolombia SA	107,981	1,736,960
Bancolombia SA SP ADR	2,457,336	163,781,444
Cementos Argos SA	351,326	2,241,122
Corporacian Financiera Colombiana SA New(a)	25,874	463,116
Corporacian Financiera Colombiana SA	852,244	15,970,300
Ecopetrol SA	7,010,988	15,676,431
Grupo de Inversiones Suramericana SA	176,950	3,910,595
Interconexion Electrica SA ESP	243,076	1,752,141
Inversiones Argos SA	138,129	1,495,020

		209,089,405
CZECH REPUBLIC—0.44%
CEZ AS	2,324,483	127,981,891
Komercni Banka AS	208,521	49,668,773
Telefonica O2 Czech Republic AS	31	747

		177,651,411
EGYPT—0.34%
Orascom Construction Industries Co. SP GDR(b)	2,182,360	97,355,079
Orascom Telecom Holding SAE SP GDR(a)(b)(c)	11,087,028	38,305,682

		135,660,761
HUNGARY—0.62%
Magyar Telekom Telecommunications PLC	3,626,305	10,674,645
MOL Hungarian Oil and Gas Nyrt(a)(b)	677,141	86,886,548
OTP Bank Nyrt(a)	2,382,543	78,355,061
Richter Gedeon Nyrt(b)	367,651	72,347,760

		248,264,014
INDIA—6.06%
Axis Bank Ltd. SP GDR(a)(c)	1,409,357	40,871,353
Dr. Reddy’s Laboratories Ltd. SP ADR(b)	2,668,535	96,761,079
HDFC Bank Ltd. SP ADR	2,479,212	403,690,090
ICICI Bank Ltd. SP ADR	7,708,340	367,610,735
Infosys Technologies Ltd. SP ADR	7,278,695	449,459,416
Larsen & Toubro Ltd. SP GDR(c)	2,363,106	85,000,923
Mahanagar Telephone Nigam Ltd. SP ADR(a)(b)	1,418,791	2,951,085
Reliance Industries Ltd. SP GDR(b)(d)	10,042,449	425,598,989
State Bank of India SP GDR	249,116	26,132,268
Sterlite Industries (India) Ltd. SP ADR(a)(b)	8,479,026	131,848,854
Tata Communications Ltd. SP ADR(a)(b)	5,919,220	57,061,281
Tata Motors Ltd. SP ADR(b)	6,680,027	161,857,054
Wipro Ltd. SP ADR(b)	13,113,097	181,354,132

		2,430,197,259
INDONESIA—2.57%
PT Adaro Energy Tbk	87,972,000	25,251,175
PT Aneka Tambang Tbk	153,224,099	38,595,491
PT Astra Agro Lestari Tbk	3,956,000	10,938,035
PT Astra International Tbk	21,464,500	147,740,540
PT Bank Central Asia Tbk	133,238,500	110,830,455
PT Bank Danamon Indonesia Tbk	31,504,487	22,884,168
PT Bank Mandiri Tbk	91,746,400	77,391,375
PT Bank Negara Indonesia (Persero) Tbk	67,882,276	30,817,623
PT Bank Rakyat Indonesia Tbk	114,580,122	85,242,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

PT Bumi Resources Tbk	180,655,000	69,844,942
PT Charoen Pokphand Indonesia Tbk	80,403,445	18,180,382
PT Gudang Garam Tbk	6,053,000	30,883,739
PT Indo Tambangraya Megah Tbk	3,540,500	19,495,460
PT Indocement Tunggal Prakarsa Tbk	3,775,500	7,475,362
PT Indofood Sukses Makmur Tbk	46,494,000	29,414,516
PT Indosat Tbk	1,942,560	1,194,826
PT International Nickel Indonesia Tbk	14,882,500	8,325,691
PT Kalbe Farma Tbk	28,269,903	11,840,537
PT Perusahaan Gas Negara Tbk	133,639,500	63,410,459
PT Semen Gresik (Persero) Tbk	20,080,000	22,819,518
PT Tambang Batubara Bukit Asam Tbk	4,267,000	10,623,133
PT Telekomunikasi Indonesia Tbk	92,943,500	83,845,697
PT Unilever Indonesia Tbk	3,194,000	5,500,767
PT United Tractors Tbk	31,418,153	84,660,245
PT XL Axiata Tbk	16,746,500	12,066,191

		1,029,272,407
MALAYSIA—3.30%
AirAsia Bhd(a)	20,928,400	20,716,370
Alliance Financial Group Bhd	7,150,700	7,244,522
AMMB Holdings Bhd	26,181,975	56,268,852
Axiata Group Bhd(a)	26,751,000	44,429,497
Berjaya Corp. Bhd	10,671,100	4,288,999
Berjaya Sports Toto Bhd	14,637,000	20,517,569
British American Tobacco (Malaysia) Bhd	1,528,700	23,805,167
Bursa Malaysia Bhd	6,313,700	16,022,809
CIMB Group Holdings Bhd	35,673,700	99,182,484
DiGi.Com Bhd	1,997,700	18,911,958
Gamuda Bhd	34,654,300	43,742,348
Genting Bhd	26,626,900	97,291,447
Genting Malaysia Bhd	50,684,700	60,777,866
Genting Plantations Bhd	4,008,600	10,692,263
Hong Leong Bank Bhd	1,123,000	4,588,241
Hong Leong Financial Group Bhd	607,100	2,399,764
IJM Corp. Bhd	19,720,420	40,351,366
IOI Corp. Bhd	39,626,620	69,762,859
Kuala Lumpur Kepong Bhd	5,917,500	43,243,647
Lafarge Malayan Cement Bhd	3,302,500	7,887,386
Malayan Banking Bhd	27,647,400	81,826,386
Malaysia Airports Holdings Bhd	3,539,622	7,489,584
Malaysia Marine and Heavy Engineering Holdings Bhd(a)	4,723,900	12,160,845
Maxis Communications Bhd	16,611,100	29,906,049
MISC Bhd	7,036,500	16,150,877
MMC Corp. Bhd	12,702,900	11,772,493
Parkson Holdings Bhd	7,512,810	14,374,285
Petronas Chemicals Group Bhd(a)	17,535,200	42,170,685
Petronas Dagangan Bhd	1,087,100	5,885,976
Petronas Gas Bhd	3,231,300	12,150,246
PLUS Expressways Bhd	26,837,520	40,026,728
PPB Group Bhd	4,940,100	28,552,646
Public Bank Bhd Foreign	4,610,000	20,305,132
RHB Capital Bhd	2,958,500	9,060,744
Sime Darby Bhd	29,607,173	90,380,309
SP Setia Bhd	19,158,600	25,837,541
Telekom Malaysia Bhd	13,733,900	17,746,179
Tenaga Nasional Bhd	37,693,950	89,023,081

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

UEM Land Holdings Bhd(a)	9,903,200	9,177,854
UMW Holdings Bhd	9,122,900	21,606,470
YTL Corp. Bhd	38,826,740	20,377,429
YTL Power International Bhd	35,093,360	25,062,522

		1,323,169,475
MEXICO—4.27%
Alfa SAB de CV Series A	5,661,600	81,684,667
America Movil SAB de CV Series L	195,379,400	514,522,804
Cemex SAB de CV CPO(a)	76,093,279	65,612,673
Coca-Cola FEMSA SAB de CV Class L	3,100	26,891
Compartamos SAB de CV	9,925,200	18,711,341
Embotelladoras Arca SAB de CV	4,043,600	24,742,011
Fomento Economico Mexicano SAB de CV BD Units	26,377,600	162,812,452
Grupo Aeroportuario del Pacifico SAB de CV Series B	20,500	83,742
Grupo Bimbo SAB de CV Series A	2,218,000	5,158,786
Grupo Carso SAB de CV Series A1	1,286,641	4,535,534
Grupo Elektra SA de CV	45,950	2,120,366
Grupo Financiero Banorte SAB de CV Series O(b)	14,520,256	67,669,990
Grupo Financiero Inbursa SAB de CV Series O	367,600	1,912,931
Grupo Mexico SAB de CV Series B	40,025,163	143,478,702
Grupo Modelo SAB de CV Series C	12,896,198	81,973,474
Grupo Televisa SA CPO	27,554,000	128,436,067
Industrias Penoles SAB de CV	1,341,383	52,215,212
Kimberly-Clark de Mexico SAB de CV Series A	9,768,500	57,332,435
Mexichem SAB de CV	183,800	717,309
Minera Frisco SAB de CV(a)	2,023,241	8,439,676
Telefonos de Mexico SAB de CV Series L	64,442,500	57,793,717
Urbi Desarrollos Urbanos SAB de CV(a)(b)	4,891,800	10,206,967
Wal-Mart de Mexico SAB de CV Series V	73,547,300	223,676,465

		1,713,864,212
PERU—0.56%
Compania de Minas Buenaventura SA SP ADR	2,289,758	101,024,123
Credicorp Ltd.	527,121	53,434,256
Southern Copper Corp.	2,055,527	71,039,013

		225,497,392
PHILIPPINE ISLANDS—0.91%
Aboitiz Equity Ventures Inc.	19,132,200	18,265,369
Aboitiz Power Corp.	3,645,764	2,540,910
Alliance Global Group Inc.	5,184,080	1,258,272
Ayala Corp.	4,623,593	41,255,360
Ayala Land Inc.	49,019,300	17,223,610
Banco de Oro Unibank Inc.	340	460
Bank of the Philippine Islands	35,527,244	45,702,523
Energy Development Corp.	7,000	1,099
Globe Telecom Inc.	622,600	12,808,923
Jollibee Foods Corp.	37,298,609	73,329,789
Manila Electric Co.	7,865,075	43,670,620
Metropolitan Bank & Trust Co.	245,295	391,247
Philippine Long Distance Telephone Co.	613,505	33,015,248
SM Investments Corp.	2,497,201	31,287,169
SM Prime Holdings Inc.	155,987,120	43,125,427

		363,876,026
POLAND—1.65%
Asseco Poland SA	544,048	10,470,067
Bank Handlowy w Warszawie SA	294,080	10,314,284

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Bank Millennium SA	3,718,274	7,540,877
Bank Pekao SA	1,204,738	74,305,459
BRE Bank SA(a)	130,498	16,197,233
Cyfrowy Polsat SA(b)	2,273,241	13,781,224
ENEA SA(a)	1,110,755	7,952,996
Getin Holding SA(a)(b)	3,019,945	15,212,778
Globe Trade Centre SA(a)	1,029,280	7,478,123
Grupa Lotos SA(a)	599,188	10,170,124
Kernel Holding SA(a)	398,846	11,814,330
KGHM Polska Miedz SA	1,385,852	96,708,433
Polska Grupa Energetyczna SA	3,097,030	27,735,269
Polski Koncern Naftowy Orlen SA(a)	3,345,347	65,657,025
Polskie Gornictwo Naftowe i Gazownictwo SA	17,128,322	27,266,864
Powszechna Kasa Oszczednosci Bank Polski SA	6,415,969	102,509,994
Powszechny Zaklad Ubezpieczen SA	453,986	64,185,707
Synthos SA(a)	5,860,271	11,501,586
Tauron Polska Energia SA(a)	10,699,164	25,664,928
Telekomunikacja Polska SA	7,122,250	46,749,958
TVN SA	1,255,354	7,729,046

		660,946,305
RUSSIA—6.43%
Federal Grid Co. of Unified Energy System OJSC	1,409,328,500	16,767,200
Gazprom OAO	57,010,111	415,555,193
Gazprom OAO SP ADR(a)	23,376,933	343,407,146
Inter RAO UES OJSC	7,869,341,700	9,446,736
LSR Group OJSC GDR(c)	1,774,458	14,887,703
LUKOIL OAO	4,437,875	293,326,215
Magnit OJSC SP GDR(a)(c)	2,226,846	68,475,514
Mechel OAO SP ADR(b)	1,681,347	44,555,695
MMC Norilsk Nickel OJSC	697,704	174,516,050
Mobile TeleSystems OJSC SP ADR	4,760,904	96,503,524
NovaTek OAO SP GDR(c)	995,672	135,610,526
Novolipetsk Steel OJSC SP GDR(c)	1,118,000	40,807,000
Polymetal OJSC(a)	818,284	16,076,513
Polymetal OJSC SP GDR(a)(c)	145,610	2,788,431
Polyus Gold OJSC	221,185	15,093,610
Polyus Gold OJSC SP ADR	442,373	15,191,089
Raspadskaya OAO(a)	884,580	5,435,877
Rosneft Oil Co. OJSC	3,699,880	32,009,301
Rosneft Oil Co. OJSC SP GDR(c)	11,604,116	100,201,542
RusHydro OJSC	132,175,100	6,422,803
RusHydro OJSC SP ADR	11,203,689	54,046,596
Sberbank of Russia GDR(c)	527,024	190,927,666
Sberbank of Russia	25,451,193	88,739,616
Severstal OAO	2,607,133	47,188,096
Sistema JSFC SP GDR(c)	987,115	26,780,430
Surgutneftegas OJSC	46,323,800	44,124,998
Surgutneftegas OJSC SP ADR(a)	2,804,571	26,979,973
Tatneft OAO SP ADR	2,664,862	106,434,588
TMK OAO SP GDR(a)(c)	633,723	11,983,702
Uralkali OJSC	3,564,810	30,508,336
Uralkali OJSC SP GDR(a)(c)	712,963	30,500,557
VTB Bank OJSC SP GDR(c)	12,391,877	76,581,800

		2,581,874,026
SOUTH AFRICA—7.48%
Absa Group Ltd.	1,754,804	35,278,306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

African Bank Investments Ltd.	13,794,494	71,926,824
African Rainbow Minerals Ltd.	486,754	14,572,214
Anglo American Platinum Ltd.	546,921	52,148,365
AngloGold Ashanti Ltd.	3,652,834	167,994,358
ArcelorMittal South Africa Ltd.	3,712,157	44,474,876
Aspen Pharmacare Holdings Ltd.(a)	672,852	8,598,449
Aveng Ltd.	2,459,383	12,877,671
Barloworld Ltd.	2,041,233	21,705,226
Bidvest Group Ltd.	3,162,984	71,648,996
Discovery Holdings Ltd.	203,659	1,174,368
Exxaro Resources Ltd.	2,129,150	50,363,267
FirstRand Ltd.	37,908,365	113,821,427
Foschini Group Ltd. (The)	4,857,032	61,961,829
Gold Fields Ltd.	7,067,121	116,965,042
Growthpoint Properties Ltd.	2,346,181	6,219,783
Harmony Gold Mining Co. Ltd.	3,805,545	52,811,827
Impala Platinum Holdings Ltd.	4,748,305	131,442,413
Imperial Holdings Ltd.	2,932,531	50,034,132
Investec Ltd.	5,088,814	42,722,619
Kumba Iron Ore Ltd.	639,421	43,441,912
Liberty Holdings Ltd.	1,170,933	12,519,587
Life Healthcare Group Holdings Ltd.	7,179,868	17,666,920
Massmart Holdings Ltd.	873,157	18,231,615
MMI Holdings Ltd.	6,911,956	17,837,828
MTN Group Ltd.	15,817,957	335,354,450
Naspers Ltd. Class N	3,904,828	230,913,623
Nedbank Group Ltd.	3,599,502	78,779,882
Netcare Ltd.	23,689,875	49,617,390
Northam Platinum Ltd.	555,827	3,725,296
Pick’n Pay Stores Ltd.(b)	5,696,183	36,208,353
Pretoria Portland Cement Co. Ltd.	5,510,979	22,116,400
Redefine Properties Ltd.	1,637,553	1,865,993
Remgro Ltd.	2,114,827	34,939,691
Reunert Ltd.	2,205,448	19,639,730
RMB Holdings Ltd.	1,713,585	7,077,663
RMI Holdings	1,713,585	3,162,360
Sanlam Ltd.	22,468,793	91,552,873
Sappi Ltd.(a)	2,040,789	10,889,110
Sasol Ltd.	6,206,315	329,389,064
Shoprite Holdings Ltd.	5,725,115	83,517,727
SPAR Group Ltd. (The)	1,743,036	23,655,589
Standard Bank Group Ltd.	11,787,413	176,960,964
Steinhoff International Holdings Ltd.(a)	4,222,029	14,989,562
Telkom South Africa Ltd.	151,826	809,436
Tiger Brands Ltd.	2,358,697	65,555,923
Truworths International Ltd.	7,330,496	77,733,288
Vodacom Group Ltd.	623,517	7,625,527
Woolworths Holdings Ltd.	13,411,692	58,419,744

		3,002,939,492
SOUTH KOREA—14.67%
AmorePacific Corp.	43,011	51,295,146
BS Financial Group Inc.(a)	712,950	10,306,278
Celltrion Inc.(b)	863,614	29,289,971
Cheil Industries Inc.	482,973	61,761,826
CJ CheilJedang Corp.	101,843	22,743,977
Daegu Bank(e)	383,640	5,510,281
Daelim Industrial Co. Ltd.	169,572	16,656,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Daewoo Engineering & Construction Co. Ltd.(a)	112,800	1,060,946
Daewoo International Corp.(b)	221,766	8,045,349
Daewoo Securities Co. Ltd.	844,510	14,164,510
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	952,840	39,379,756
Dongbu Insurance Co. Ltd.	151,190	7,187,182
Dongkuk Steel Mill Co. Ltd.	340,310	12,487,862
Doosan Corp.(b)	214,600	24,260,946
Doosan Heavy Industries & Construction Co. Ltd.(b)	382,418	20,128,196
Doosan Infracore Co. Ltd.(a)(b)	838,890	19,045,364
GS Engineering & Construction Corp.	298,617	31,960,583
GS Holdings Corp.(b)	348,825	30,061,368
Hana Financial Group Inc.	2,055,150	73,700,880
Hanjin Heavy Industries & Construction Co. Ltd.(a)(b)	764,140	24,287,636
Hanjin Shipping Co. Ltd.	570,640	13,536,936
Hankook Tire Co. Ltd.	962,180	40,300,733
Hanwha Chemical Corp.(b)	684,280	31,038,786
Hanwha Corp.	341,700	14,881,990
Honam Petrochemical Corp.(b)	87,952	32,274,468
Hynix Semiconductor Inc.(b)	4,865,710	135,715,953
Hyosung Corp.	227,200	17,074,475
Hyundai Department Store Co. Ltd.	87,285	14,842,049
Hyundai Development Co.	263,420	6,920,221
Hyundai Engineering & Construction Co. Ltd.	708,899	55,180,018
Hyundai Glovis Co. Ltd.	101,803	14,669,292
Hyundai Heavy Industries Co. Ltd.(b)	390,608	182,789,269
Hyundai Hysco	265,730	12,632,117
Hyundai Merchant Marine Co. Ltd.(b)	374,082	11,768,599
Hyundai Mipo Dockyard Co. Ltd.	122,781	20,081,403
Hyundai Mobis Co. Ltd.	712,621	249,943,982
Hyundai Motor Co. Ltd.	1,575,214	368,569,277
Hyundai Securities Co. Ltd.	338,430	3,841,697
Hyundai Steel Co.	552,372	60,911,150
Hyundai Wia Corp.(a)	113,164	15,729,602
Industrial Bank of Korea	409,940	7,217,588
Kangwon Land Inc.(b)	446,030	10,787,549
KB Financial Group Inc.	5,045,495	240,784,870
KCC Corp.	14,930	4,406,436
Kia Motors Corp.(b)	2,394,910	167,997,671
Korea Electric Power Corp.(a)	2,308,046	63,842,073
Korea Electric Power Corp. SP ADR(a)	4,573,755	62,843,394
Korea Exchange Bank	1,739,950	15,010,828
Korea Gas Corp.	268,070	9,228,375
Korea Investment Holdings Co. Ltd.	187,370	5,868,606
Korea Kumho Petrochemical Co. Ltd.	99,593	22,518,364
Korea Life Insurance Co. Ltd.	1,999,460	13,506,986
Korea Zinc Co. Ltd.	59,443	22,473,932
Korean Air Lines Co. Ltd.	456,800	26,752,314
KP Chemical Corp.	483,900	12,779,641
KT Corp. SP ADR	3,712,726	67,645,868
KT&G Corp.	1,423,635	83,506,552
LG Chem Ltd.	499,357	247,561,502
LG Corp.	978,276	81,587,212
LG Display Co. Ltd.	1,517,822	50,493,268
LG Display Co. Ltd. SP ADR	2,977,882	49,462,620
LG Electronics Inc.(b)	945,235	85,138,157
LG Household & Health Care Ltd.(b)	112,637	46,081,857
LG Innotek Co. Ltd.(b)	121,749	11,067,578

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

LG Uplus Corp.	2,203,570	11,741,211
Lotte Confectionery Co. Ltd.	3,694	5,541,941
Lotte Shopping Co. Ltd.	86,462	40,060,233
LS Corp.	109,955	11,513,613
LS Industrial Systems Co. Ltd.(b)	161,010	12,025,581
Mando Corp.(b)	102,812	19,054,256
Mirae Asset Securities Co. Ltd.	129,809	4,889,715
NCsoft Corp.	209,602	54,869,634
NHN Corp.(a)	449,028	79,890,076
OCI Co. Ltd.(b)	137,242	62,697,777
POSCO	673,758	273,149,354
S-Oil Corp.	235,685	33,415,007
S1 Corp.(b)	235,874	10,928,694
Samsung C&T Corp.(b)	1,303,026	97,320,943
Samsung Card Co. Ltd.	262,246	13,122,628
Samsung Electro-Mechanics Co. Ltd.(b)	645,216	55,544,240
Samsung Electronics Co. Ltd.	1,042,917	871,714,900
Samsung Engineering Co. Ltd.	282,560	64,673,419
Samsung Fire & Marine Insurance Co. Ltd.	394,113	75,415,220
Samsung Heavy Industries Co. Ltd.	1,798,820	76,510,066
Samsung Life Insurance Co. Ltd.	492,469	40,980,138
Samsung SDI Co. Ltd.(b)	351,214	57,442,683
Samsung Securities Co. Ltd.	419,764	30,923,632
Samsung Techwin Co. Ltd.(b)	487,775	36,159,941
Seoul Semiconductor Co. Ltd.(b)	194,301	4,879,356
Shinhan Financial Group Co. Ltd.	4,608,798	207,345,728
Shinsegae Co. Ltd.(e)	309,406	77,412,426
SK Broadband Co. Ltd.(a)	76,291	288,791
SK C&C Co. Ltd.	99,592	11,997,368
SK Energy Co. Ltd.	583,852	126,059,877
SK Holdings Co. Ltd.	152,329	28,725,341
SK Networks Co. Ltd.	298,440	3,207,991
SK Telecom Co. Ltd. SP ADR(b)	5,036,858	89,102,018
STX Pan Ocean Co. Ltd.(b)	2,003,040	14,459,233
Tong Yang Securities Inc.	50,390	275,962
Woongjin Coway Co. Ltd.(b)	650,810	22,796,292
Woori Finance Holdings Co. Ltd.	1,935,580	24,841,573
Woori Investment & Securities Co. Ltd.	439,050	7,140,182
Yuhan Corp.	104,339	13,052,648

		5,885,769,290
TAIWAN—11.46%
Acer Inc.	27,187,053	53,222,378
Advanced Semiconductor Engineering Inc.	36,682,645	45,314,081
Advantech Co. Ltd.	1,718,000	5,527,431
Asia Cement Corp.	18,594,753	25,662,926
ASUSTeK Computer Inc.(a)	4,650,400	48,683,393
AU Optronics Corp.(a)	46,789,660	38,451,216
AU Optronics Corp. SP ADR(a)(b)	4,594,589	37,445,900
Capital Securities Corp.	21,270,916	10,762,755
Catcher Technology Co. Ltd.	3,799,210	24,791,579
Cathay Financial Holding Co. Ltd.	62,158,350	101,185,994
Chang Hwa Commercial Bank Ltd.	13,808,000	11,877,280
Cheng Shin Rubber Industry Co. Ltd.	18,755,893	53,014,179
Cheng Uei Precision Industry Co. Ltd.	3,065,260	7,776,264
Chicony Electronics Co. Ltd.	6,406,600	13,368,974
Chimei Innolux Corp.(a)	41,360,487	41,566,878
China Airlines Ltd.(a)	18,945,000	12,726,079

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

China Development Financial Holding Corp.	7,731,900	3,156,759
China Life Insurance Co. Ltd.	13,021,352	14,949,314
China Motor Co. Ltd.	4,458,000	4,558,028
China Petrochemical Development Corp.(a)	15,798,000	19,487,710
China Steel Corp.	121,686,412	145,648,321
Chinatrust Financial Holding Co. Ltd.	66,971,720	59,593,777
Chunghwa Picture Tubes Ltd.(a)	1,962,199	262,932
Chunghwa Telecom Co. Ltd.	78,709,410	257,082,066
Clevo Co.	7,593,000	15,049,810
CMC Magnetics Corp.(a)	26,254,000	5,964,111
Compal Electronics Inc.	41,462,908	50,278,677
Coretronic Corp.	6,641,000	10,729,605
Delta Electronics Inc.	20,741,000	82,509,474
E Ink Holdings Inc.(a)	8,501,000	19,163,367
E.Sun Financial Holding Co. Ltd.	6,336,000	4,665,164
Epistar Corp.	4,337,345	14,378,608
Eternal Chemical Co. Ltd.	5,304,800	6,229,072
EVA Airways Corp.(a)	10,928,000	11,249,468
Evergreen International Storage & Transport Corp.	7,756,000	6,617,378
Evergreen Marine Corp. Ltd.(a)	15,546,000	14,511,481
Everlight Electronics Co. Ltd.	2,029,000	5,565,111
Far Eastern Department Stores Co. Ltd.	13,550,125	25,769,683
Far Eastern New Century Corp.	26,067,842	41,252,631
Far EasTone Telecommunications Co. Ltd.	12,319,000	19,129,549
Farglory Land Development Co. Ltd.	14,227,000	34,255,609
Feng Hsin Iron & Steel Co. Ltd.	5,652,000	10,157,309
First Financial Holding Co. Ltd.	24,489,350	21,065,097
Formosa Chemicals & Fibre Corp.	28,247,000	107,933,367
Formosa International Hotels Corp.	204,300	4,191,939
Formosa Petrochemical Corp.	7,005,000	24,810,954
Formosa Plastics Corp.	43,485,000	166,917,333
Formosa Taffeta Co. Ltd.	9,521,000	10,266,214
Foxconn Technology Co. Ltd.	2,590,710	12,520,966
Fubon Financial Holding Co. Ltd.	61,265,121	89,470,123
Giant Manufacturing Co. Ltd.	4,729,203	17,327,924
HannStar Display Corp.(a)	16,059,963	2,790,893
Highwealth Construction Corp.	3,946,000	9,019,192
Hiwin Technologies Corp.	1,532,000	16,519,105
Hon Hai Precision Industry Co. Ltd.	90,767,373	318,320,864
HTC Corp.	7,462,389	317,692,521
Hua Nan Financial Holdings Co. Ltd.	2,085,490	1,641,058
Inventec Co. Ltd.	15,850,050	8,517,667
KGI Securities Co. Ltd.	48,853,000	25,826,951
Kinsus Interconnect Technology Corp.	32,000	144,049
Largan Precision Co. Ltd.	1,177,000	38,730,886
LCY Chemical Corp.	4,156,172	10,456,782
Lite-On Technology Corp.	14,898,114	19,053,491
Macronix International Co. Ltd.	41,991,275	26,375,509
MediaTek Inc.	10,453,176	116,725,977
Mega Financial Holding Co. Ltd.	31,645,000	27,054,559
Motech Industries Inc.	3,878,124	13,871,226
MStar Semiconductor Inc.(a)	3,327,000	22,871,166
Nan Kang Rubber Tire Co. Ltd.(a)	4,408,000	7,321,799
Nan Ya Plastics Corp.	50,818,000	141,333,517
Nan Ya Printed Circuit Board Corp.	909,000	3,663,660
Novatek Microelectronics Corp. Ltd.	635,000	2,171,546
Pegatron Corp.(a)	10,078,414	10,849,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Phison Electronics Corp.	1,407,535	8,595,409
Polaris Securities Co. Ltd.	38,771,000	28,141,006
Pou Chen Corp.	30,261,220	28,511,461
Powertech Technology Inc.	2,576,000	9,618,313
President Chain Store Corp.	6,695,000	38,314,548
Qisda Corp.(a)	13,428,000	7,262,937
Quanta Computer Inc.	18,741,000	42,573,860
Realtek Semiconductor Corp.	643,420	1,443,693
Richtek Technology Corp.	478,150	3,595,677
Ruentex Development Co. Ltd.	11,178,000	15,309,924
Ruentex Industries Ltd.	8,731,000	22,088,757
Shin Kong Financial Holding Co. Ltd.(a)	17,612,002	7,805,158
Siliconware Precision Industries Co. Ltd.	32,003,190	43,051,365
Siliconware Precision Industries Co. Ltd. SP ADR(b)	6,350,039	42,291,260
Simplo Technology Co. Ltd.	2,979,200	23,703,025
Sino-American Silicon Products Inc.	2,971,000	9,247,765
SinoPac Financial Holdings Co. Ltd.	5,054,000	2,354,430
Synnex Technology International Corp.	13,846,985	32,519,178
Tainan Spinning Co. Ltd.	7,913,000	5,135,981
Taishin Financial Holdings Co. Ltd.(a)	9,819,970	5,893,969
Taiwan Business Bank Ltd.(a)	16,381,640	6,573,921
Taiwan Cement Corp.	37,301,296	54,278,677
Taiwan Cooperative Bank Co. Ltd.	17,277,000	14,469,344
Taiwan Fertilizer Co. Ltd.	6,333,000	20,751,254
Taiwan Glass Industrial Corp.	3,378,060	5,793,755
Taiwan Mobile Co. Ltd.	23,564,000	63,644,261
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	39,317,157	537,072,365
Tatung Co. Ltd.(a)	24,838,284	11,701,045
Teco Electric and Machinery Co. Ltd.	31,477,000	23,560,793
TPK Holding Co. Ltd.(a)	470,000	15,334,822
Transcend Information Inc.	100,000	294,518
Tripod Technology Corp.	2,333,000	10,990,508
TSRC Corp.	8,227,000	25,091,245
Tung Ho Steel Enterprise Corp.	10,496,000	12,068,367
U-Ming Marine Transport Corp.	3,914,000	8,386,070
Uni-President Enterprises Co.	52,206,513	75,148,085
Unimicron Technology Corp.	8,776,000	16,230,869
United Microelectronics Corp. SP ADR	45,318,748	123,266,995
Walsin Lihwa Corp.(a)	18,837,000	9,827,028
Wan Hai Lines Ltd.(a)	2,347,000	1,805,889
Winbond Electronics Corp.(a)	1,571,000	503,803
Wintek Corp.(a)	14,306,000	19,169,850
Wistron Corp.	15,900,059	29,961,377
WPG Holdings Co. Ltd.	9,402,966	17,423,230
Yang Ming Marine Transport Corp.(a)	26,760,978	23,299,243
Young Fast Optoelectronics Co. Ltd.(a)	1,392,034	9,472,263
Yuanta Financial Holding Co. Ltd.	44,342,000	30,559,881
Yulon Motor Co. Ltd.	19,340,000	47,106,536

		4,600,292,039
THAILAND—1.68%
Advanced Information Service PCL Foreign	961,900	3,079,350
Advanced Information Service PCL NVDR	1,810,700	5,796,630
Bangkok Bank PCL Foreign	9,714,900	52,421,985
Bank of Ayudhya PCL NVDR	6,273,500	5,797,294
Banpu PCL Foreign	1,858,800	45,151,050
BEC World PCL Foreign	287,800	344,315
BEC World PCL NVDR	1,523,300	1,822,430

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

Charoen Pokphand Foods PCL Foreign	7,345,800	7,273,069
Charoen Pokphand Foods PCL NVDR	31,625,400	31,312,277
CP All PCL Foreign	2,630,900	3,863,863
CP All PCL NVDR	15,318,700	22,497,761
Glow Energy PCL Foreign	106,600	176,787
Glow Energy PCL NVDR	3,090,600	5,125,500
Indorama Ventures PCL NVDR	18,299,480	28,536,318
IRPC PCL Foreign	90,263,400	17,427,092
Kasikornbank PCL Foreign	15,810,600	66,007,951
Krung Thai Bank PCL Foreign	48,573,900	30,619,191
PTT Aromatics & Refining PCL Foreign	20,445,186	25,809,517
PTT Chemical PCL Foreign	6,698,468	33,381,804
PTT Exploration & Production PCL Foreign	16,089,600	94,254,257
PTT PCL Foreign	9,256,300	108,142,911
Siam Cement PCL Foreign	2,396,200	32,265,663
Siam Cement PCL NVDR	78,200	916,205
Siam Commercial Bank PCL NVDR	9,668,100	36,694,109
Thai Airways International PCL NVDR	6,530,471	7,651,212
Thai Oil PCL NVDR	3,514,800	9,367,000

		675,735,541
TURKEY—1.46%
Akbank TAS(b)	10,965,429	50,784,939
Anadolu Efes Biracilik ve Malt Sanayii AS	1,322,105	18,328,092
Arcelik AS	479,840	2,492,597
Asya Katilim Bankasi AS(a)	16,753,888	27,681,978
BIM Birlesik Magazalar AS	835,001	26,391,007
Coca-Cola Icecek AS	131,284	1,803,532
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,151,000	11,279,528
Enka Insaat ve Sanayi AS	900,691	3,258,225
Eregli Demir ve Celik Fabrikalari TAS	11,258,159	28,465,992
Haci Omer Sabanci Holding AS	4,416,784	19,460,608
KOC Holding AS	5,234,220	23,717,457
Migros Ticaret AS(a)	1	8
TAV Havalimanlari Holding AS(a)	1,608,861	8,538,704
Turk Hava Yollari Anonim Ortakligi(a)	5,951,308	15,829,928
Turk Sise ve Cam Fabrikalari AS(b)	3,377,618	9,026,429
Turk Telekomunikasyon AS	3,314,153	14,975,707
Turkcell Iletisim Hizmetleri AS(a)	6,073,317	33,753,320
Turkiye Garanti Bankasi AS(b)	22,994,897	102,468,185
Turkiye Halk Bankasi AS	2,623,429	19,128,144
Turkiye Is Bankasi AS	14,126,428	44,117,459
Turkiye Petrol Rafinerileri AS	1,287,977	33,775,339
Turkiye Vakiflar Bankasi TAO	22,469,996	52,033,412
Yapi ve Kredi Bankasi AS(a)	15,103,863	38,189,765

		585,500,355

TOTAL COMMON STOCKS
(Cost: $32,713,109,335)		36,935,795,145

EXCHANGE-TRADED FUNDS—0.01%
iShares MSCI Malaysia Index Fund(b)(f)	372,786	5,621,613

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $5,194,835)		5,621,613

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

PREFERRED STOCKS—7.32%

BRAZIL—6.84%
AES Tiete SA	1,017,700	15,900,057
Banco Bradesco SA SP ADR	17,282,538	344,268,157
Banco do Estado do Rio Grande do Sul SA	762,100	8,365,950
Bradespar SA	1,871,200	47,838,652
Brasil Telecom SA SP ADR	1,214,031	37,295,032
Braskem SA Class A	944,200	14,721,927
Centrais Eletricas Brasileiras SA Class B	1,893,218	33,821,336
Centrais Eletricas Brasileiras SA Class B SP ADR	273,098	4,992,231
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	95,901	3,826,596
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR(b)	583,474	23,694,879
Companhia de Bebidas das Americas SP ADR	7,374,936	232,605,481
Companhia de Transmissao de Energia Electrica Paulista	325,500	10,335,290
Companhia de Transmissao de Energia Electrica Paulista New(a)(e)	3,251	103,226
Companhia Energetica de Minas Gerais	1,367,300	25,548,136
Companhia Energetica de Minas Gerais SP ADR	3,030,816	57,858,277
Companhia Energetica de Sao Paulo Class B	1,638,500	31,649,844
Companhia Paranaense de Energia Class B	704,100	18,223,085
Companhia Paranaense de Energia Class B SP ADR	519,471	13,791,955
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,422,300	31,334,324
Gerdau SA SP ADR	6,835,183	75,392,069
Itau Unibanco Holding SA	447,900	10,133,343
Itausa - Investimentos Itau SA	25,100,172	187,124,345
Itausa - Investimentos Itau SA New(a)(e)	238,716	1,779,652
Klabin SA	3,153,000	11,961,954
Lojas Americanas SA	2,706,880	26,741,582
Metalurgica Gerdau SA	1,889,600	25,955,683
Petroleo Brasileiro SA	42,629,027	648,255,065
Suzano Papel e Celulose SA	1,160,600	10,696,437
Tele Norte Leste Participacoes SA SP ADR(b)	2,467,958	44,102,409
Telemar Norte Leste SA Class A	89,900	3,325,531
TIM Participacoes SA	2,412,834	11,560,402
TIM Participacoes SA SP ADR	14,316	700,482
Ultrapar Participacoes SA	2,451,400	42,756,167
Usinas Siderurgicas de Minas Gerais SA Class A	5,530,000	52,886,090
Vale Fertilizantes SA	266,900	2,997,286
Vale SA Class A SP ADR	19,898,319	583,020,747
Vivo Participacoes SA	678,900	29,913,342
Vivo Participacoes SA SP ADR	469,556	21,186,367

		2,746,663,388
RUSSIA—0.24%
Sberbank of Russia	12,596,738	29,721,399
Surgutneftegas OJSC	82,048,700	41,303,493
Transneft OAO SP ADR	18,696	26,178,829

		97,203,721
SOUTH KOREA—0.24%
Hyundai Motor Co. Ltd. Series 1(b)	47,105	3,365,422
Hyundai Motor Co. Ltd. Series 2	276,090	20,441,636
LG Chem Ltd.	88,388	14,701,984
Samsung Electronics Co. Ltd.(b)	103,513	57,360,676

		95,869,718

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2011

TOTAL PREFERRED STOCKS
(Cost: $2,595,751,730)		2,939,736,827

RIGHTS—0.00%

BRAZIL—0.00%
Brookfield Incorporacoes SA(a)	82,699	3,654
CETIP Balcao Organizado de Ativos e Derivativos SA(a)	13,750	15,971
Suzano Papel e Celulose SA(a)	3,528	134

		19,759
CHILE—0.00%
CorpBanca SA(a)(e)	88,724,461	19

		19

TOTAL RIGHTS
(Cost: $0)		19,778

SHORT-TERM INVESTMENTS—2.92%

MONEY MARKET FUNDS—2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(f)(g)(h)	1,045,162,630	1,045,162,630
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(f)(g)(h)	90,908,179	90,908,179
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(f)(g)	34,391,886	34,391,886

		1,170,462,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,170,462,695)		1,170,462,695

TOTAL INVESTMENTS IN SECURITIES—102.30%
(Cost: $36,484,518,595)		41,051,636,058
Other Assets, Less Liabilities—(2.30)%		(924,288,287)

NET ASSETS—100.00%		$40,127,347,771

CPO	- Certificates of Participation (Ordinary)
GDR	- Global Depositary Receipts
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—97.25%

AUSTRIA—1.03%
Erste Group Bank AG	48,410	$2,411,091
IMMOEAST AG Escrow(a)(b)	105,078	15
IMMOFINANZ AG(a)	241,580	1,065,155
IMMOFINANZ AG Escrow(a)(b)	68,575	10
OMV AG(c)	38,305	1,589,516
Raiffeisen International Bank Holding AG(c)	12,690	693,057
Telekom Austria AG	84,600	1,094,588
Verbund AG(c)	17,625	790,789
Vienna Insurance Group AG	10,105	574,831
voestalpine AG	28,200	1,409,992

		9,629,044
BELGIUM—3.16%
Ageas	566,115	1,561,772
Anheuser-Busch InBev NV	205,390	12,377,659
Bekaert NV	9,870	1,045,028
Belgacom SA	38,775	1,350,094
Colruyt SA	19,270	1,105,608
Delhaize Group SA(a)	26,085	2,155,113
Dexia SA(a)	144,055	502,201
Groupe Bruxelles Lambert SA	20,680	1,872,070
KBC Groep NV	41,360	1,747,503
Mobistar SA	7,520	537,997
Solvay SA(c)	15,275	2,281,575
UCB SA	25,615	1,221,824
Umicore	29,140	1,604,241

		29,362,685
FINLAND—3.23%
Elisa OYJ	35,955	792,908
Fortum OYJ	113,740	3,801,667
Kesko OYJ Class B	17,155	852,073
Kone OYJ Class B	39,715	2,503,013
Metso OYJ	32,900	1,894,719
Neste Oil OYJ	32,430	560,855
Nokia OYJ	959,270	6,550,469
Nokian Renkaat OYJ	27,965	1,362,060
Orion OYJ Class B	23,970	621,645
Outokumpu OYJ	32,665	480,862
Pohjola Bank PLC	35,955	496,989
Rautaruukki OYJ	21,385	504,494
Sampo OYJ Class A	107,160	3,504,709
Sanoma OYJ	20,680	392,133
Stora Enso OYJ Class R	149,695	1,672,115
UPM-Kymmene OYJ	133,010	2,504,918
Wartsila OYJ Class B	43,005	1,558,582

		30,054,211
FRANCE—33.01%
Accor SA	37,835	1,730,740
Aeroports de Paris	8,930	858,846
Air France-KLM(a)	35,955	603,209
Alcatel-Lucent(a)	593,375	3,346,459

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

ALSTOM	52,875	3,270,083
ArcelorMittal	219,725	7,320,439
Arkema	13,865	1,518,245
Atos Origin SA(a)	12,455	727,672
AXA	445,560	9,505,567
BNP Paribas	245,575	19,141,748
Bouygues SA	60,865	2,808,734
Bureau Veritas SA	13,865	1,162,453
Cap Gemini SA(a)	37,600	2,144,582
Carrefour SA(a)	147,815	6,540,712
Casino Guichard-Perrachon SA	14,100	1,473,640
Christian Dior SA	13,865	2,138,738
CNP Assurances SA	38,540	782,597
Compagnie de Saint-Gobain	101,990	6,733,559
Compagnie Generale de Geophysique-Veritas(a)	36,660	1,370,262
Compagnie Generale des Etablissements Michelin Class B	45,120	4,224,624
Credit Agricole SA(c)	246,515	3,763,620
Danone SA	149,225	10,930,089
Dassault Systemes SA	15,040	1,278,047
Edenred SA	40,420	1,195,568
Eiffage SA	10,105	668,966
Electricite de France	61,570	2,494,739
Eramet	1,410	472,193
Essilor International SA	51,465	4,163,196
Eurazeo	7,894	626,205
European Aeronautic Defence and Space Co. NV(a)	104,575	3,439,710
Eutelsat Communications	25,615	1,134,551
Fonciere des Regions	7,050	743,205
France Telecom SA	474,935	10,855,985
GDF Suez	317,015	11,648,730
Gecina SA	5,640	822,563
Groupe Eurotunnel SA	134,655	1,464,626
Icade	5,875	746,448
Iliad SA	4,935	631,415
Imerys SA	8,695	634,996
JCDecaux SA(a)	16,920	543,281
Klepierre	26,790	1,142,689
L’Air Liquide SA	72,850	10,109,503
L’Oreal SA	61,335	7,709,155
Lafarge SA	51,230	3,532,169
Lagardere SCA	30,315	1,236,824
Legrand SA	50,290	2,122,636
LVMH Moet Hennessy Louis Vuitton SA	62,980	10,946,288
M6-Metropole Television	14,805	347,030
Natixis(a)(c)	222,780	1,251,609
Neopost SA	8,225	735,705
Pernod Ricard SA	50,760	5,119,025
PPR SA	19,505	3,391,484
PSA Peugeot Citroen SA(a)	39,010	1,649,335
Publicis Groupe SA	31,960	1,755,125
Renault SA	49,350	2,796,673
Safran SA	42,770	1,736,983
Sanofi-Aventis	285,055	22,546,918
Schneider Electric SA	62,745	10,337,170
SCOR SE	43,475	1,205,618
SES SA Class A FDR	76,845	2,065,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

Societe BIC SA	7,285	686,499
Societe Generale(c)	162,385	9,627,256
Societe Television Francaise 1	30,080	538,375
Sodexo	24,205	1,861,645
STMicroelectronics NV	163,090	1,820,098
Suez Environnement SA	68,855	1,442,720
Technip SA	25,145	2,701,735
Thales SA(c)	25,380	1,061,386
Total SA	541,675	31,171,831
Unibail-Rodamco SE	23,500	5,293,889
Vallourec SA	28,670	3,584,554
Veolia Environnement	89,535	2,703,669
Vinci SA	113,975	7,346,233
Vivendi SA	316,780	8,832,537
Wendel	8,460	1,026,481

		307,097,169
GERMANY—26.28%
Adidas AG	53,580	4,035,423
Allianz SE Registered	116,325	16,084,063
Axel Springer AG	3,290	491,416
BASF SE	235,235	21,731,044
Bayer AG	211,735	17,335,019
Bayerische Motoren Werke AG	84,835	7,498,024
Beiersdorf AG	25,615	1,695,566
Brenntag AG(a)	8,460	1,007,021
Celesio AG	21,855	523,907
Commerzbank AG(a)	477,285	2,181,940
Continental AG(a)	20,445	2,101,508
Daimler AG Registered	231,945	16,373,769
Deutsche Bank AG Registered	238,055	14,173,363
Deutsche Boerse AG	49,820	3,923,410
Deutsche Lufthansa AG Registered	60,160	1,309,398
Deutsche Post AG Registered	216,670	4,075,777
Deutsche Telekom AG Registered	719,570	10,685,905
E.ON AG	461,305	13,087,697
Fraport AG	9,400	769,725
Fresenius Medical Care AG & Co. KGaA	50,290	3,639,425
Fresenius SE	29,140	3,056,834
GEA Group AG	44,885	1,507,988
Hannover Rueckversicherung AG Registered	15,275	810,629
HeidelbergCement AG	35,955	2,498,124
Henkel AG & Co. KGaA	33,135	1,918,256
Hochtief AG	10,810	908,339
Infineon Technologies AG	278,240	3,216,382
K+S AG	44,180	3,516,088
Kabel Deutschland Holding AG(a)	18,330	1,249,574
LANXESS AG	21,385	1,844,277
Linde AG	43,475	7,346,833
MAN SE(a)	27,025	3,760,789
Merck KGaA	16,450	1,806,510
METRO AG	32,900	2,191,744
Muenchener Rueckversicherungs-Gesellschaft AG Registered	48,410	7,418,741
QIAGEN NV(a)	59,925	1,190,567
RWE AG	107,395	6,257,467
Salzgitter AG	9,870	728,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

SAP AG	235,235	14,598,960
Siemens AG Registered	210,795	28,182,608
Suedzucker AG	16,685	524,941
ThyssenKrupp AG	85,540	4,058,700
TUI AG(a)	38,775	429,109
United Internet AG Registered	28,670	558,064
Volkswagen AG	7,520	1,258,912
Wacker Chemie AG	4,131	920,502

		244,482,949
GREECE—0.72%
Alpha Bank AE(a)	128,296	582,825
Bank of Cyprus Public Co. Ltd.	216,456	715,707
Coca-Cola Hellenic Bottling Co. SA	46,060	1,198,507
EFG Eurobank Ergasias SA(a)	82,128	375,454
Hellenic Telecommunications Organization SA	63,450	647,631
National Bank of Greece SA	241,580	1,701,747
OPAP SA	58,000	1,063,105
Public Power Corp. SA	30,160	399,327

		6,684,303
IRELAND—0.79%
Anglo Irish Bank Corp. Ltd.(a)(b)	446,666	64
CRH PLC	182,360	3,967,801
Elan Corp. PLC(a)	129,489	1,275,150
Kerry Group PLC Class A	36,660	1,570,532
Ryanair Holdings PLC	43,520	215,847
Ryanair Holdings PLC SP ADR	9,870	290,178

		7,319,572
ITALY—8.58%
A2A SpA	281,060	475,165
Assicurazioni Generali SpA	299,155	6,541,290
Atlantia SpA	77,080	1,820,611
Autogrill SpA	29,375	374,576
Banca Carige SpA(c)	164,735	414,440
Banca Monte dei Paschi di Siena SpA	639,200	806,347
Banco Popolare SpA	451,200	1,174,047
Enel Green Power SpA	447,440	1,248,528
Enel SpA	1,685,890	11,570,432
Eni SpA	616,170	14,757,523
Exor SpA	15,980	538,024
Fiat Industrial SpA(a)	195,755	2,572,154
Fiat SpA	196,460	2,085,752
Finmeccanica SpA	103,400	1,286,547
Intesa Sanpaolo SpA	1,947,445	5,047,762
Luxottica Group SpA	29,845	952,495
Mediaset SpA(c)	182,595	954,444
Mediobanca SpA	131,835	1,463,140
Parmalat SpA(a)	312,785	1,159,222
Pirelli & C. SpA	60,630	603,594
Prysmian SpA	51,935	1,096,781
Saipem SpA	67,680	3,567,871
Snam Rete Gas SpA	411,015	2,421,406
Telecom Italia SpA	2,412,980	3,418,600
Tenaris SA	121,260	2,935,605
Terna SpA	308,320	1,504,359
UniCredit SpA	3,456,145	7,845,344

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

Unione di Banche Italiane ScpA(c)	147,580	1,157,338

		79,793,397
NETHERLANDS—8.19%
AEGON NV(a)	440,155	3,076,511
Akzo Nobel NV	59,455	4,287,300
ASML Holding NV	110,450	4,287,931
Corio NV	15,040	1,029,832
Delta Lloyd NV	25,615	588,817
Fugro NV CVA	17,390	1,381,742
Heineken Holding NV	29,610	1,551,579
Heineken NV	66,270	3,984,180
ING Groep NV CVA(a)	980,890	11,815,454
Koninklijke Ahold NV	305,030	4,344,767
Koninklijke DSM NV	39,715	2,656,882
Koninklijke KPN NV	402,555	5,905,765
Koninklijke Philips Electronics NV	252,625	7,000,171
Randstad Holding NV	30,550	1,507,728
Reed Elsevier NV	176,015	2,364,397
Royal Boskalis Westminster NV CVA	18,095	857,270
Royal Vopak NV	18,095	858,441
SBM Offshore NV	43,005	1,131,379
TNT Express NV(a)	95,032	1,345,550
TNT NV	86,950	911,245
Unilever NV CVA	417,125	13,600,260
Wolters Kluwer NV	76,375	1,724,357

		76,211,558
PORTUGAL—0.84%
Banco Comercial Portugues SA Registered(a)(c)	752,000	519,997
Banco Espirito Santo SA Registered	135,482	529,771
CIMPOR - Cimentos de Portugal SGPS SA	51,465	392,496
EDP Renovaveis SA(a)	55,930	381,522
Energias de Portugal SA	489,740	1,819,969
Galp Energia SGPS SA Class B	58,985	1,247,361
Jeronimo Martins SGPS SA	56,165	1,049,656
Portugal Telecom SGPS SA Registered	172,020	1,876,976

		7,817,748
SPAIN—11.42%
Abertis Infraestructuras SA	94,705	2,182,450
Acciona SA	6,580	712,861
Acerinox SA	25,889	494,255
Actividades de Construcciones y Servicios SA	36,190	1,736,132
Amadeus IT Holding SA Class A(a)	62,745	1,286,283
Banco Bilbao Vizcaya Argentaria SA	1,092,750	12,748,153
Banco de Sabadell SA(c)	284,585	1,220,403
Banco de Valencia SA New(a)(b)(c)	1,334	4,670
Banco Popular Espanol SA	246,280	1,430,724
Banco Santander SA	2,161,530	25,679,674
Bankinter SA(c)	54,755	374,136
Criteria CaixaCorp SA	213,145	1,549,552
Enagas SA	46,295	1,090,149
Ferrovial SA	94,235	1,195,271
Fomento de Construcciones y Contratas SA(c)	13,268	406,469
Gas Natural SDG SA	82,250	1,560,802
Grifols SA	35,254	718,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

Iberdrola Renovables SA	216,435	958,021
Iberdrola SA	969,610	8,572,552
Indra Sistemas SA(c)	24,675	515,951
Industria de Diseno Textil SA	55,930	5,079,180
International Consolidated Airlines Group SA(a)	241,772	938,095
Mapfre SA	194,166	744,727
Mediaset Espana Comunicacion SA	42,300	381,038
Red Electrica Corporacion SA	27,495	1,658,940
Repsol YPF SA	202,805	6,903,960
Telefonica SA	1,051,860	25,517,590
Zardoya Otis SA	35,855	600,501

		106,261,451

TOTAL COMMON STOCKS
(Cost: $1,136,244,234)		904,714,087

PREFERRED STOCKS—1.80%

GERMANY—1.54%
Bayerische Motoren Werke AG	13,160	785,414
Henkel AG & Co. KGaA	45,825	3,238,562
Porsche Automobil Holding SE	39,245	2,726,147
ProSiebenSat.1 Media AG	19,505	504,587
RWE AG NVS	9,870	541,314
Volkswagen AG	37,130	6,586,854

		14,382,878
ITALY—0.26%
Intesa Sanpaolo SpA RNC	237,115	516,428
Telecom Italia SpA RNC	1,535,960	1,876,881

		2,393,309

TOTAL PREFERRED STOCKS
(Cost: $18,712,188)		16,776,187

RIGHTS—0.12%

AUSTRIA—0.00%
OMV AG(a)(b)	38,557	6

		6
BELGIUM—0.00%
Dexia SA(a)(b)	139,536	27,025

		27,025
FRANCE—0.00%
Eurazeo(a)	7,424	11,121

		11,121
GERMANY—0.07%
Commerzbank AG(a)	476,528	606,275

		606,275
ITALY—0.04%
Intesa Sanpaolo SpA(a)	2,188,920	386,740

		386,740
PORTUGAL—0.00%
Banco Comercial Portugues SA(a)(c)	721,984	11,417

		11,417

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2011

SPAIN—0.01%
Gas Natural SDG SA(a)	82,250	56,402

		56,402

TOTAL RIGHTS
(Cost: $1,740,931)		1,098,986

SHORT-TERM INVESTMENTS—3.10%

MONEY MARKET FUNDS—3.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	26,358,597	26,358,597
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	2,292,669	2,292,669
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	137,922	137,922

		28,789,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,789,188)		28,789,188

TOTAL INVESTMENTS IN SECURITIES—102.27%
(Cost: $1,185,486,541)		951,378,448
Other Assets, Less Liabilities—(2.27)%		(21,098,794)

NET ASSETS—100.00%		$930,279,654

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.35%

ADVERTISING—0.75%
JCDecaux SA(a)	26,311	$844,814
Publicis Groupe SA	47,808	2,625,439

		3,470,253
AEROSPACE & DEFENSE—2.02%
European Aeronautic Defence and Space Co. NV(a)	157,285	5,173,462
Safran SA	63,993	2,598,896
Thales SA(b)	37,433	1,565,439

		9,337,797
AIRLINES—0.19%
Air France-KLM(a)	51,958	871,688

		871,688
AUTO MANUFACTURERS—1.44%
PSA Peugeot Citroen SA(a)	58,349	2,466,984
Renault SA	74,202	4,205,041

		6,672,025
AUTO PARTS & EQUIPMENT—1.37%
Compagnie Generale des Etablissements Michelin Class B	67,728	6,341,431

		6,341,431
BANKS—10.93%
BNP Paribas	367,856	28,673,142
Credit Agricole SA(b)	368,520	5,626,308
Natixis(a)(b)	334,656	1,880,144
Societe Generale	243,356	14,427,751

		50,607,345
BEVERAGES—1.66%
Pernod Ricard SA	76,028	7,667,242

		7,667,242
BUILDING MATERIALS—3.53%
Compagnie de Saint-Gobain	152,720	10,082,843
Imerys SA	13,031	951,655
Lafarge SA	77,356	5,333,485

		16,367,983
CHEMICALS—3.77%
Arkema	21,248	2,326,697
L’Air Liquide SA	108,979	15,123,178

		17,449,875

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2011

COMMERCIAL SERVICES—0.76%
Bureau Veritas SA	20,501	1,718,820
Edenred SA	60,839	1,799,533

		3,518,353
COMPUTERS—0.93%
Atos Origin SA(a)	18,509	1,081,371
Cap Gemini SA(a)	56,772	3,238,091

		4,319,462
COSMETICS & PERSONAL CARE—3.19%
Christian Dior SA	20,916	3,226,386
L’Oreal SA	91,964	11,558,893

		14,785,279
ELECTRIC—0.81%
Electricite de France	92,213	3,736,355

		3,736,355
ELECTRICAL COMPONENTS & EQUIPMENT—0.69%
Legrand SA	75,696	3,194,971

		3,194,971
ENGINEERING & CONSTRUCTION—3.77%
Aeroports de Paris	12,948	1,245,279
Bouygues SA	91,217	4,209,386
Eiffage SA	15,521	1,027,513
Vinci SA	170,482	10,988,379

		17,470,557
FOOD—6.13%
Carrefour SA(a)	221,527	9,802,418
Casino Guichard-Perrachon SA	21,248	2,220,702
Danone SA	223,685	16,383,964

		28,407,084
FOOD SERVICE—0.60%
Sodexo	36,188	2,783,276

		2,783,276
GAS—3.77%
GDF Suez	474,843	17,448,127

		17,448,127
HAND & MACHINE TOOLS—3.34%
Schneider Electric SA	93,956	15,479,148

		15,479,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2011

HEALTH CARE - PRODUCTS—1.35%
Essilor International SA	77,107	6,237,473

		6,237,473
HOLDING COMPANIES - DIVERSIFIED—3.86%
LVMH Moet Hennessy Louis Vuitton SA	94,122	16,358,948
Wendel	12,616	1,530,742

		17,889,690
HOUSEHOLD PRODUCTS & WARES—0.22%
Societe BIC SA	10,873	1,024,613

		1,024,613
INSURANCE—3.71%
AXA	667,735	14,245,443
CNP Assurances SA	57,021	1,157,874
SCOR SE	64,823	1,797,626

		17,200,943
INTERNET—0.20%
Iliad SA	7,138	913,281

		913,281
INVESTMENT COMPANIES—0.19%
Eurazeo	11,122	882,272

		882,272
IRON & STEEL—2.37%
ArcelorMittal	329,344	10,972,546

		10,972,546
LODGING—0.56%
Accor SA	56,523	2,585,612

		2,585,612
MACHINERY—1.06%
ALSTOM	79,431	4,912,453

		4,912,453
MEDIA—3.55%
Lagardere SCA	45,235	1,845,546
M6-Metropole Television	22,244	521,401
Societe Television Francaise 1	46,646	834,875
Vivendi SA	474,677	13,235,060

		16,436,882
METAL FABRICATE & HARDWARE—1.16%
Vallourec SA	42,994	5,375,455

		5,375,455

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2011

MINING—0.15%
Eramet	2,075	694,894

		694,894
OFFICE & BUSINESS EQUIPMENT—0.24%
Neopost SA	12,367	1,106,197

		1,106,197
OIL & GAS—10.53%
Compagnie Generale de Geophysique-Veritas(a)(b)	55,610	2,078,567
Total SA	811,242	46,684,633

		48,763,200
OIL & GAS SERVICES—0.88%
Technip SA	38,014	4,084,460

		4,084,460
PHARMACEUTICALS—7.30%
Sanofi-Aventis	427,533	33,816,461

		33,816,461
REAL ESTATE—2.34%
Gecina SA	8,383	1,222,614
Klepierre	39,259	1,674,537
Unibail-Rodamco SE	35,192	7,927,767

		10,824,918
REAL ESTATE INVESTMENT TRUSTS—0.49%
Fonciere des Regions	10,458	1,102,474
Icade	9,047	1,149,467

		2,251,941
RETAIL—1.10%
PPR SA	29,299	5,094,442

		5,094,442
SEMICONDUCTORS—0.59%
STMicroelectronics NV	244,435	2,727,915

		2,727,915
SOFTWARE—0.42%
Dassault Systemes SA(b)	22,742	1,932,536

		1,932,536
TELECOMMUNICATIONS—5.62%
Alcatel-Lucent(a)	889,428	5,016,110
Eutelsat Communications	38,014	1,683,733
France Telecom SA	711,310	16,259,005
SES SA Class A FDR	114,955	3,089,522

		26,048,370

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2011

TRANSPORTATION—0.47%
Groupe Eurotunnel SA	201,690	2,193,758

		2,193,758
WATER—1.34%
Suez Environnement SA	103,335	2,165,180
Veolia Environnement	134,045	4,047,727

		6,212,907

TOTAL COMMON STOCKS
(Cost: $513,922,401)		460,111,470

RIGHTS—0.00%

INVESTMENT COMPANIES—0.00%
Eurazeo(a)	11,229	16,821

		16,821

TOTAL RIGHTS
(Cost: $18,374)		16,821

SHORT-TERM INVESTMENTS—2.08%

MONEY MARKET FUNDS—2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	8,593,797	8,593,797
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	747,488	747,488
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	304,238	304,238

		9,645,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,645,523)		9,645,523

TOTAL INVESTMENTS IN SECURITIES—101.43%
(Cost: $523,586,298)		469,773,814
Other Assets, Less Liabilities—(1.43)%		(6,633,956)

NET ASSETS—100.00%		$463,139,858

FDR - Fiduciary Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—93.10%

AIRLINES—0.50%
Deutsche Lufthansa AG Registered	871,380	$18,965,810

		18,965,810
APPAREL—1.57%
Adidas AG	792,890	59,717,177

		59,717,177
AUTO MANUFACTURERS—9.55%
Bayerische Motoren Werke AG	1,237,510	109,375,615
Daimler AG Registered	3,337,000	235,569,929
Volkswagen AG	112,330	18,804,993

		363,750,537
AUTO PARTS & EQUIPMENT—0.80%
Continental AG(a)	295,630	30,387,325

		30,387,325
BANKS—6.19%
Commerzbank AG(a)(b)	7,033,550	32,154,342
Deutsche Bank AG Registered	3,420,190	203,631,907

		235,786,249
BIOTECHNOLOGY—0.48%
QIAGEN NV(a)	916,030	18,199,341

		18,199,341
BUILDING MATERIALS—0.95%
HeidelbergCement AG	523,110	36,345,257

		36,345,257
CHEMICALS—20.63%
BASF SE	3,440,870	317,868,078
Bayer AG	3,103,410	254,080,194
Brenntag AG(a)	128,310	15,273,155
K+S AG	636,380	50,646,628
LANXESS AG	307,380	26,508,942
Linde AG	638,730	107,938,873
Wacker Chemie AG	59,690	13,300,599

		785,616,469
COSMETICS & PERSONAL CARE—0.69%
Beiersdorf AG	395,270	26,164,610

		26,164,610

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2011

DIVERSIFIED FINANCIAL SERVICES—1.56%
Deutsche Boerse AG	754,820	59,443,361

		59,443,361
ELECTRIC—7.20%
E.ON AG	6,388,710	181,254,265
RWE AG	1,599,880	93,218,464

		274,472,729
ENGINEERING & CONSTRUCTION—0.67%
Fraport AG	147,580	12,084,687
Hochtief AG	159,330	13,388,133

		25,472,820
FOOD—1.11%
METRO AG	503,840	33,564,996
Suedzucker AG	281,060	8,842,672

		42,407,668
HEALTH CARE - PRODUCTS—2.63%
Fresenius Medical Care AG & Co. KGaA	756,700	54,761,442
Fresenius SE	432,400	45,359,469

		100,120,911
HOLDING COMPANIES - DIVERSIFIED—0.55%
GEA Group AG	629,800	21,159,203

		21,159,203
HOUSEHOLD PRODUCTS & WARES—0.77%
Henkel AG & Co. KGaA	505,720	29,277,210

		29,277,210
INSURANCE—9.22%
Allianz SE Registered	1,652,520	228,491,173
Hannover Rueckversicherung AG Registered	247,690	13,144,658
Muenchener Rueckversicherungs-Gesellschaft AG Registered	714,400	109,480,451

		351,116,282
INTERNET—0.24%
United Internet AG Registered	472,350	9,194,339

		9,194,339
IRON & STEEL—1.82%
Salzgitter AG	144,290	10,651,594
ThyssenKrupp AG	1,234,220	58,561,238

		69,212,832
LEISURE TIME—0.16%
TUI AG(a)	539,560	5,971,117

		5,971,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2011

MACHINERY—1.46%
MAN SE(a)	399,500	55,594,275

		55,594,275
MANUFACTURING—10.83%
Siemens AG Registered	3,085,550	412,528,033

		412,528,033
MEDIA—0.71%
Axel Springer AG	60,630	9,056,096
Kabel Deutschland Holding AG(a)	264,610	18,038,721

		27,094,817
PHARMACEUTICALS—0.93%
Celesio AG	322,890	7,740,310
Merck KGaA	251,450	27,613,794

		35,354,104
SEMICONDUCTORS—1.24%
Infineon Technologies AG	4,094,170	47,327,532

		47,327,532
SOFTWARE—4.85%
SAP AG(b)	2,976,510	184,725,701

		184,725,701
TELECOMMUNICATIONS—4.19%
Deutsche Telekom AG Registered	10,741,850	159,520,806

		159,520,806
TRANSPORTATION—1.60%
Deutsche Post AG Registered	3,243,470	61,012,882

		61,012,882

TOTAL COMMON STOCKS
(Cost: $3,406,923,584)		3,545,939,397

PREFERRED STOCKS—5.56%

AUTO MANUFACTURERS—3.86%
Bayerische Motoren Werke AG	203,980	12,173,923
Porsche Automobil Holding SE	567,760	39,439,341
Volkswagen AG	538,620	95,551,072

		147,164,336
ELECTRIC—0.25%
RWE AG NVS	175,780	9,640,553

		9,640,553

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2011

HOUSEHOLD PRODUCTS & WARES—1.26%
Henkel AG & Co. KGaA	680,090	48,063,588

		48,063,588
MEDIA—0.19%
ProSiebenSat.1 Media AG	272,600	7,052,054

		7,052,054

TOTAL PREFERRED STOCKS
(Cost: $180,986,398)		211,920,531

RIGHTS—0.24%

BANKS—0.24%
Commerzbank AG(a)	7,153,270	9,100,931

		9,100,931

TOTAL RIGHTS
(Cost: $10,312,495)		9,100,931

SHORT-TERM INVESTMENTS—3.77%

MONEY MARKET FUNDS—3.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	131,908,204	131,908,204
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	11,473,367	11,473,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	22,825	22,825

		143,404,396

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,404,396)		143,404,396

TOTAL INVESTMENTS IN SECURITIES—102.67%
(Cost: $3,741,626,873)		3,910,365,255
Other Assets, Less Liabilities—(2.67)%		(101,631,412)

NET ASSETS—100.00%		$3,808,733,843

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.50%

AIRLINES—0.82%
Cathay Pacific Airways Ltd.	7,115,000	$17,052,324

		17,052,324
APPAREL—0.84%
Yue Yuen Industrial (Holdings) Ltd.(a)	4,980,500	17,290,179

		17,290,179
BANKS—9.76%
Bank of East Asia Ltd. (The)	9,676,510	42,364,164
BOC Hong Kong (Holdings) Ltd.	23,479,500	72,454,082
Hang Seng Bank Ltd.(a)	4,838,200	77,573,438
Wing Hang Bank Ltd.	888,500	9,693,309

		202,084,993
DISTRIBUTION & WHOLESALE—5.17%
Esprit Holdings Ltd.	7,541,932	28,364,247
Li & Fung Ltd.	35,430,000	78,718,654

		107,082,901
DIVERSIFIED FINANCIAL SERVICES—6.93%
Hong Kong Exchanges and Clearing Ltd.(a)	6,403,500	143,508,483

		143,508,483
ELECTRIC—7.93%
CLP Holdings Ltd.	12,095,700	103,267,071
Power Assets Holdings Ltd.(a)	8,538,000	60,982,186

		164,249,257
ENGINEERING & CONSTRUCTION—0.65%
Cheung Kong Infrastructure Holdings Ltd.(a)	2,846,000	13,447,917

		13,447,917
GAS—3.32%
Hong Kong and China Gas Co. Ltd. (The)	29,739,871	68,676,505

		68,676,505
HOLDING COMPANIES - DIVERSIFIED—15.23%
Hutchison Whampoa Ltd.	13,565,800	156,982,301
NWS Holdings Ltd.	8,538,000	12,426,973
Swire Pacific Ltd. Class A	4,980,500	76,781,201
Wharf (Holdings) Ltd. (The)	9,394,150	69,150,568

		315,341,043
INSURANCE—8.44%
AIA Group Ltd.(b)	49,520,400	174,779,006

		174,779,006

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2011

LODGING—6.58%
Galaxy Entertainment Group Ltd.(b)	7,115,000	15,991,128
Sands China Ltd.(b)	15,368,400	39,816,812
Shangri-La Asia Ltd.	8,538,000	22,230,230
SJM Holdings Ltd.	9,961,000	24,283,095
Wynn Macau Ltd.(a)	9,676,400	33,841,179

		136,162,444
REAL ESTATE—27.15%
Cheung Kong (Holdings) Ltd.	8,672,000	135,697,742
Hang Lung Group Ltd.	5,692,000	36,885,714
Hang Lung Properties Ltd.	15,653,000	65,208,674
Henderson Land Development Co. Ltd.(a)	7,115,332	48,304,975
Hopewell Holdings Ltd.	3,557,742	11,138,743
Hysan Development Co. Ltd.	4,269,000	21,050,106
Kerry Properties Ltd.	4,269,000	21,791,114
New World Development Co. Ltd.	15,653,800	26,688,618
Sino Land Co. Ltd.	17,076,000	30,035,510
Sun Hung Kai Properties Ltd.	9,092,000	141,568,406
Wheelock and Co. Ltd.	5,692,357	23,786,923

		562,156,525
REAL ESTATE INVESTMENT TRUSTS—2.34%
Link REIT (The)(a)	14,230,000	48,394,204

		48,394,204
RETAIL—0.50%
Lifestyle International Holdings Ltd.	3,557,500	10,383,256

		10,383,256
SEMICONDUCTORS—0.84%
ASM Pacific Technology Ltd.	1,280,700	17,421,913

		17,421,913
TELECOMMUNICATIONS—0.83%
Foxconn International Holdings Ltd.(a)(b)	12,807,000	7,228,942
PCCW Ltd.	25,614,000	9,880,102

		17,109,044
TRANSPORTATION—2.17%
MTR Corp. Ltd.(a)	9,249,583	33,954,007
Orient Overseas International Ltd.	1,423,200	11,080,079

		45,034,086

TOTAL COMMON STOCKS
(Cost: $2,018,475,178)		2,060,174,080

SHORT-TERM INVESTMENTS—3.65%

MONEY MARKET FUNDS—3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	68,302,480	68,302,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	5,940,945	5,940,945
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,442,771	1,442,771

		75,686,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,686,196)		75,686,196

TOTAL INVESTMENTS IN SECURITIES—103.15%
(Cost: $2,094,161,374)		2,135,860,276
Other Assets, Less Liabilities—(3.15)%		(65,310,686)

NET ASSETS—100.00%		$2,070,549,590

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

AEROSPACE & DEFENSE—1.70%
Elbit Systems Ltd.	39,690	$2,043,599

		2,043,599
BANKS—20.35%
Bank Hapoalim Ltd.(a)	1,788,654	9,214,815
Bank Leumi le-Israel	1,987,020	9,657,758
First International Bank of Israel Ltd.	34,356	518,073
Israel Discount Bank Ltd. Class A(a)	1,334,761	2,667,732
Mizrahi Tefahot Bank Ltd.	209,286	2,236,295
Union Bank of Israel	37,254	173,907

		24,468,580
BIOTECHNOLOGY—0.27%
Clal Biotechnology Industries Ltd.(a)(b)	54,306	325,982

		325,982
CHEMICALS—12.35%
Frutarom	59,556	615,205
Israel Chemicals Ltd.	746,004	12,177,617
Makhteshim-Agan Industries Ltd.(a)	387,576	2,049,800

		14,842,622
COMMERCIAL SERVICES—0.60%
AL-ROV (Israel) Ltd.(a)	7,056	260,092
Nitsba Holdings (1995) Ltd.(a)	46,452	460,216

		720,308
COMPUTERS—0.31%
MATRIX IT Ltd.(b)	60,984	376,374

		376,374
DIVERSIFIED FINANCIAL SERVICES—0.56%
FIBI Holdings Ltd.(a)	10,542	223,385
Mivtach Shamir Holdings Ltd.(c)	14,910	455,755

		679,140
ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
Electra (Israel) Ltd.	2,688	323,096

		323,096
ELECTRONICS—0.48%
Elron Electronic Industries Ltd.(a)	30,618	169,783
Ituran Location and Control Ltd.	26,964	406,526

		576,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2011

ENGINEERING & CONSTRUCTION—0.79%
Shikun & Binui Ltd.	351,246	946,741

		946,741
FOOD—2.72%
Alon Holdings Blue Square - Israel Ltd.(b)	29,190	255,597
Osem Investment Ltd.	59,304	962,537
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,156	338,834
Shufersal Ltd.(b)	144,774	834,440
Strauss Group Ltd.	57,540	882,264

		3,273,672
FOREST PRODUCTS & PAPER—0.21%
Hadera Paper Ltd.(a)	3,444	250,989

		250,989
HEALTH CARE - PRODUCTS—0.53%
Given Imaging Ltd.(a)	27,930	633,833

		633,833
HOLDING COMPANIES - DIVERSIFIED—1.17%
Clal Industries and Investments Ltd.	106,638	840,538
Elco Holdings Ltd.	15,162	200,493
Granite Hacarmel Investments Ltd.(b)	50,988	94,048
Israel Land Development Co. Ltd. (The)	13,020	107,254
Scailex Corp. Ltd.	9,702	170,502

		1,412,835
HOME BUILDERS—0.41%
Bayside Land Corp. Ltd.	1,134	291,216
Property & Building Corp. Ltd.	2,562	196,715

		487,931
INSURANCE—2.87%
Clal Insurance Enterprises Holdings Ltd.	34,692	819,838
Harel Insurance Investments & Financial Services Ltd.	18,522	1,031,939
Menorah Mivtachim Holdings Ltd.(a)	42,504	490,459
Migdal Insurance & Financial Holdings Ltd.	445,452	828,002
Phoenix Holdings Ltd.	87,487	276,599

		3,446,837
INTERNET—0.48%
Internet Gold-Golden Lines Ltd.(a)	9,912	270,343
NetVision Ltd.	22,302	306,735

		577,078
INVESTMENT COMPANIES—6.18%
Delek Group Ltd. (The)	7,644	1,854,535
Discount Investment Corp. Ltd.	39,984	710,713
Elbit Imaging Ltd.(a)	16,212	110,543
Israel Corp. Ltd. (The)	3,906	4,264,754
Koor Industries Ltd.(a)	18,480	379,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2011

Otzar Hityashvuth Hayehudim Ltd.	42	105,288

		7,425,201
MACHINERY—0.46%
Ormat Industries Ltd.	96,516	555,731

		555,731
MANUFACTURING—0.23%
FMS Enterprises Migun Ltd.	6,300	159,216
Plasson Industries Ltd.	5,124	120,209

		279,425
MEDIA—0.53%
Hot Telecommunication Systems Ltd.(a)	34,860	641,474

		641,474
OIL & GAS—3.14%
Delek Energy Systems Ltd.(a)	2,184	770,045
Delek Israeli Fuel Corp. Ltd.(b)	3,678	95,546
Jerusalem Oil Exploration Ltd.(a)	13,524	256,348
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	51,997	189,696
Oil Refineries Ltd.(a)	1,467,606	1,064,846
Paz Oil Co. Ltd.(b)	7,938	1,399,409

		3,775,890
PHARMACEUTICALS—23.86%
Teva Pharmaceutical Industries Ltd.	559,776	28,691,823

		28,691,823
REAL ESTATE—3.45%
Africa Israel Investments Ltd.(a)	106,470	770,958
Africa Israel Properties Ltd.(a)	15,877	178,113
Airport City Ltd.(a)	60,060	293,667
Alony Hetz Properties & Investments Ltd.	112,518	644,262
Alrov Properties and Lodgings Ltd.(a)	7,350	167,055
Amot Investments Ltd.	113,568	334,238
British Israel Investments Ltd.	91,350	350,834
Delek Real Estate Ltd.(a)	1	—
Electra Real Estate Ltd.(a)	15,414	91,899
Gazit Inc.(b)	8,778	212,173
Industrial Buildings Corp. Ltd.	164,262	352,284
Jerusalem Economy Ltd.	40,698	468,434
Melisron Ltd.(b)	11,886	283,868

		4,147,785
RETAIL—0.74%
Delek Automotive Systems Ltd.	62,790	768,454
Golf & Co. Ltd.	23,772	119,282

		887,736
SEMICONDUCTORS—1.63%
Mellanox Technologies Ltd.(a)	48,972	1,512,626
Tower Semiconductor Ltd.(a)	373,716	446,264

		1,958,890

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2011

SOFTWARE—0.33%
Retalix Ltd.(a)	26,796	392,203

		392,203
TELECOMMUNICATIONS—13.36%
012 Smile.Communications Ltd.(a)	14,406	419,738
AudioCodes Ltd.(a)	55,734	302,235
Bezeq The Israel Telecommunication Corp. Ltd.	2,249,520	5,722,452
Cellcom Israel Ltd.	86,226	2,613,061
Ceragon Networks Ltd.(a)	44,982	483,008
Gilat Satellite Networks Ltd.(a)	46,370	206,731
NICE Systems Ltd.(a)	102,270	3,659,524
Partner Communications Co. Ltd.	148,890	2,548,892
Suny Electronic Inc. Ltd.(a)	9,492	108,866

		16,064,507

TOTAL COMMON STOCKS
(Cost: $128,333,039)		120,206,591

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	1,660,508	1,660,508
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	144,431	144,431
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	6,814	6,814

		1,811,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,811,753)		1,811,753

TOTAL INVESTMENTS IN SECURITIES—101.49%
(Cost: $130,144,792)		122,018,344
Other Assets, Less Liabilities—(1.49)%		(1,792,413)

NET ASSETS—100.00%		$120,225,931

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—96.27%

AEROSPACE & DEFENSE—1.99%
Finmeccanica SpA	231,192	$2,876,589

		2,876,589
AUTO MANUFACTURERS—5.92%
Fiat Industrial SpA(a)	387,400	5,090,304
Fiat SpA	329,108	3,494,032

		8,584,336
AUTO PARTS & EQUIPMENT—0.73%
Pirelli & C. SpA	105,508	1,050,372

		1,050,372
BANKS—20.02%
Banca Carige SpA(b)	497,708	1,252,133
Banca Monte dei Paschi di Siena SpA(b)	1,436,500	1,812,136
Banco Popolare SpA	762,164	1,983,193
Intesa Sanpaolo SpA	3,149,692	8,163,976
UniCredit SpA	5,851,768	13,283,336
Unione di Banche Italiane ScpA	320,268	2,511,576

		29,006,350
COMMERCIAL SERVICES—2.52%
Atlantia SpA	154,498	3,649,206

		3,649,206
DIVERSIFIED FINANCIAL SERVICES—2.21%
Mediobanca SpA	289,172	3,209,308

		3,209,308
ELECTRIC—16.79%
A2A SpA	1,140,880	1,928,791
Enel SpA	2,728,960	18,729,126
Terna SpA	752,440	3,671,315

		24,329,232
ELECTRICAL COMPONENTS & EQUIPMENT—1.39%
Prysmian SpA	95,541	2,017,667

		2,017,667
ENERGY - ALTERNATE SOURCES—1.44%
Enel Green Power SpA	749,112	2,090,308

		2,090,308
FOOD—2.35%
Parmalat SpA(a)	920,660	3,412,087

		3,412,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2011

GAS—2.42%
Snam Rete Gas SpA	594,880	3,504,606

		3,504,606
HEALTH CARE - PRODUCTS—1.49%
Luxottica Group SpA	67,496	2,154,115

		2,154,115
HOLDING COMPANIES - DIVERSIFIED—0.92%
Exor SpA	39,707	1,336,878

		1,336,878
INSURANCE—4.84%
Assicurazioni Generali SpA	320,684	7,012,041

		7,012,041
MEDIA—1.46%
Mediaset SpA(b)	405,600	2,120,117

		2,120,117
METAL FABRICATE & HARDWARE—3.60%
Tenaris SA	215,228	5,210,493

		5,210,493
OIL & GAS—17.52%
Eni SpA	1,060,176	25,391,648

		25,391,648
OIL & GAS SERVICES—4.38%
Saipem SpA	120,432	6,348,787

		6,348,787
RETAIL—0.70%
Autogrill SpA	79,691	1,016,180

		1,016,180
TELECOMMUNICATIONS—3.58%
Telecom Italia SpA	3,659,812	5,185,055

		5,185,055

TOTAL COMMON STOCKS
(Cost: $179,331,285)		139,505,375

PREFERRED STOCKS—1.60%

BANKS—0.30%
Intesa Sanpaolo SpA RNC	201,656	439,199

		439,199

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2011

TELECOMMUNICATIONS—1.30%
Telecom Italia SpA RNC	1,536,058	1,877,001

		1,877,001

TOTAL PREFERRED STOCKS
(Cost: $2,844,866)		2,316,200

RIGHTS—0.41%

BANKS—0.41%
Intesa Sanpaolo SpA(a)	3,351,348	592,120

		592,120

TOTAL RIGHTS
(Cost: $0)		592,120

SHORT-TERM INVESTMENTS—2.60%

MONEY MARKET FUNDS—2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	3,452,392	3,452,392
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	300,289	300,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	20,615	20,615

		3,773,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,773,296)		3,773,296

TOTAL INVESTMENTS IN SECURITIES—100.88%
(Cost: $185,949,447)		146,186,991
Other Assets, Less Liabilities—(0.88)%		(1,275,457)

NET ASSETS—100.00%		$144,911,534

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—98.87%

ADVERTISING—0.28%
Dentsu Inc.	588,500	$15,784,607
Hakuhodo DY Holdings Inc.	82,390	4,223,958

		20,008,565
AGRICULTURE—0.75%
Japan Tobacco Inc.	14,124	54,590,546

		54,590,546
AIRLINES—0.15%
All Nippon Airways Co. Ltd.	3,531,000	10,735,561

		10,735,561
APPAREL—0.25%
ASICS Corp.	1,177,000	18,327,240

		18,327,240
AUTO MANUFACTURERS—10.09%
Fuji Heavy Industries Ltd.	2,354,000	17,298,597
Hino Motors Ltd.	1,177,000	6,447,132
Honda Motor Co. Ltd.	5,178,800	196,977,991
Isuzu Motors Ltd.	3,531,000	16,472,784
Mazda Motor Corp.(a)	4,708,000	11,880,108
Mitsubishi Motors Corp.(a)	12,947,000	15,299,262
Nissan Motor Co. Ltd.	7,885,900	79,014,311
Suzuki Motor Corp.	1,059,300	23,353,106
Toyota Motor Corp.	8,709,800	364,516,494

		731,259,785
AUTO PARTS & EQUIPMENT—2.74%
Aisin Seiki Co. Ltd.	588,700	21,739,291
Bridgestone Corp.	2,118,600	48,140,517
Denso Corp.	1,530,100	54,845,534
JTEKT Corp.	706,200	9,336,027
NGK Spark Plug Co. Ltd.	428,000	5,716,150
NHK Spring Co. Ltd.	1,177,000	11,517,910
NOK Corp.	353,100	6,019,738
Stanley Electric Co. Ltd.	472,000	7,802,757
Sumitomo Rubber Industries Inc.	588,500	6,794,842
Toyoda Gosei Co. Ltd.	235,400	5,111,344
Toyota Boshoku Corp.	235,400	3,723,400
Toyota Industries Corp.	588,500	18,037,481

		198,784,991
BANKS—8.67%
Aozora Bank Ltd.	2,354,000	5,070,778
Bank of Kyoto Ltd. (The)	1,177,000	10,489,266
Bank of Yokohama Ltd. (The)	3,531,000	17,124,742
Chiba Bank Ltd. (The)	2,354,000	14,140,226
Chuo Mitsui Trust Holdings Inc.	10,590,320	36,370,006
Fukuoka Financial Group Inc.	2,360,000	9,354,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

Gunma Bank Ltd. (The)	1,177,000	6,157,373
Hachijuni Bank Ltd. (The)	1,177,000	6,563,035
Hiroshima Bank Ltd. (The)	1,177,000	5,027,314
Hokuhoku Financial Group Inc.	4,713,000	8,934,047
Iyo Bank Ltd. (The)	1,177,000	10,561,706
Joyo Bank Ltd. (The)	2,354,000	9,504,087
Mitsubishi UFJ Financial Group Inc.	40,371,180	186,351,459
Mizuho Financial Group Inc.	64,735,000	101,995,076
Mizuho Trust & Banking Co. Ltd.	4,708,000	4,056,622
Nishi-Nippon City Bank Ltd. (The)	2,354,000	6,664,451
Resona Holdings Inc.	6,002,700	26,525,964
Seven Bank Ltd.	2,354	4,384,050
Shinsei Bank Ltd.	4,708,000	4,925,899
Shizuoka Bank Ltd. (The)	2,354,000	21,587,026
Sumitomo Mitsui Financial Group Inc.	4,237,200	122,567,947
Suruga Bank Ltd.	1,177,000	9,750,382

		628,105,469
BEVERAGES—0.80%
Asahi Breweries Ltd.	1,177,000	22,948,892
Coca-Cola West Co. Ltd.	117,700	2,232,591
Kirin Holdings Co. Ltd.	2,354,000	32,945,569

		58,127,052
BUILDING MATERIALS—1.40%
Asahi Glass Co. Ltd.	3,531,000	41,594,867
Daikin Industries Ltd.	706,200	23,522,615
JS Group Corp.	823,900	20,090,422
Nippon Sheet Glass Co. Ltd.	2,354,000	7,736,558
Rinnai Corp.	117,700	8,200,172

		101,144,634
CHEMICALS—3.56%
Asahi Kasei Corp.	3,531,000	23,122,747
Daicel Chemical Industries Ltd.	1,177,000	7,548,215
Denki Kagaku Kogyo K.K.	1,177,000	6,055,958
Hitachi Chemical Co. Ltd.	353,100	7,149,797
JSR Corp.	588,500	11,648,301
Kaneka Corp.	1,177,000	7,910,414
Mitsubishi Chemical Holdings Corp.	4,119,500	28,649,895
Mitsubishi Gas Chemical Co. Inc.	1,177,000	8,852,129
Mitsui Chemicals Inc.	2,354,000	7,736,558
Nitto Denko Corp.	470,800	24,600,517
Shin-Etsu Chemical Co. Ltd.	1,294,700	67,173,320
Showa Denko K.K.	4,708,000	9,562,038
Sumitomo Chemical Co. Ltd.	4,708,000	23,528,410
Taiyo Nippon Sanso Corp.	1,177,000	9,156,376
Tosoh Corp.	1,177,000	4,694,092
Ube Industries Ltd.	3,531,000	10,909,417

		258,298,184
COMMERCIAL SERVICES—0.90%
Benesse Holdings Inc.	235,400	10,127,068
Dai Nippon Printing Co. Ltd.	2,354,000	26,918,587
Kamigumi Co. Ltd.	1,177,000	10,083,604
Toppan Printing Co. Ltd.	2,356,000	18,009,306

		65,138,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

COMPUTERS—0.74%
Fujitsu Ltd.	5,885,000	30,931,746
Itochu Techno-Solutions Corp.	117,700	3,966,797
TDK Corp.	353,100	18,602,511

		53,501,054
COSMETICS & PERSONAL CARE—1.06%
Kao Corp.	1,647,800	42,351,137
Shiseido Co. Ltd.	1,177,000	20,196,184
Unicharm Corp.	353,100	14,299,594

		76,846,915
DISTRIBUTION & WHOLESALE—4.91%
Hitachi High-Technologies Corp.	235,400	4,940,387
ITOCHU Corp.	4,825,700	49,777,654
Marubeni Corp.	4,708,000	32,858,641
Mitsubishi Corp.	4,354,900	110,266,240
Mitsui & Co. Ltd.	5,531,900	94,241,132
Sojitz Corp.	3,884,100	7,219,339
Sumitomo Corp.	3,531,000	47,027,843
Toyota Tsusho Corp.	588,500	9,627,234

		355,958,470
DIVERSIFIED FINANCIAL SERVICES—1.78%
AEON Credit Service Co. Ltd.	235,470	2,996,996
Credit Saison Co. Ltd.	470,800	7,122,270
Daiwa Securities Group Inc.	4,708,000	19,297,932
Mitsubishi UFJ Lease & Finance Co. Ltd.	200,090	7,622,828
Mizuho Securities Co. Ltd.(a)	1,177,000	2,723,732
Nomura Holdings Inc.	11,299,200	56,746,352
ORIX Corp.	341,330	32,603,653

		129,113,763
ELECTRIC—2.46%
Chubu Electric Power Co. Inc.	2,118,600	33,432,363
Chugoku Electric Power Co. Inc. (The)	941,600	13,352,083
Electric Power Development Co. Ltd.	353,100	8,345,052
Hokkaido Electric Power Co. Inc.	588,500	8,642,054
Hokuriku Electric Power Co.	588,500	9,989,433
Kansai Electric Power Co. Inc. (The)	2,354,000	40,102,610
Kyushu Electric Power Co. Inc.	1,177,000	17,834,650
Shikoku Electric Power Co. Inc.	588,500	12,119,159
Tohoku Electric Power Co. Inc.	1,412,400	16,551,019
Tokyo Electric Power Co. Inc. (The)	4,590,300	17,911,437

		178,279,860
ELECTRICAL COMPONENTS & EQUIPMENT—4.86%
Brother Industries Ltd.	706,200	9,961,905
Casio Computer Co. Ltd.	706,200	5,163,501
Furukawa Electric Co. Ltd.	2,354,000	8,547,883
GS Yuasa Corp.	1,177,000	7,577,191
Hitachi Ltd.	14,124,000	80,668,833
Mitsubishi Electric Corp.	5,885,000	66,282,312
Nidec Corp.	353,100	31,902,437
Sharp Corp.	3,531,000	33,032,496
Sumitomo Electric Industries Ltd.	2,354,000	33,872,797

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

Toshiba Corp.	12,947,000	68,527,942
Ushio Inc.	353,100	6,954,210

		352,491,507
ELECTRONICS—5.54%
Advantest Corp.	470,800	8,773,895
Fanuc Ltd.	588,500	90,477,166
Hamamatsu Photonics K.K.	117,700	4,795,507
Hirose Electric Co. Ltd.	117,700	12,082,939
Hoya Corp.	1,412,400	29,242,452
IBIDEN Co. Ltd.	353,100	11,435,329
Keyence Corp.	117,751	30,872,677
Kyocera Corp.	470,800	49,316,938
Mabuchi Motor Co. Ltd.	117,700	5,816,907
Minebea Co. Ltd.	1,177,000	6,012,494
Murata Manufacturing Co. Ltd.	588,500	37,016,679
NEC Corp.(a)	8,393,000	17,562,900
NGK Insulators Ltd.	1,177,000	20,297,600
Nippon Electric Glass Co. Ltd.	1,177,500	16,639,217
Omron Corp.	588,500	15,154,382
Secom Co. Ltd.	588,500	27,853,059
Yaskawa Electric Corp.	1,177,000	12,807,336
Yokogawa Electric Corp.(a)	706,200	5,554,675

		401,712,152
ENGINEERING & CONSTRUCTION—0.91%
JGC Corp.	1,177,000	31,424,335
Kajima Corp.	2,354,000	6,577,523
Obayashi Corp.	2,354,000	9,938,725
Shimizu Corp.	2,354,000	9,764,870
Taisei Corp.	3,531,000	7,910,414

		65,615,867
ENTERTAINMENT—0.36%
Oriental Land Co. Ltd.	117,700	9,996,676
Sankyo Co. Ltd.	235,400	12,503,090
Toho Co. Ltd.	235,400	3,804,532

		26,304,298
ENVIRONMENTAL CONTROL—0.14%
Kurita Water Industries Ltd.	353,100	10,148,800

		10,148,800
FOOD—1.26%
Ajinomoto Co. Inc.	2,354,000	27,150,394
Kikkoman Corp.	1,177,000	12,039,476
Meiji Holdings Co. Ltd.	235,428	10,012,355
Nippon Meat Packers Inc.	1,177,000	16,545,224
Nisshin Seifun Group Inc.	590,500	7,275,856
Nissin Foods Holdings Co. Ltd.	235,400	8,530,497
Yakult Honsha Co. Ltd.	353,100	9,779,357

		91,333,159
FOREST PRODUCTS & PAPER—0.25%
Nippon Paper Group Inc.	354,000	7,486,115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

Oji Paper Co. Ltd.	2,354,000	10,460,291

		17,946,406
GAS—0.85%
Osaka Gas Co. Ltd.	5,885,000	20,862,629
Toho Gas Co. Ltd.	1,177,000	5,650,296
Tokyo Gas Co. Ltd.	8,239,000	35,089,783

		61,602,708
HAND & MACHINE TOOLS—0.90%
Fuji Electric Holdings Co. Ltd.	1,177,000	3,607,496
Makita Corp.	353,100	14,995,015
SMC Corp.	235,400	37,784,539
THK Co. Ltd.	353,700	8,716,241

		65,103,291
HEALTH CARE - PRODUCTS—0.57%
Sysmex Corp.	235,400	8,385,618
Terumo Corp.	588,500	33,177,376

		41,562,994
HOME BUILDERS—0.28%
Sekisui Chemical Co. Ltd.	1,184,000	9,429,444
Sekisui House Ltd.	1,177,000	11,213,663

		20,643,107
HOME FURNISHINGS—2.29%
Panasonic Corp.	6,944,315	81,546,978
Sony Corp.	3,177,900	84,611,001

		166,157,979
HOUSEWARES—0.12%
TOTO Ltd.	1,177,000	8,663,786

		8,663,786
INSURANCE—2.83%
Dai-ichi Life Insurance Co. Ltd. (The)	28,248	42,698,848
MS&AD Insurance Group Holdings Inc.	1,765,540	41,182,894
NKSJ Holdings Inc.	4,720,800	29,751,964
Sony Financial Holdings Inc.	470,800	8,576,859
T&D Holdings Inc.	882,750	21,242,937
Tokio Marine Holdings Inc.	2,236,300	61,357,862

		204,811,364
INTERNET—2.40%
Dena Co. Ltd.	353,100	12,539,310
Gree Inc.	353,100	7,784,369
Rakuten Inc.	22,363	22,709,841
SoftBank Corp.	2,707,100	104,798,492
Trend Micro Inc.	353,100	10,735,561
Yahoo! Japan Corp.	45,903	15,193,644

		173,761,217

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

IRON & STEEL—1.96%
Daido Steel Co. Ltd.	1,177,000	7,186,017
JFE Holdings Inc.	1,530,150	38,234,915
Kobe Steel Ltd.	8,239,000	17,747,723
Nippon Steel Corp.	16,478,000	49,085,130
Nisshin Steel Co. Ltd.	2,354,000	4,520,236
Sumitomo Metal Industries Ltd.	10,593,000	21,644,978
Yamato Kogyo Co. Ltd.	117,700	3,826,264

		142,245,263
LEISURE TIME—0.63%
Sega Sammy Holdings Inc.	588,500	11,402,006
Shimano Inc.	235,400	12,169,867
Yamaha Corp.	470,800	5,290,995
Yamaha Motor Co. Ltd.(a)	941,600	16,840,778

		45,703,646
MACHINERY—0.41%
Hitachi Construction Machinery Co. Ltd.	353,100	7,454,044
IHI Corp.	3,531,000	8,736,226
Japan Steel Works Ltd. (The)	1,177,000	8,475,443
Nabtesco Corp.	235,400	5,317,073

		29,982,786
MACHINERY - CONSTRUCTION & MINING—1.26%
Komatsu Ltd.	3,060,200	91,610,123

		91,610,123
MACHINERY - DIVERSIFIED—0.67%
Amada Co. Ltd.	1,177,000	8,634,810
Kubota Corp.	3,531,000	31,815,510
Sumitomo Heavy Industries Ltd.	1,177,000	8,142,221

		48,592,541
MANUFACTURING—2.33%
FUJIFILM Holdings Corp.	1,530,100	45,183,529
Kawasaki Heavy Industries Ltd.	4,708,000	16,863,959
Konica Minolta Holdings Inc.	1,765,500	14,842,892
Mitsubishi Heavy Industries Ltd.	9,416,000	45,665,977
Nikon Corp.	1,059,300	24,774,372
Olympus Corp.	706,200	21,827,526

		169,158,255
MEDIA—0.12%
Jupiter Telecommunications Co. Ltd.	8,239	8,904,286

		8,904,286
METAL FABRICATE & HARDWARE—0.28%
Maruichi Steel Tube Ltd.	117,700	2,983,066
NSK Ltd.	1,177,000	11,141,224
NTN Corp.	1,177,000	6,099,421

		20,223,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

MINING—0.54%
Mitsubishi Materials Corp.	3,531,000	10,909,417
Sumitomo Metal Mining Co. Ltd.	1,751,000	28,321,196

		39,230,613
OFFICE & BUSINESS EQUIPMENT—2.78%
Canon Inc.	3,531,050	169,728,585
Ricoh Co. Ltd.	2,354,000	25,991,359
Seiko Epson Corp.	353,100	5,919,771

		201,639,715
OIL & GAS—1.89%
Cosmo Oil Co. Ltd.	2,354,000	7,070,113
Idemitsu Kosan Co. Ltd.	117,700	13,024,655
INPEX Corp.	7,062	51,113,442
JX Holdings Inc.	6,944,395	45,646,319
Showa Shell Sekiyu K.K.	588,500	5,766,199
TonenGeneral Sekiyu K.K.	1,177,000	14,429,985

		137,050,713
PACKAGING & CONTAINERS—0.08%
Toyo Seikan Kaisha Ltd.	353,100	5,467,747

		5,467,747
PHARMACEUTICALS—5.18%
Alfresa Holdings Corp.	117,700	4,246,414
Astellas Pharma Inc.	1,412,430	53,896,270
Chugai Pharmaceutical Co. Ltd.	706,200	11,604,838
Daiichi Sankyo Co. Ltd.	2,118,669	41,100,718
Dainippon Sumitomo Pharma Co. Ltd.	470,800	4,439,104
Eisai Co. Ltd.	823,900	31,337,408
Hisamitsu Pharmaceutical Co. Inc.	117,700	5,012,826
Kyowa Hakko Kirin Co. Ltd.	1,177,000	11,546,886
Medipal Holdings Corp.	353,100	3,142,434
Miraca Holdings Inc.	235,400	9,228,816
Mitsubishi Tanabe Pharma Corp.	823,900	13,883,790
Ono Pharmaceutical Co. Ltd.	235,400	12,401,674
Otsuka Holdings Co. Ltd.	823,900	21,662,363
Santen Pharmaceutical Co. Ltd.	235,400	9,388,183
Shionogi & Co. Ltd.	941,600	15,913,550
Suzuken Co. Ltd.	235,400	5,482,235
Takeda Pharmaceutical Co. Ltd.	2,471,700	117,591,341
Tsumura & Co.	118,500	3,704,948

		375,583,798
REAL ESTATE—2.57%
AEON Mall Co. Ltd.	353,100	8,397,208
Daito Trust Construction Co. Ltd.	235,400	19,471,787
Daiwa House Industry Co. Ltd.	1,177,000	14,372,033
Mitsubishi Estate Co. Ltd.	3,531,000	62,892,134
Mitsui Fudosan Co. Ltd.	2,460,000	41,302,807
Nomura Real Estate Holdings Inc.	353,100	5,446,016
NTT Urban Development Corp.	4,708	4,033,442
Sumitomo Realty & Development Co. Ltd.	1,177,000	25,020,667
Tokyu Land Corp.	1,177,000	5,375,025

		186,311,119

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

REAL ESTATE INVESTMENT TRUSTS—0.66%
Japan Prime Realty Investment Corp.	2,354	6,829,613
Japan Real Estate Investment Corp.	1,177	11,503,422
Japan Retail Fund Investment Corp.	5,885	9,525,819
Nippon Building Fund Inc.	1,177	12,039,476
Nomura Real Estate Office Fund Inc.	1,177	8,214,660

		48,112,990
RETAIL—2.94%
ABC-Mart Inc.	117,700	4,715,823
AEON Co. Ltd.	1,883,200	21,720,315
Citizen Holdings Co. Ltd.	941,600	5,296,790
FamilyMart Co. Ltd.	235,400	8,423,287
Fast Retailing Co. Ltd.	117,700	17,153,717
Isetan Mitsukoshi Holdings Ltd.	1,177,060	10,852,018
J. Front Retailing Co. Ltd.	1,177,000	4,809,995
Lawson Inc.	235,400	11,677,277
Marui Group Co. Ltd.	706,200	5,015,724
McDonald’s Holdings Co. (Japan) Ltd.	235,400	6,134,193
Nitori Holdings Co. Ltd.	117,700	10,271,947
Seven & I Holdings Co. Ltd.	2,354,080	62,474,107
Shimamura Co. Ltd.	117,700	11,083,272
Takashimaya Co. Ltd.	1,177,000	7,678,607
USS Co. Ltd.	70,620	5,389,513
Yamada Denki Co. Ltd.	258,940	20,207,774

		212,904,359
SEMICONDUCTORS—0.93%
Elpida Memory Inc.(a)(b)	588,500	8,113,245
Rohm Co. Ltd.	353,500	20,233,567
Sumco Corp.(a)	353,100	6,345,717
Tokyo Electron Ltd.	588,552	32,455,846

		67,148,375
SHIPBUILDING—0.07%
Mitsui Engineering & Shipbuilding Co. Ltd.	2,354,000	5,157,706

		5,157,706
SOFTWARE—0.23%
Konami Corp.	235,400	4,870,844
Nomura Research Institute Ltd.	235,400	4,902,718
Oracle Corp. Japan	117,700	5,143,218
Square Enix Holdings Co. Ltd.	117,700	1,900,817

		16,817,597
STORAGE & WAREHOUSING—0.05%
Mitsubishi Logistics Corp.	319,000	3,506,487

		3,506,487
TELECOMMUNICATIONS—3.32%
KDDI Corp.	9,416	67,455,835
Nippon Telegraph and Telephone Corp.	1,530,100	71,947,095
NTT Data Corp.	3,531	11,122,389
NTT DoCoMo Inc.	48,257	90,170,022

		240,695,341

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

TEXTILES—0.94%
Kuraray Co. Ltd.	1,059,300	15,933,833
Teijin Ltd.	3,531,000	16,255,465
Toray Industries Inc.	4,708,000	35,698,277

		67,887,575
TOYS, GAMES & HOBBIES—1.23%
Namco Bandai Holdings Inc.	588,598	6,781,484
Nintendo Co. Ltd.	353,100	82,016,211

		88,797,695
TRANSPORTATION—3.61%
Central Japan Railway Co.	4,708	36,973,215
East Japan Railway Co.	1,059,300	61,805,539
Kawasaki Kisen Kaisha Ltd.	2,354,000	7,910,414
Keihin Electric Express Railway Co. Ltd.	1,181,000	7,922,760
Keio Corp.	2,354,000	12,662,457
Kintetsu Corp.(b)	5,155,000	15,546,221
Mitsui O.S.K. Lines Ltd.	3,531,000	18,863,294
Nippon Express Co. Ltd.	2,354,000	9,098,424
Nippon Yusen K.K.	4,708,000	17,733,235
Odakyu Electric Railway Co. Ltd.	1,177,000	9,199,840
Tobu Railway Co. Ltd.	2,354,000	8,924,569
Tokyu Corp.	3,531,000	14,603,841
West Japan Railway Co.	5,885	22,492,522
Yamato Holdings Co. Ltd.	1,177,000	17,907,090

		261,643,421
VENTURE CAPITAL—0.09%
SBI Holdings Inc.	64,735	6,255,167

		6,255,167

TOTAL COMMON STOCKS
(Cost: $8,489,329,699)		7,166,710,318

SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	11,348,347	11,348,347
BlackRock Cash Funds: Prime SL Agency Shares
0.18%(c)(d)(e)	987,079	987,079

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	2,039,955	2,039,955

		14,375,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,375,381)		14,375,381

TOTAL INVESTMENTS IN SECURITIES—99.07%
(Cost: $8,503,705,080)		7,181,085,699
Other Assets, Less Liabilities—0.93%		67,347,722

NET ASSETS—100.00%		$7,248,433,421

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—98.82%

ADVERTISING—0.34%
Asatsu-DK Inc.	6,000	$150,000
Moshi Moshi Hotline Inc.	4,500	79,985

		229,985
AEROSPACE & DEFENSE—0.15%
Japan Aviation Electronics Industry Ltd.	15,000	102,474

		102,474
AGRICULTURE—0.30%
Hokuto Corp.	4,500	98,597
Sakata Seed Corp.	7,500	104,690

		203,287
AIRLINES—0.05%
Skymark Airlines Inc.	3,000	36,374

		36,374
APPAREL—1.15%
Descente Ltd.	15,000	61,484
Gunze Ltd.	30,000	102,290
Japan Wool Textile Co. Ltd. (The)	15,000	118,353
Katakura Industries Co. Ltd.	6,000	60,709
Onward Holdings Co. Ltd.	15,000	109,675
Sanyo Shokai Ltd.	15,000	44,498
Tokyo Style Co. Ltd.	15,000	102,843
Wacoal Holdings Corp.	15,000	181,869

		781,721
AUTO MANUFACTURERS—0.42%
Kanto Auto Works Ltd.	7,500	49,021
Nissan Shatai Co. Ltd.	15,000	109,860
ShinMaywa Industries Ltd.	15,000	57,053
Toyota Auto Body Co. Ltd.	4,500	69,738

		285,672
AUTO PARTS & EQUIPMENT—4.23%
Aisan Industry Co. Ltd.	4,500	43,538
Akebono Brake Industry Co. Ltd.	12,000	58,198
Calsonic Kansei Corp.	30,000	141,802
Exedy Corp.	6,000	198,892
FCC Co. Ltd.	6,000	137,666
Futaba Industrial Co. Ltd.	10,500	64,494
Kayaba Industry Co. Ltd.	30,000	204,948
Keihin Corp.	7,500	153,527
Musashi Seimitsu Industry Co. Ltd.	4,500	110,395
Nifco Inc.	7,500	187,685
Nissin Kogyo Co. Ltd.	7,500	124,631
Press Kogyo Co. Ltd.	15,000	65,362
Riken Corp.	15,000	64,993
Sanden Corp.	15,000	68,685
Sanoh Industrial Co. Ltd.	1,500	11,669
Showa Corp.(a)	10,500	69,922
T.RAD Co. Ltd.	15,000	61,300
Tachi-S Co. Ltd.	3,000	48,744
Takata Corp.	6,000	174,298

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Teikoku Piston Ring Co. Ltd.	3,000	32,792
Tokai Rika Co. Ltd.	9,000	164,956
Topre Corp.	9,000	77,548
Toyo Tire & Rubber Co. Ltd.	30,000	67,947
TS Tech Co. Ltd.	9,000	155,428
Unipres Corp.	6,000	136,632
Yokohama Rubber Co. Ltd. (The)	45,000	241,507

		2,867,559
BANKS—8.25%
77 Bank Ltd. (The)	45,000	173,375
Aichi Bank Ltd. (The)	1,500	77,086
Akita Bank Ltd. (The)	45,000	124,631
Aomori Bank Ltd. (The)	30,000	87,888
Awa Bank Ltd. (The)	30,000	176,883
Bank of Iwate Ltd. (The)	3,000	112,629
Bank of Nagoya Ltd. (The)	30,000	86,780
Bank of Okinawa Ltd. (The)	3,000	121,307
Bank of Saga Ltd. (The)	30,000	67,578
Bank of the Ryukyus Ltd.	7,500	92,319
Chiba Kogyo Bank Ltd. (The)(a)	7,500	37,758
Daishi Bank Ltd. (The)	60,000	172,821
Ehime Bank Ltd. (The)	30,000	79,025
Eighteenth Bank Ltd. (The)	30,000	75,702
FIDEA Holdings Co. Ltd.	21,000	49,631
Fukui Bank Ltd. (The)	45,000	125,739
Higashi-Nippon Bank Ltd. (The)	30,000	56,499
Higo Bank Ltd. (The)	30,000	164,328
Hokkoku Bank Ltd. (The)	45,000	150,665
Hokuetsu Bank Ltd. (The)	45,000	91,396
Hyakugo Bank Ltd. (The)	45,000	171,713
Hyakujushi Bank Ltd. (The)	45,000	152,326
Juroku Bank Ltd. (The)	60,000	172,083
Kagoshima Bank Ltd. (The)	30,000	189,439
Kansai Urban Banking Corp.	45,000	77,548
Keiyo Bank Ltd. (The)	45,000	216,580
Kiyo Holdings Inc.	120,000	158,050
Mie Bank Ltd. (The)	30,000	70,901
Minato Bank Ltd. (The)	30,000	52,437
Miyazaki Bank Ltd. (The)	30,000	63,885
Musashino Bank Ltd. (The)	6,000	185,598
Nanto Bank Ltd. (The)	45,000	186,115
Ogaki Kyoritsu Bank Ltd. (The)	45,000	131,832
Oita Bank Ltd. (The)	30,000	82,718
San-in Godo Bank Ltd. (The)	30,000	196,455
Sapporo Hokuyo Holdings Inc.	34,500	140,140
Senshu Ikeda Holdings Inc.	136,500	176,422
Shiga Bank Ltd. (The)	45,000	237,075
Shikoku Bank Ltd. (The)	30,000	87,888
Shimizu Bank Ltd. (The)	1,500	53,545
Tochigi Bank Ltd. (The)	15,000	52,622
Toho Bank Ltd. (The)	45,000	98,043
Tokyo Tomin Bank Ltd. (The)	6,000	74,225
TOMONY Holdings Inc.	15,000	48,006
Towa Bank Ltd. (The)	30,000	34,343
Tsukuba Bank Ltd.	10,500	29,597
Yachiyo Bank Ltd. (The)	3,000	75,591

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Yamagata Bank Ltd. (The)	30,000	131,832
Yamanashi Chuo Bank Ltd. (The)	30,000	123,338

		5,594,387
BEVERAGES—1.02%
ITO EN Ltd.	6,000	101,477
Kagome Co. Ltd.	13,500	236,466
KEY Coffee Inc.	1,500	25,849
Mikuni Coca-Cola Bottling Co. Ltd.	1,500	12,906
Sapporo Holdings Ltd.	45,000	169,498
Takara Holdings Inc.	30,000	148,080

		694,276
BIOTECHNOLOGY—0.09%
OncoTherapy Science Inc.(a)	15	28,084
Takara Bio Inc.(a)	6,000	35,672

		63,756
BUILDING MATERIALS—1.53%
Central Glass Co. Ltd.	30,000	132,570
Chofu Seisakusho Co. Ltd.	4,500	104,967
Nichias Corp.	15,000	82,164
Nichiha Corp.	1,500	12,629
Sanwa Holdings Corp.	45,000	148,449
Sumitomo Osaka Cement Co. Ltd.	75,000	191,100
Taiheiyo Cement Corp.	135,000	254,247
Takara Standard Co. Ltd.	15,000	108,198

		1,034,324
CHEMICALS—7.12%
Adeka Corp.	16,500	157,810
Aica Kogyo Co. Ltd.	10,500	139,328
Arisawa Manufacturing Co. Ltd.	4,500	26,256
C. Uyemura & Co. Ltd.	1,500	59,915
Chugoku Marine Paints Ltd.	15,000	120,015
Dai Nippon Toryo Co. Ltd.	15,000	18,095
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	70,716
Daiso Co. Ltd.	15,000	48,006
DIC Corp.	120,000	286,558
Earth Chemical Co. Ltd.	3,000	101,366
Fujimi Inc.	4,500	54,893
Ishihara Sangyo Kaisha Ltd.(a)	60,000	71,640
Lintec Corp.	9,000	263,220
Nihon Nohyaku Co. Ltd.	15,000	66,654
Nihon Parkerizing Co. Ltd.	15,000	203,840
Nippon Carbon Co. Ltd.	30,000	77,179
Nippon Kayaku Co. Ltd.	30,000	282,127
Nippon Paint Co. Ltd.	45,000	337,334
Nippon Shokubai Co. Ltd.	15,000	188,331
Nippon Soda Co. Ltd.	30,000	115,214
Nippon Synthetic Chemical Industry Co. Ltd. (The)	15,000	105,613
Nissan Chemical Industries Ltd.	19,500	202,345
NOF Corp.	30,000	128,139
S.T. Corp.	1,500	15,823
Sakai Chemical Industry Co. Ltd.	15,000	70,716
Stella Chemifa Corp.	1,500	50,554
Sumitomo Bakelite Co. Ltd.	30,000	195,716
T. Hasegawa Co. Ltd.	1,500	22,840
Taiyo Ink Manufacturing Co. Ltd.	3,000	87,703

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Takasago International Corp.	15,000	72,194
Tanaka Chemical Corp.	1,500	14,993
Toagosei Co. Ltd.	45,000	228,213
Tokai Carbon Co. Ltd.	30,000	164,697
Tokuyama Corp.	45,000	217,688
Tokyo Ohka Kogyo Co. Ltd.	7,500	160,081
Toyo Ink Manufacturing Co. Ltd.	30,000	141,064
Zeon Corp.	30,000	261,817

		4,828,693
COAL—0.05%
Mitsui Matsushima Co. Ltd.	15,000	33,604

		33,604
COMMERCIAL SERVICES—1.78%
Aeon Delight Co. Ltd.	3,000	55,687
Daiseki Co. Ltd.	6,060	119,276
Future Architect Inc.	30	12,888
Kyodo Printing Co. Ltd.	15,000	35,081
Kyoritsu Maintenance Co. Ltd.	1,500	19,959
Meitec Corp.	6,000	121,196
Nichii Gakkan Co.	9,000	76,108
Nishio Rent All Co. Ltd.	4,500	33,235
PARK24 Co. Ltd.	19,500	189,863
Pasona Group Inc.	60	53,471
Pronexus Inc.	3,000	13,848
So-net M3 Inc.	15	104,505
Sohgo Security Services Co. Ltd.	12,000	127,179
Temp Holdings Co. Ltd.	1,500	13,239
TKC Corp.	4,500	94,110
Toppan Forms Co. Ltd.	12,000	91,876
Zenrin Co. Ltd.	4,500	42,319

		1,203,840
COMPUTERS—0.95%
CSK Holdings Corp.(a)	13,500	46,695
DTS Corp.	6,000	59,158
Ferrotec Corp.	3,000	76,883
Ines Corp.	4,500	28,305
Japan Digital Laboratory Co. Ltd.	1,500	17,171
Melco Holdings Inc.	1,500	39,494
Net One Systems Co. Ltd.	75	140,417
NS Solutions Corp.	3,000	52,511
OBIC Co. Ltd.	900	160,857
Roland DG Corp.	1,500	21,400

		642,891
COSMETICS & PERSONAL CARE—1.16%
Aderans Holdings Co. Ltd.(a)	6,000	54,505
Dr. Ci:Labo Co. Ltd.	15	63,793
Fancl Corp.	7,500	98,781
Kose Corp.	6,000	146,898
Lion Corp.	30,000	161,004
Mandom Corp.	3,000	77,216
Milbon Co. Ltd.	1,500	43,796
Pigeon Corp.	3,000	101,699
Pola Orbis Holdings Inc.	1,500	35,820

		783,512

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

DISTRIBUTION & WHOLESALE—2.03%
Canon Marketing Japan Inc.	6,000	64,476
Doshisha Co. Ltd.	3,000	70,236
Hakuto Co. Ltd.	1,500	14,069
Hanwa Co. Ltd.	30,000	123,708
Inaba Denki Sangyo Co. Ltd.	4,500	113,829
Inabata & Co. Ltd.	3,000	17,578
Itochu Enex Co. Ltd.	13,500	68,131
Iwatani Corp.	30,000	102,659
Japan Pulp & Paper Co. Ltd.	15,000	50,960
JFE Shoji Holdings Inc.	15,000	64,254
Kanematsu Corp.(a)	90,000	84,195
Matsuda Sangyo Co. Ltd.	3,060	45,576
Mitsuuroko Co. Ltd.	1,500	8,973
Nagase & Co. Ltd.	15,000	173,191
Nippon Gas Co. Ltd.	7,500	91,858
Paltac Corp.	1,500	25,923
Ryoyo Electro Corp.	1,500	15,159
Ship Healthcare Holdings Inc.	6,000	106,204
Sumikin Bussan Corp.	15,000	33,235
Trusco Nakayama Corp.	4,500	82,367
Yuasa Trading Co. Ltd.	15,000	23,449

		1,380,030
DIVERSIFIED FINANCIAL SERVICES—2.41%
Acom Co. Ltd.(a)	5,550	88,674
AIFUL Corp.(a)(b)	21,750	27,040
Century Tokyo Leasing Corp.	9,080	154,463
Fuyo General Lease Co. Ltd.	3,000	94,904
GCA Savvian Group Corp.	15	21,123
Hitachi Capital Corp.	7,500	98,874
IBJ Leasing Co. Ltd.	4,500	106,185
Ichiyoshi Securities Co. Ltd.	9,000	49,077
Jaccs Co. Ltd.	30,000	76,809
Japan Securities Finance Co. Ltd.	16,500	95,864
Kenedix Inc.(a)	390	68,216
Marusan Securities Co. Ltd.	13,500	50,351
Matsui Securities Co. Ltd.	7,500	34,250
Mizuho Investors Securities Co. Ltd.	60,000	51,699
Okasan Securities Group Inc.	30,000	95,273
Orient Corp.(a)	45,000	52,622
Osaka Securities Exchange Co. Ltd.	45	191,931
Promise Co. Ltd.(a)	12,750	91,341
Ricoh Leasing Co. Ltd.	4,500	96,381
SPARX Group Co. Ltd.(a)	135	12,962
Tokai Tokyo Financial Holdings Inc.	30,000	79,764

		1,637,803
ELECTRIC—0.18%
Okinawa Electric Power Co. Inc. (The)	3,000	119,461

		119,461
ELECTRICAL COMPONENTS & EQUIPMENT—1.44%
Fujikura Ltd.	60,000	265,140
Funai Electric Co. Ltd.	3,000	91,174
HI-LEX Corp.	1,500	27,566
Hitachi Cable Ltd.	30,000	74,225
Icom Inc.	1,500	40,233
Nippon Signal Co. Ltd. (The)	7,500	56,407

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

NPC Inc.	1,500	34,878
Sinfonia Technology Co. Ltd.	15,000	47,452
SWCC Showa Holdings Co. Ltd.(a)	30,000	35,820
Takaoka Electric Manufacturing Co. Ltd.	15,000	46,529
Tokyo Rope Manufacturing Co. Ltd.	30,000	120,753
Toshiba Tec Corp.	30,000	137,371

		977,548
ELECTRONICS—6.06%
Alps Electric Co. Ltd.	30,000	306,130
Anritsu Corp.	15,000	122,415
Chiyoda Integre Co. Ltd.	3,000	37,629
CMK Corp.(a)	9,000	30,355
Cosel Co. Ltd.	4,500	72,286
Dai-ichi Seiko Co. Ltd.	1,500	64,993
Dainippon Screen Manufacturing Co. Ltd.	30,000	250,739
Eizo Nanao Corp.	4,500	86,965
Enplas Corp.	1,500	19,239
FDK Corp.(a)	15,000	23,634
Fujitsu General Ltd.	15,000	89,734
Furuno Electric Co. Ltd.	6,000	33,752
Futaba Corp.	6,000	105,465
HORIBA Ltd.	6,000	183,013
Hosiden Corp.	12,000	103,840
IDEC Corp.	1,500	16,876
JEOL Ltd.	15,000	47,267
Kaga Electronics Co. Ltd.	6,000	66,174
Koa Corp.	7,500	81,610
Kuroda Electric Co. Ltd.	6,000	65,879
Macnica Inc.	3,000	68,870
Meiko Electronics Co. Ltd.	1,500	20,716
Micronics Japan Co. Ltd.	3,000	29,210
Mitsumi Electric Co. Ltd.	12,000	130,428
Nichicon Corp.	10,500	157,164
Nihon Dempa Kogyo Co. Ltd.	3,000	43,205
Nippon Ceramic Co. Ltd.	1,500	31,185
Nippon Chemi-Con Corp.	30,000	183,900
Nissha Printing Co. Ltd.	4,500	85,026
Nitto Kogyo Corp.	6,000	63,516
Ryosan Co. Ltd.	6,000	126,883
Sanshin Electronics Co. Ltd.	6,000	45,716
Sanyo Denki Co. Ltd.	15,000	115,768
SATO Corp.	1,500	19,295
Shinko Shoji Co. Ltd.	3,000	22,304
SIIX Corp.	1,500	23,634
Sodick Co. Ltd.	4,500	34,010
Star Micronics Co. Ltd.	9,000	95,606
Taiyo Yuden Co. Ltd.	15,000	204,579
Tamura Corp.	15,000	47,637
TOKO Inc.(a)	15,000	37,482
Tokyo Seimitsu Co. Ltd.	7,500	151,957
Toyo Corp.	6,000	63,811
ULVAC Inc.	6,000	151,920
Wacom Co. Ltd.	75	89,088
Yamatake Corp.	12,000	261,595

		4,112,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

ENERGY - ALTERNATE SOURCES—0.04%
Japan Wind Development Co. Ltd.(a)(b)	15	28,176

		28,176
ENGINEERING & CONSTRUCTION—3.58%
Chudenko Corp.	6,000	66,913
COMSYS Holdings Corp.	19,500	190,103
Fudo Tetra Corp.(a)	15,000	27,696
Hibiya Engineering Ltd.	1,500	13,829
Japan Airport Terminal Co. Ltd.	7,500	79,117
Kandenko Co. Ltd.	15,000	64,808
Kyowa Exeo Corp.	15,000	140,510
Maeda Corp.	30,000	92,688
Maeda Road Construction Co. Ltd.	15,000	129,247
MIRAIT Holdings Corp.	6,000	46,750
Nippo Corp.	15,000	105,613
Nippon Road Co. Ltd. (The)	15,000	41,174
Nishimatsu Construction Co. Ltd.	60,000	85,672
Okumura Corp.	30,000	107,459
Penta-Ocean Construction Co. Ltd.(b)	52,500	118,261
Shinko Plantech Co. Ltd.	7,500	78,010
SHO-BOND Holdings Co. Ltd.	4,500	105,576
Taihei Kogyo Co. Ltd.	15,000	59,269
Taikisha Ltd.	6,000	119,941
Takasago Thermal Engineering Co. Ltd.	13,500	101,865
Takuma Co. Ltd.(a)	15,000	73,117
Toa Corp.	30,000	48,745
Toda Corp.	45,000	162,297
Tokyu Construction Co. Ltd.	18,900	48,855
Toshiba Plant Systems & Services Corp.	15,000	149,742
Toyo Construction Co. Ltd.(b)	60,000	64,254
Toyo Engineering Corp.	30,000	108,567

		2,430,078
ENTERTAINMENT—0.68%
Avex Group Holdings Inc.	7,500	101,736
Resorttrust Inc.	7,500	87,980
Shochiku Co. Ltd.	15,000	112,445
Toei Co. Ltd.	15,000	69,239
Tokyotokeiba Co. Ltd.	30,000	38,035
Yomiuri Land Co. Ltd.	15,000	49,852

		459,287
ENVIRONMENTAL CONTROL—0.15%
Asahi Holdings Inc.	4,500	89,402
Oyo Corp.	1,500	13,940

		103,342
FOOD—3.64%
Ariake Japan Co. Ltd.	4,500	81,647
Ezaki Glico Co. Ltd.	15,000	167,282
Fuji Oil Co. Ltd.	12,000	175,185
House Foods Corp.	12,000	196,750
Itoham Foods Inc.	30,000	115,953
J-Oil Mills Inc.	15,000	45,790
Kato Sangyo Co. Ltd.	4,500	79,099
Kewpie Corp.	18,000	218,685
Marudai Food Co. Ltd.	15,000	46,898
Maruha Nichiro Holdings Inc.	75,000	110,783

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

MEGMILK SNOW BRAND Co. Ltd.	7,500	133,124
Meito Sangyo Co. Ltd.	1,500	18,759
Mitsui Sugar Co. Ltd.	15,000	65,177
Morinaga & Co. Ltd.	45,000	99,705
Morinaga Milk Industry Co. Ltd.	45,000	193,316
Nichirei Corp.	45,000	191,100
Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	65,362
Nippon Flour Mills Co. Ltd.	30,000	137,371
Nippon Suisan Kaisha Ltd.	43,500	129,044
Nisshin OilliO Group Ltd. (The)	30,000	139,217
Prima Meat Packers Ltd.	30,000	36,928
Yokohama Reito Co. Ltd.	3,000	19,645

		2,466,820
FOREST PRODUCTS & PAPER—1.20%
Daio Paper Corp.	15,000	105,059
Hokuetsu Kishu Paper Co. Ltd.	22,500	133,216
Mitsubishi Paper Mills Ltd.(a)	60,000	58,346
Rengo Co. Ltd.	45,000	296,344
Sumitomo Forestry Co. Ltd.	25,500	220,975

		813,940
GAS—0.06%
Shizuoka Gas Co. Ltd.	7,500	41,544

		41,544
HAND & MACHINE TOOLS—1.46%
DISCO Corp.	4,500	292,467
Hitachi Koki Co. Ltd.	10,500	91,894
Meidensha Corp.	30,000	132,570
Mori Seiki Co. Ltd.	18,000	232,422
OSG Corp.	13,500	176,145
Union Tool Co.	3,000	66,027

		991,525
HEALTH CARE - PRODUCTS—1.18%
AS ONE Corp.	1,500	29,911
Hogy Medical Co. Ltd.	3,000	126,108
Nakanishi Inc.	1,500	150,480
Nihon Kohden Corp.	7,500	175,314
Nipro Corp.	9,000	173,818
Paramount Bed Co. Ltd.	3,000	82,460
Topcon Corp.	12,000	60,857

		798,948
HEALTH CARE - SERVICES—0.16%
Ain Pharmaciez Inc.	1,500	58,253
Message Co. Ltd.	15	49,059

		107,312
HOLDING COMPANIES - DIVERSIFIED—0.07%
TOKAI Holdings Corp.(a)	9,000	44,313

		44,313
HOME BUILDERS—0.46%
Haseko Corp.(a)	210,000	147,341
PanaHome Corp.	15,000	99,335
Token Corp.	1,650	64,485

		311,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

HOME FURNISHINGS—1.62%
Alpine Electronics Inc.	9,000	120,089
Canon Electronics Inc.	4,500	110,118
Clarion Co. Ltd.(a)(b)	15,000	24,741
Daiwa Industries Ltd.	15,000	72,563
Foster Electric Co. Ltd.	4,500	90,787
France Bed Holdings Co. Ltd.	30,000	35,820
Hoshizaki Electric Co. Ltd.	4,500	87,906
Juki Corp.	30,000	82,718
JVC KENWOOD Holdings Inc.(a)	16,540	80,623
Nidec Sankyo Corp.	15,000	101,551
Noritz Corp.	6,000	109,232
Pioneer Corp.(a)	42,000	184,564

		1,100,712
HOUSEHOLD PRODUCTS & WARES—0.17%
Mitsubishi Pencil Co. Ltd.	1,500	27,788
Pilot Corp.	45	86,355

		114,143
HOUSEWARES—0.29%
Noritake Co. Ltd.	15,000	54,653
Sangetsu Co. Ltd.	6,000	141,063

		195,716
INTERNET—2.10%
Access Co. Ltd.(a)	45	34,841
CyberAgent Inc.	90	307,312
Digital Garage Inc.(a)	15	73,117
Dwango Co. Ltd.	15	33,179
eAccess Ltd.	270	132,607
En-Japan Inc.	30	44,313
GMO Internet Inc.	10,500	45,107
Gourmet Navigator Inc.(b)	3,000	30,539
Internet Initiative Japan Inc.	15	53,508
kabu.com Securities Co. Ltd.	15,000	44,129
Kakaku.com Inc.	30	188,700
Macromill Inc.	3,000	27,917
Mixi Inc.(b)	15	54,690
Monex Group Inc.	210	41,669
So-net Entertainment Corp.	30	114,291
Start Today Co. Ltd.	7,500	157,127
VeriSign Japan K.K.	60	22,969
Zappallas Inc.	15	19,978

		1,425,993
IRON & STEEL—1.25%
Aichi Steel Corp.	15,000	96,381
Godo Steel Ltd.	30,000	73,486
Kyoei Steel Ltd.	3,000	48,892
Mitsubishi Steel Manufacturing Co. Ltd.	30,000	94,535
Nakayama Steel Works Ltd.(a)	30,000	39,882
Nippon Metal Industry Co. Ltd.(a)	30,000	33,235
Nippon Yakin Kogyo Co. Ltd.(a)	22,500	60,376
Sanyo Special Steel Co. Ltd.	15,000	90,472
Tokyo Steel Manufacturing Co. Ltd.	12,000	114,328
TOPY Industries Ltd.	30,000	76,071

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Yodogawa Steel Works Ltd.	30,000	122,600

		850,258
LEISURE TIME—1.47%
Accordia Golf Co. Ltd.	135	86,411
Daiichikosho Co. Ltd.	9,000	147,009
Fields Corp.	30	50,997
GLOBERIDE Inc.	15,000	15,510
H.I.S. Co. Ltd.	4,500	105,244
Heiwa Corp.	9,000	139,365
Mars Engineering Corp.	1,500	23,541
Mizuno Corp.	15,000	66,654
PGM Holdings K.K.	105	55,382
Roland Corp.	4,500	45,421
Round One Corp.	9,000	57,164
Tokyo Dome Corp.(a)	30,000	57,976
Universal Entertainment Corp.	4,500	142,854

		993,528
LODGING—0.08%
Fujita Kanko Inc.	15,000	55,576

		55,576
MACHINERY—4.26%
Aida Engineering Ltd.	13,500	54,339
Chugai Ro Co. Ltd.	15,000	49,852
CKD Corp.	10,500	95,126
Daifuku Co. Ltd.	15,000	91,765
Daihen Corp.	15,000	55,945
Denyo Co. Ltd.	1,500	18,298
Ebara Corp.	75,000	398,818
Fuji Machine Manufacturing Co. Ltd.	6,000	125,185
Furukawa Co. Ltd.(a)	60,000	62,777
Harmonic Drive Systems Inc.	1,500	36,004
Iseki & Co. Ltd.(a)	30,000	64,993
Komori Corp.	12,000	106,204
Makino Milling Machine Co. Ltd.	15,000	133,493
Max Co. Ltd.	15,000	188,515
Miura Co. Ltd.	6,000	165,657
Modec Inc.	4,500	75,997
Nippon Sharyo Ltd.	15,000	61,300
Nippon Thompson Co. Ltd.	15,000	120,753
Obara Corp.	3,000	38,996
Okuma Corp.	30,000	268,464
Shima Seiki Manufacturing Ltd.	4,500	122,193
Sintokogio Ltd.	9,000	84,860
Tadano Ltd.	30,000	160,266
Toshiba Machine Co. Ltd.	15,000	74,040
Toyo Kanetsu K.K.	30,000	69,424
Tsubakimoto Chain Co.	30,000	169,129

		2,892,393
MACHINERY - DIVERSIFIED—0.06%
Torishima Pump Manufacturing Co. Ltd.	3,000	42,725

		42,725
MANUFACTURING—1.72%
Achilles Corp.	15,000	20,126

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Amano Corp.	13,500	123,800
Bando Chemical Industries Ltd.	15,000	55,576
Glory Ltd.	12,000	254,505
Japan Cash Machine Co. Ltd.	1,500	11,946
JSP Corp.	1,500	25,203
Kureha Corp.	30,000	134,047
Nikkiso Co. Ltd.	15,000	121,307
Nippon Valqua Industries Ltd.	15,000	43,390
Nitta Corp.	4,500	85,137
Shin-Etsu Polymer Co. Ltd.	1,500	7,496
Tamron Co. Ltd.	3,000	66,691
Tenma Corp.	6,000	60,340
Tokai Rubber Industries Ltd.	6,000	71,935
Toyo Tanso Co. Ltd.	1,500	82,626

		1,164,125
MEDIA—0.40%
Gakken Holdings Co. Ltd.	15,000	23,449
Kadokawa Group Holdings Inc.	3,000	94,387
SKY Perfect JSAT Holdings Inc.	300	117,061
Tohokushinsha Film Corp.	1,500	7,441
Tokyo Broadcasting System Holdings Inc.	1,500	18,482
USEN Corp.(a)	19,800	12,917

		273,737
METAL FABRICATE & HARDWARE—1.76%
Kitz Corp.	15,000	76,994
Misumi Group Inc.	15,000	356,536
Mitsui High-Tech Inc.	3,000	13,922
Nachi-Fujikoshi Corp.	30,000	161,374
Neturen Co. Ltd.	7,500	57,238
Oiles Corp.	6,080	112,260
Onoken Co. Ltd.	3,000	25,886
Ryobi Ltd.	30,000	114,476
Tocalo Co. Ltd.	3,000	61,337
Toho Zinc Co. Ltd.	30,000	136,632
Yamazen Corp.	12,000	73,855

		1,190,510
MINING—2.26%
Dowa Holdings Co. Ltd.	30,000	178,360
Mitsui Mining & Smelting Co. Ltd.	90,000	288,035
Nippon Coke & Engineering Co. Ltd.	30,000	49,852
Nippon Denko Co. Ltd.	15,000	93,058
Nippon Light Metal Co. Ltd.	90,000	179,468
Nittetsu Mining Co. Ltd.	15,000	63,331
OSAKA Titanium technologies Co. Ltd.	3,000	231,906
Pacific Metals Co. Ltd.	30,000	207,903
Sumitomo Light Metal Industries Ltd.(a)(b)	60,000	59,084
Toho Titanium Co. Ltd.	6,000	183,161

		1,534,158
OFFICE & BUSINESS EQUIPMENT—0.07%
Riso Kagaku Corp.	3,000	45,938

		45,938
OFFICE FURNISHINGS—0.32%
Kokuyo Co. Ltd.	18,000	128,508

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Okamura Corp.	15,000	87,519

		216,027
OIL & GAS—0.08%
AOC Holdings Inc.	9,000	54,284

		54,284
PACKAGING & CONTAINERS—0.39%
FP Corp.	3,000	175,037
Fuji Seal International Inc.	4,500	88,017

		263,054
PHARMACEUTICALS—2.62%
EPS Co. Ltd.	30	65,362
Fuso Pharmaceutical Industries Ltd.	15,000	40,251
JCR Pharmaceuticals Co. Ltd.	1,500	15,380
Kaken Pharmaceutical Co. Ltd.	15,000	211,595
Kissei Pharmaceutical Co. Ltd.	1,500	29,247
Kobayashi Pharmaceutical Co. Ltd.	4,500	213,534
Mochida Pharmaceutical Co. Ltd.	15,000	161,558
Nichi-Iko Pharmaceutical Co. Ltd.	4,500	113,109
Nippon Shinyaku Co. Ltd.	15,000	189,439
Rohto Pharmaceutical Co. Ltd.	15,000	162,482
Sawai Pharmaceutical Co. Ltd.	3,000	297,637
Seikagaku Corp.	7,500	82,256
Taiko Pharmaceutical Co. Ltd.	1,500	16,341
Toho Holdings Co. Ltd.	7,500	72,655
Towa Pharmaceutical Co. Ltd.	1,500	83,549
Vital KSK Holdings Inc.	3,000	23,264

		1,777,659
REAL ESTATE—1.52%
Airport Facilities Co. Ltd.	3,000	11,115
Arnest One Corp.	7,500	70,162
Daibiru Corp.	10,500	76,773
Daikyo Inc.(a)	45,000	76,440
Goldcrest Co. Ltd.	3,450	75,846
Heiwa Real Estate Co. Ltd.	37,500	78,933
Hulic Co. Ltd.	10,500	88,275
Iida Home Max Co. Ltd.	1,500	12,962
Leopalace21 Corp.(a)(b)	24,000	28,065
Sankei Building Co. Ltd. (The)	6,000	32,792
Shoei Co. Ltd.	6,000	55,908
Sumitomo Real Estate Sales Co. Ltd.	1,500	65,824
TOC Co. Ltd.	15,000	68,685
Toho Real Estate Co. Ltd.	3,000	16,137
Tokyo Tatemono Co. Ltd.	60,000	216,396
Tokyu Livable Inc.	4,500	40,380
Touei Housing Corp.	1,500	17,264

		1,031,957
REAL ESTATE INVESTMENT TRUSTS—5.76%
Advance Residence Investment Corp.	165	340,399
BLife Investment Corp.	15	107,459
DA Office Investment Corp.	45	159,804
Frontier Real Estate Investment Corp.	30	278,804
Fukuoka REIT Corp.	15	108,567
Global One Real Estate Investment Corp. Ltd.	15	138,663

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Hankyu REIT Inc.	15	79,025
Heiwa Real Estate REIT Inc.	60	36,411
Industrial & Infrastructure Fund Investment Corp.	15	80,687
Japan Excellent Inc.	30	167,836
Japan Logistics Fund Inc.	30	271,049
Japan Rental Housing Investments Inc.	120	56,056
Kenedix Realty Investment Corp.	45	185,007
MID REIT Inc.	30	89,956
Mori Hills REIT Investment Corp.	30	103,878
MORI TRUST Sogo REIT Inc.	30	306,499
Nippon Accommodations Fund Inc.	30	217,873
Nomura Real Estate Residential Fund Inc.	15	85,764
ORIX JREIT Inc.	45	243,722
Premier Investment Corp.	30	143,279
Sekisui House SI Investment Corp.	15	69,055
TOKYU REIT Inc.	30	200,886
Top REIT Inc.	30	178,361
United Urban Investment Corp.	225	256,739

		3,905,779
RETAIL—9.63%
Alpen Co. Ltd.	3,000	48,966
Aoki Holdings Inc.	4,500	67,245
Aoyama Trading Co. Ltd.	10,500	169,442
Arc Land Sakamoto Co. Ltd.	1,500	20,329
Arcs Co. Ltd.	6,000	90,399
Asahi Co. Ltd.	1,500	30,262
Askul Corp.	4,500	64,863
Autobacs Seven Co. Ltd.	4,500	177,253
Belluna Co. Ltd.	5,250	34,703
Best Denki Co. Ltd.(a)	15,000	37,666
BIC Camera Inc.	120	58,567
Cawachi Ltd.	3,000	56,942
Chiyoda Co. Ltd.	4,500	64,642
Circle K Sunkus Co. Ltd.	9,000	139,032
cocokara fine Inc.	1,500	35,820
Colowide Co. Ltd.	7,500	41,267
Daiei Inc. (The)(a)	13,500	48,024
DCM Holdings Co. Ltd.	15,000	95,089
Don Quijote Co. Ltd.	9,000	314,402
Doutor Nichires Holdings Co. Ltd.	7,500	88,072
Duskin Co. Ltd.	10,500	202,788
EDION Corp.	13,500	114,993
Fuji Co. Ltd.	3,000	65,214
GEO Corp.	60	75,923
Gulliver International Co. Ltd.	750	28,942
H2O Retailing Corp.	15,000	110,598
Heiwado Co. Ltd.	7,500	89,365
Honeys Co. Ltd.	3,900	39,941
Izumi Co. Ltd.	10,500	148,634
Izumiya Co. Ltd.	15,000	60,192
Joshin Denki Co. Ltd.	15,000	149,372
K’s Holdings Corp.	9,000	340,103
Kappa Create Co. Ltd.	750	14,337
Kasumi Co. Ltd.	3,000	16,285
Keiyo Co. Ltd.(b)	7,500	39,697
Kisoji Co. Ltd.	4,500	89,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Kohnan Shoji Co. Ltd.	4,500	73,892
Kojima Co. Ltd.	3,000	15,916
Komeri Co. Ltd.	6,000	162,629
Kura Corp.	1,500	20,292
Maruetsu Inc. (The)	15,000	51,329
Matsumotokiyoshi Co. Ltd.	6,000	131,905
Matsuya Co. Ltd.(a)(b)	6,000	31,167
Megane Top Co. Ltd.	3,000	35,118
MOS Food Services Inc.	6,000	110,783
Nishimatsuya Chain Co. Ltd.	10,500	85,691
Nissen Holdings Co. Ltd.	7,500	46,713
Pal Co. Ltd.	750	22,886
Parco Co. Ltd.	9,000	70,347
Paris Miki Holdings Inc.	6,000	58,641
Plenus Co. Ltd.	4,500	70,236
Point Inc.	2,700	120,310
Ringer Hut Co. Ltd.	3,000	40,436
Royal Holdings Co. Ltd.	1,500	15,897
Ryohin Keikaku Co. Ltd.	4,500	203,564
Saint Marc Holdings Co. Ltd.	1,500	56,407
Saizeriya Co. Ltd.	6,000	106,352
San-A & Co. Ltd.	1,500	57,053
Sankyo-Tateyama Holdings Inc.(a)	60,000	81,241
Seiko Holdings Corp.	15,000	48,006
Senshukai Co. Ltd.	9,000	53,176
Shimachu Co. Ltd.	9,000	217,245
Sugi Holdings Co. Ltd.	6,000	144,018
Sundrug Co. Ltd.	6,000	177,696
Toridoll Corp.	15	18,279
Tsuruha Holdings Inc.	3,000	138,294
United Arrows Ltd.	1,500	28,213
UNY Co. Ltd.	25,500	220,975
Valor Co. Ltd.	7,500	97,397
Watami Co. Ltd.	4,500	84,860
Xebio Co. Ltd.	4,500	94,055
Yoshinoya Holdings Co. Ltd.	90	110,783
Zensho Co. Ltd.	13,500	164,180

		6,534,974
SEMICONDUCTORS—0.59%
Axell Corp.	1,500	29,431
Megachips Corp.	3,000	51,883
Mimasu Semiconductor Industry Co. Ltd.	4,500	51,016
Sanken Electric Co. Ltd.	15,000	94,904
Shindengen Electric Manufacturing Co. Ltd.	15,000	71,455
Shinkawa Ltd.	1,500	12,556
Shinko Electric Industries Co. Ltd.	9,000	86,078

		397,323
SHIPBUILDING—0.43%
Hitachi Zosen Corp.	142,500	201,717
Namura Shipbuilding Co. Ltd.	9,000	38,774
Sasebo Heavy Industries Co. Ltd.	30,000	51,699

		292,190
SOFTWARE—1.08%
Capcom Co. Ltd.	9,000	177,142
Fuji Soft Inc.	4,500	63,534
NEC Mobiling Ltd.	1,500	49,243

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

Nihon Unisys Ltd.	12,000	68,685
NSD Co. Ltd.	7,500	66,562
Obic Business Consultants Co. Ltd.	1,500	87,703
Simplex Technology Inc.	45	19,830
Sumisho Computer Systems Corp.	4,500	67,799
Systena Corp.	15	13,608
Tecmo Koei Holdings Co. Ltd.	7,500	58,438
Trans Cosmos Inc.	6,000	61,669

		734,213
STORAGE & WAREHOUSING—0.43%
Mitsui-Soko Co. Ltd.	30,000	109,675
Shibusawa Warehouse Co. Ltd. (The)	15,000	49,483
Sumitomo Warehouse Co. Ltd. (The)	30,000	134,047

		293,205
TELECOMMUNICATIONS—1.07%
AIPHONE Co. Ltd.	1,500	24,114
Denki Kogyo Co. Ltd.	15,000	67,024
Hikari Tsushin Inc.	4,500	100,591
Hitachi Kokusai Electric Inc.	15,000	117,430
IT Holdings Corp.	15,048	129,475
Japan Radio Co. Ltd.	15,000	36,374
MTI Ltd.	15	25,332
Oki Electric Industry Co. Ltd.(a)	135,000	114,660
T-Gaia Corp.	30	55,502
Uniden Corp.	15,000	56,684

		727,186
TEXTILES—1.10%
Daiwabo Holdings Co. Ltd.	30,000	60,192
Kurabo Industries Ltd.	45,000	82,533
Nisshinbo Holdings Inc.	15,000	139,956
Nitto Boseki Co. Ltd.	45,000	100,812
Seiren Co. Ltd.	12,000	74,741
Toyobo Co. Ltd.	150,000	216,027
Unitika Ltd.(a)	105,000	74,963

		749,224
TOYS, GAMES & HOBBIES—0.59%
Sanrio Co. Ltd.	7,500	287,112
Tomy Co. Ltd.	12,000	111,079

		398,191
TRANSPORTATION—2.15%
Daiichi Chuo Kisen Kaisha(a)	15,000	27,511
Fukuyama Transporting Co. Ltd.	30,000	153,988
Hitachi Transport System Ltd.	9,000	136,595
Iino Kaiun Kaisha Ltd.	16,500	73,523
Inui Steamship Co. Ltd.	4,500	22,600
Kintetsu World Express Inc.	3,000	98,966
Nishi-Nippon Railroad Co. Ltd.	60,000	251,847
Sankyu Inc.	45,000	192,762
Seino Holdings Co. Ltd.	30,000	213,072
Shinwa Kaiun Kaisha Ltd.	15,000	29,542
Sotetsu Holdings Inc.	75,000	204,948
Yusen Air & Sea Service Co. Ltd.	3,000	52,216

		1,457,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2011

VENTURE CAPITAL—0.16%
JAFCO Co. Ltd.	4,500	107,182

		107,182

TOTAL COMMON STOCKS
(Cost: $66,907,592)		67,029,673

SHORT-TERM INVESTMENTS—0.69%

MONEY MARKET FUNDS—0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	425,289	425,289
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	36,991	36,991
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	8,076	8,076

		470,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $470,356)		470,356

TOTAL INVESTMENTS IN SECURITIES—99.51%
(Cost: $67,377,948)		67,500,029
Other Assets, Less Liabilities—0.49%		330,326

NET ASSETS—100.00%		$67,830,355

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

AGRICULTURE—9.53%
British American Tobacco (Malaysia) Bhd	865,000	$13,469,922
Genting Plantations Bhd	1,816,500	4,845,207
IOI Corp. Bhd	26,382,530	46,446,573
Kuala Lumpur Kepong Bhd	3,806,000	27,813,320

		92,575,022
AIRLINES—1.00%
AirAsia Bhd(a)	9,861,000	9,761,096

		9,761,096
AUTO MANUFACTURERS—1.01%
UMW Holdings Bhd	4,152,000	9,833,503

		9,833,503
BANKS—29.12%
Alliance Financial Group Bhd	7,266,000	7,361,335
AMMB Holdings Bhd	13,061,537	28,071,133
CIMB Group Holdings Bhd	37,973,564	105,576,725
Hong Leong Bank Bhd	3,719,500	15,196,761
Malayan Banking Bhd	25,863,520	76,546,741
Public Bank Bhd Foreign	8,465,661	37,287,715
RHB Capital Bhd	4,238,500	12,980,890

		283,021,300
BUILDING MATERIALS—0.80%
Lafarge Malayan Cement Bhd	3,260,988	7,788,242

		7,788,242
CHEMICALS—3.90%
Petronas Chemicals Group Bhd(a)	15,743,000	37,860,595

		37,860,595
COMMERCIAL SERVICES—1.81%
PLUS Expressways Bhd	11,764,000	17,545,378

		17,545,378
DIVERSIFIED FINANCIAL SERVICES—1.32%
Bursa Malaysia Bhd	2,508,500	6,366,032
Hong Leong Financial Group Bhd	1,643,500	6,496,479

		12,862,511
ELECTRIC—6.47%
Tenaga Nasional Bhd	21,452,012	50,663,945
YTL Power International Bhd	17,127,075	12,231,593

		62,895,538

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2011

ENGINEERING & CONSTRUCTION—2.25%
Gamuda Bhd	12,975,000	16,377,678
Malaysia Airports Holdings Bhd	2,577,172	5,453,109

		21,830,787
ENTERTAINMENT—0.83%
Berjaya Sports Toto Bhd	5,787,867	8,113,203

		8,113,203
FOOD—2.21%
PPB Group Bhd	3,719,566	21,498,239

		21,498,239
GAS—2.11%
Petronas Gas Bhd	5,449,500	20,491,061

		20,491,061
HOLDING COMPANIES - DIVERSIFIED—11.38%
Berjaya Corp. Bhd	19,895,000	7,996,329
IJM Corp. Bhd	8,996,040	18,407,443
MMC Corp. Bhd	5,968,500	5,531,345
Sime Darby Bhd	21,279,025	64,957,396
YTL Corp. Bhd	26,123,105	13,710,183

		110,602,696
LODGING—9.14%
Genting Bhd	16,686,330	60,969,816
Genting Malaysia Bhd	23,268,500	27,902,104

		88,871,920
OIL & GAS—1.11%
Petronas Dagangan Bhd	1,989,500	10,771,915

		10,771,915
OIL & GAS SERVICES—1.01%
Malaysia Marine and Heavy Engineering Holdings Bhd(a)	3,806,000	9,797,874

		9,797,874
REAL ESTATE—1.84%
SP Setia Bhd	7,828,000	10,556,944
UEM Land Holdings Bhd(a)	7,871,500	7,294,963

		17,851,907
RETAIL—0.85%
Parkson Holdings Bhd	4,325,071	8,275,173

		8,275,173
TELECOMMUNICATIONS—10.15%
Axiata Group Bhd(a)	19,895,000	33,042,684
DiGi.Com Bhd	2,422,000	22,928,749
Maxis Communications Bhd	17,646,000	31,769,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2011

Telekom Malaysia Bhd	8,477,000	10,953,506

		98,694,187
TRANSPORTATION—2.06%
MISC Bhd	8,736,520	20,052,933

		20,052,933

TOTAL COMMON STOCKS
(Cost: $505,273,544)		970,995,080
SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.01%(b)(c)	85,149	85,149

		85,149

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,149)		85,149

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $505,358,693)		971,080,229
Other Assets, Less Liabilities—0.09%		847,760

NET ASSETS—100.00%		$971,927,989

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.66%

BANKS—1.43%
Compartamos SAB de CV	12,838,400	$24,203,409

		24,203,409
BEVERAGES—10.70%
Coca-Cola FEMSA SAB de CV Class L	388,500	3,370,044
Embotelladoras Arca SAB de CV	2,289,200	14,007,175
Fomento Economico Mexicano SAB de CV BD Units	18,496,008	114,164,307
Grupo Modelo SAB de CV Series C	7,834,256	49,797,714

		181,339,240
BUILDING MATERIALS—4.25%
Cemex SAB de CV CPO(a)	83,562,595	72,053,213

		72,053,213
CHEMICALS—2.04%
Mexichem SAB de CV	8,857,531	34,567,953

		34,567,953
DIVERSIFIED FINANCIAL SERVICES—7.50%
Bolsa Mexicana de Valores SAB de CV	4,080,000	8,654,113
Financiera Independencia SAB de CV(b)	1,225,068	1,097,615
Grupo Financiero Banorte SAB de CV Series O	14,635,200	68,205,673
Grupo Financiero Inbursa SAB de CV Series O	9,438,400	49,115,903

		127,073,304
ENGINEERING & CONSTRUCTION—3.89%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	4,736,320	2,860,415
Empresas ICA SAB de CV(a)(b)	5,494,474	13,543,746
Grupo Aeroportuario del Centro Norte SAB de CV(b)	2,176,000	4,861,814
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,174,400	25,222,209
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR(b)	322,048	19,358,305

		65,846,489
FOOD—3.08%
Alsea SAB de CV(b)	4,406,445	4,728,472
Gruma SAB de CV Series B(a)(b)	1,659,269	2,986,187
Grupo Bimbo SAB de CV Series A(b)	19,148,800	44,537,672

		52,252,331
FOREST PRODUCTS & PAPER—2.42%
Bio Pappel SAB de CV(a)(b)	462,400	405,104
Kimberly-Clark de Mexico SAB de CV Series A	6,908,800	40,548,532

		40,953,636
HOLDING COMPANIES - DIVERSIFIED—4.53%
Alfa SAB de CV Series A	3,372,800	48,662,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2011

Grupo Carso SAB de CV Series A1	7,954,330	28,039,784

		76,702,007
HOME BUILDERS—2.03%
Consorcio ARA SAB de CV(b)	9,737,600	5,376,055
Corporacion Geo SAB de CV Series B(a)(b)	4,488,460	10,711,047
Desarrolladora Homex SAB de CV(a)(b)	1,849,630	7,298,385
Urbi Desarrollos Urbanos SAB de CV(a)	5,304,000	11,067,041

		34,452,528
IRON & STEEL—0.21%
Compania Minera Autlan SAB de CV Series B(a)(b)	435,200	1,077,269
Grupo Simec SAB de CV Series B(a)(b)	897,600	2,424,280

		3,501,549
MACHINERY—0.49%
Industrias CH SAB de CV Series B(a)(b)	2,257,600	8,313,260

		8,313,260
MEDIA—5.25%
Grupo Televisa SA CPO	16,755,299	78,100,628
TV Azteca SAB de CV CPO(b)	15,640,000	10,891,374

		88,992,002
MINING—11.10%
Grupo Mexico SAB de CV Series B	32,259,210	115,639,993
Industrias Penoles SAB de CV	1,038,395	40,420,980
Minera Frisco SAB de CV(a)	7,670,430	31,996,160

		188,057,133
PHARMACEUTICALS—0.92%
Genomma Lab Internacional SAB de CV Series B(a)(b)	6,092,800	15,671,359

		15,671,359
REAL ESTATE—0.30%
Inmuebles Carso SAB de CV Series B-1(a)	4,856,014	5,017,900

		5,017,900
RETAIL—13.68%
Controladora Comercial Mexicana SA de CV BC Units(a)(b)	7,290,200	12,376,929
Grupo Elektra SA de CV(b)	707,220	32,634,719
Grupo Famsa SAB de CV Series A(a)(b)	2,121,615	3,860,431
Wal-Mart de Mexico SAB de CV Series V	60,139,200	182,898,946

		231,771,025
TELECOMMUNICATIONS—25.84%
America Movil SAB de CV Series L	140,814,485	370,828,571
Axtel SAB de CV CPO(a)(b)	12,648,000	6,895,442
Maxcom Telecomunicaciones SAB de CV(a)(b)	1,777,717	744,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2011

Telefonos de Mexico SAB de CV Series L	66,071,600	59,254,736

		437,723,679

TOTAL COMMON STOCKS
(Cost: $1,609,517,754)		1,688,492,017

SHORT-TERM INVESTMENTS—1.66%

MONEY MARKET FUNDS—1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	24,744,966	24,744,966
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	2,152,316	2,152,316
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,212,357	1,212,357

		28,109,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,109,639)		28,109,639

TOTAL INVESTMENTS IN SECURITIES—101.32%
(Cost: $1,637,627,393)		1,716,601,656
Other Assets, Less Liabilities—(1.32)%		(22,416,861)

NET ASSETS—100.00%		$1,694,184,795

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKETS INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.49%

BANKS—0.23%
SNS REAAL NV(a)	77,965	$410,222

		410,222
BEVERAGES—6.39%
Heineken Holding NV	59,210	3,102,634
Heineken NV	134,695	8,097,919

		11,200,553
BUILDING MATERIALS—0.22%
Wavin NV(a)	23,519	388,149

		388,149
CHEMICALS—8.06%
Akzo Nobel NV	118,730	8,561,619
Koninklijke DSM NV	83,235	5,568,313

		14,129,932
COMMERCIAL SERVICES—2.22%
Brunel International NV	5,425	246,447
Randstad Holding NV	61,225	3,021,625
USG People NV	34,255	621,718

		3,889,790
DIVERSIFIED FINANCIAL SERVICES—0.31%
BinckBank NV	24,645	403,721
KAS Bank NV CVA	8,835	142,571

		546,292
ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
TKH Group NV	17,515	584,166

		584,166
ELECTRONICS—8.05%
Koninklijke Philips Electronics NV	509,485	14,117,693

		14,117,693
ENGINEERING & CONSTRUCTION—2.04%
Arcadis NV	27,125	636,787
Grontmij NV	9,300	202,283
Heijmans NV	7,440	230,707
Koninklijke BAM Groep NV	113,925	772,052
Royal Boskalis Westminster NV CVA	36,580	1,733,017

		3,574,846
FOOD—22.60%
Amsterdam Commodities NV	4,340	68,007

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKETS INDEX FUND

May 31, 2011

CSM NV CVA	36,890	1,284,991
Koninklijke Ahold NV	586,365	8,352,028
Koninklijke Wessanen NV	44,720	192,868
Nutreco NV	19,530	1,488,326
Sligro Food Group NV	19,220	714,253
Unilever NV CVA	844,595	27,537,816

		39,638,289
HOLDING COMPANIES—DIVERSIFIED—0.91%
Imtech NV	39,217	1,472,884
Ordina NV(a)	24,800	127,351

		1,600,235
HOUSEWARES—0.11%
Hunter Douglas NV	4,030	192,895

		192,895
INSURANCE—17.94%
AEGON NV(a)	903,960	6,318,327
Delta Lloyd NV	52,545	1,207,863
ING Groep NV CVA(a)	1,986,938	23,933,953

		31,460,143
INVESTMENT COMPANIES—0.42%
Kardan NV(a)	31,000	157,628
Tetragon Financial Group Ltd.	65,100	579,390

		737,018
LEISURE TIME—0.14%
Accell Group NV	4,207	239,530

		239,530
MANUFACTURING—1.03%
Aalberts Industries NV	51,150	1,209,989
Koninklijke Ten Cate NV	14,415	596,201

		1,806,190
MEDIA—4.88%
Reed Elsevier NV	374,325	5,028,281
Wolters Kluwer NV	156,240	3,527,509

		8,555,790
METAL FABRICATE & HARDWARE—0.16%
Advanced Metallurgical Group NV(a)	14,725	285,777

		285,777
OIL & GAS SERVICES—2.94%
Fugro NV CVA	35,495	2,820,295
SBM Offshore NV	88,660	2,332,474

		5,152,769

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKETS INDEX FUND

May 31, 2011

PHARMACEUTICALS—0.39%
Mediq NV	33,575	681,777

		681,777
REAL ESTATE INVESTMENT TRUSTS—3.26%
Corio NV	31,465	2,154,499
Eurocommercial Properties NV	19,685	1,032,919
Nieuwe Steen Investments NV	18,290	388,226
VastNed Offices/Industrial NV	8,370	148,965
VastNed Retail NV	10,075	767,063
Wereldhave NV	12,400	1,225,375

		5,717,047
RETAIL—0.17%
Beter Bed Holding NV	10,540	295,546

		295,546
SEMICONDUCTORS—5.38%
ASM International NV	29,605	1,242,330
ASML Holding NV	207,080	8,039,338
BE Semiconductor Industries NV	15,965	146,544

		9,428,212
SOFTWARE—0.79%
Exact Holding NV	8,635	278,687
TomTom NV(a)(b)	73,625	607,964
Unit 4 NV	13,572	494,801

		1,381,452
TELECOMMUNICATIONS—6.74%
Koninklijke KPN NV	806,000	11,824,587

		11,824,587
TRANSPORTATION—3.78%
Royal Vopak NV	37,200	1,764,797
TNT Express NV(a)	197,315	2,793,767
TNT NV	197,315	2,067,881

		6,626,445

TOTAL COMMON STOCKS
(Cost: $196,229,349)		174,465,345

SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	265,240	265,240
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	23,070	23,070

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKETS INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	6,262	6,262

		294,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,572)		294,572

TOTAL INVESTMENTS IN SECURITIES—99.66%
(Cost: $196,523,921)		174,759,917
Other Assets, Less Liabilities—0.34%		601,158

NET ASSETS—100.00%		$175,361,075

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC ex-JAPAN INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.38%

AUSTRALIA—64.65%
AGL Energy Ltd.	1,209,259	$18,516,127
Alumina Ltd.	6,582,297	16,201,809
Amcor Ltd.	3,262,424	25,133,487
AMP Ltd.	7,536,007	41,836,281
Asciano Group	7,825,233	13,174,326
ASX Ltd.	467,799	16,120,309
Australia and New Zealand Banking Group Ltd.	6,909,162	162,922,416
Bendigo and Adelaide Bank Ltd.	968,992	9,240,964
BGP Holdings PLC(a)(b)	27,004,595	3,882
BHP Billiton Ltd.	8,583,390	405,718,150
BlueScope Steel Ltd.	5,013,601	7,799,678
Boral Ltd.	1,942,229	9,540,594
Brambles Ltd.	3,838,612	30,104,130
Caltex Australia Ltd.	365,353	5,496,945
CFS Retail Property Trust	5,277,950	10,544,855
Coca-Cola Amatil Ltd.	1,509,522	18,947,800
Cochlear Ltd.	149,990	12,748,995
Commonwealth Bank of Australia	4,154,440	224,082,884
Computershare Ltd.	1,176,431	11,783,339
Crown Ltd.	1,191,147	11,118,431
CSL Ltd.	1,446,413	52,247,567
Dexus Property Group	12,953,193	12,215,019
Fairfax Media Ltd.(c)	5,661,981	6,485,611
Fortescue Metals Group Ltd.	3,348,739	23,264,994
Foster’s Group Ltd.	5,152,015	23,880,336
Goodman Group	17,890,128	14,011,184
GPT Group	4,715,629	15,677,192
Harvey Norman Holdings Ltd.	1,395,756	3,732,994
Iluka Resources Ltd.	1,099,455	18,322,649
Incitec Pivot Ltd.	4,373,199	17,893,880
Insurance Australia Group Ltd.	5,561,799	21,038,642
James Hardie Industries SE(a)	1,166,809	7,273,270
Leighton Holdings Ltd.	412,897	10,207,133
Lend Lease Group	1,441,602	13,748,093
Lynas Corp. Ltd.(a)	4,457,816	11,257,567
Macarthur Coal Ltd.	504,306	6,394,626
Macquarie Group Ltd.	932,768	33,792,989
MAp Group	1,010,593	3,327,429
Metcash Ltd.	2,002,791	8,365,574
Mirvac Group	9,169,766	12,457,833
National Australia Bank Ltd.	5,775,181	162,951,226
Newcrest Mining Ltd.	2,045,524	86,530,485
OneSteel Ltd.	3,650,983	7,333,229
Orica Ltd.	969,275	26,946,052
Origin Energy Ltd.	2,827,170	49,374,752
OZ Minerals Ltd.	896,431	13,496,868
Paladin Energy Ltd.(a)	1,780,353	5,975,727
Qantas Airways Ltd.(a)	3,004,894	6,723,919
QBE Insurance Group Ltd.	2,815,567	53,042,280
QR National Ltd.(a)	4,492,625	16,515,561
Ramsay Health Care Ltd.	354,316	6,958,092
Rio Tinto Ltd.	1,170,205	101,623,374
Santos Ltd.	2,304,469	36,243,596
Sims Metal Management Ltd.	432,424	7,842,299
Sonic Healthcare Ltd.	993,896	13,026,271
SP AusNet	3,710,979	3,677,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex-JAPAN INDEX FUND

May 31, 2011

Stockland Corp. Ltd.	6,381,650	24,003,896
Suncorp Group Ltd.	3,422,885	30,491,068
Tabcorp Holdings Ltd.	1,816,577	15,117,462
Tatts Group Ltd.	3,389,208	8,306,157
Telstra Corp. Ltd.	11,563,663	37,211,435
Toll Holdings Ltd.	1,775,542	9,913,712
Transurban Group	3,431,092	19,961,771
Treasury Wine Estates Ltd.(a)	1	2
Wesfarmers Ltd.	2,689,632	95,149,169
Wesfarmers Ltd. Partially Protected	404,690	14,467,352
Westfield Group	5,895,173	57,099,787
Westfield Retail Trust	7,721,655	21,885,984
Westpac Banking Corp.	8,011,164	188,908,321
Woodside Petroleum Ltd.	1,666,870	82,821,139
Woolworths Ltd.	3,244,312	94,755,778
WorleyParsons Ltd.	513,645	16,419,441

		2,681,403,628
HONG KONG—20.91%
AIA Group Ltd.(a)	21,111,800	74,512,714
ASM Pacific Technology Ltd.	537,700	7,314,565
Bank of East Asia Ltd. (The)(c)	4,075,320	17,841,921
BOC Hong Kong (Holdings) Ltd.	9,905,000	30,565,288
Cathay Pacific Airways Ltd.	3,113,000	7,460,841
Cheung Kong (Holdings) Ltd.	3,679,000	57,568,265
Cheung Kong Infrastructure Holdings Ltd.(c)	1,132,000	5,348,925
CLP Holdings Ltd.	5,235,500	44,698,095
Esprit Holdings Ltd.(c)	3,197,911	12,026,936
Foxconn International Holdings Ltd.(a)(c)	5,660,000	3,194,800
Galaxy Entertainment Group Ltd.(a)	3,396,000	7,632,589
Hang Lung Group Ltd.(c)	2,264,000	14,671,338
Hang Lung Properties Ltd.	6,509,736	27,118,843
Hang Seng Bank Ltd.(c)	2,037,600	32,669,927
Henderson Land Development Co. Ltd.	2,830,056	19,212,847
Hong Kong and China Gas Co. Ltd. (The)	12,764,089	29,475,347
Hong Kong Exchanges and Clearing Ltd.	2,745,100	61,520,284
Hopewell Holdings Ltd.	1,556,500	4,873,162
Hutchison Whampoa Ltd.	5,660,000	65,497,046
Hysan Development Co. Ltd.	1,698,000	8,372,706
Kerry Properties Ltd.	1,981,000	10,112,016
Li & Fung Ltd.	14,719,200	32,703,235
Lifestyle International Holdings Ltd.	1,556,500	4,542,948
Link REIT (The)(c)	6,226,000	21,173,740
MTR Corp. Ltd.	3,820,500	14,024,555
New World Development Co. Ltd.	6,509,941	11,098,987
NWS Holdings Ltd.	3,396,000	4,942,844
Orient Overseas International Ltd.	566,000	4,406,496
PCCW Ltd.	10,754,000	4,148,146
Power Assets Holdings Ltd.(c)	3,537,500	25,266,395
Sands China Ltd.(a)	6,452,400	16,717,029
Shangri-La Asia Ltd.	3,963,000	10,318,388
Sino Land Co. Ltd.	6,792,000	11,946,661
SJM Holdings Ltd.	4,245,000	10,348,533
Sun Hung Kai Properties Ltd.	3,679,000	57,284,444
Swire Pacific Ltd. Class A	1,981,000	30,539,817
Wharf (Holdings) Ltd. (The)	3,962,600	29,168,796
Wheelock and Co. Ltd.	2,547,000	10,643,270
Wing Hang Bank Ltd.	424,500	4,631,187
Wynn Macau Ltd.	4,188,400	14,648,051

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex-JAPAN INDEX FUND

May 31, 2011

Yue Yuen Industrial (Holdings) Ltd.(c)	1,981,000	6,877,190

		867,119,167
NEW ZEALAND—0.87%
Auckland International Airport Ltd.	2,483,042	4,697,865
Contact Energy Ltd.(a)	825,228	4,072,994
Fletcher Building Ltd.	1,793,371	13,173,773
Sky City Entertainment Group Ltd.	1,434,244	4,329,898
Telecom Corp. of New Zealand Ltd.	5,069,379	10,091,570

		36,366,100
SINGAPORE—12.95%
Ascendas Real Estate Investment Trust	4,811,813	8,029,758
CapitaLand Ltd.(c)	7,075,000	17,709,709
CapitaMall Trust Management Ltd.(c)	5,377,000	8,711,572
CapitaMalls Asia Ltd.(c)	3,679,000	4,768,439
City Developments Ltd.(c)	1,415,000	12,998,582
ComfortDelGro Corp. Ltd.	5,094,000	6,066,005
COSCO Corp. (Singapore) Ltd.(c)	2,830,104	4,516,428
DBS Group Holdings Ltd.	4,528,000	54,286,848
Fraser and Neave Ltd.	2,547,150	12,669,206
Genting Singapore PLC(a)	16,131,400	26,004,687
Global Logistic Properties Ltd.(a)	4,528,000	7,336,061
Golden Agri-Resources Ltd.	18,112,987	10,124,315
Hutchison Port Holdings Trust(a)(c)	14,150,000	13,301,000
Jardine Cycle & Carriage Ltd.	283,000	9,284,702
Keppel Corp. Ltd.	3,736,200	34,866,559
Keppel Land Ltd.(c)	1,981,000	6,563,482
Neptune Orient Lines Ltd.(c)	2,547,750	3,776,890
Noble Group Ltd.(c)	10,188,708	17,415,184
Olam International Ltd.	3,396,600	8,199,496
Oversea-Chinese Banking Corp. Ltd.	6,792,600	52,274,049
SembCorp Industries Ltd.	2,547,240	10,441,115
SembCorp Marine Ltd.(c)	2,264,200	9,812,848
Singapore Airlines Ltd.	1,415,800	16,240,211
Singapore Exchange Ltd.	2,264,000	13,791,794
Singapore Press Holdings Ltd.	3,883,517	12,143,364
Singapore Technologies Engineering Ltd.	4,245,000	10,213,172
Singapore Telecommunications Ltd.	21,225,328	55,193,246
StarHub Ltd.	1,698,000	3,837,677
United Overseas Bank Ltd.	3,396,000	53,479,882
UOL Group Ltd.	1,132,000	4,530,017
Wilmar International Ltd.(c)	5,094,000	21,953,161
Yangzijiang Shipbuilding (Holdings) Ltd.	5,094,000	6,602,455

		537,141,914

TOTAL COMMON STOCKS
(Cost: $3,172,322,269)		4,122,030,809

SHORT-TERM INVESTMENTS—1.97%

MONEY MARKET FUNDS—1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	74,711,304	74,711,304
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	6,498,385	6,498,385

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex-JAPAN INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	346,426	346,426

		81,556,115

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,556,115)		81,556,115

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $3,253,878,384)		4,203,586,924
Other Assets, Less Liabilities—(1.35)%		(56,065,347)

NET ASSETS—100.00%		$4,147,521,577

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—98.98%

AGRICULTURE—5.82%
Golden Agri-Resources Ltd.	64,061,628	$35,807,464
Wilmar International Ltd.(a)	17,719,000	76,362,007

		112,169,471
AIRLINES—3.24%
Singapore Airlines Ltd.	5,452,467	62,543,588

		62,543,588
BANKS—28.32%
DBS Group Holdings Ltd.	16,356,500	196,100,450
Oversea-Chinese Banking Corp. Ltd.	23,171,000	178,317,874
United Overseas Bank Ltd.	10,904,000	171,715,144

		546,133,468
DISTRIBUTION & WHOLESALE—2.32%
Jardine Cycle & Carriage Ltd.	1,363,000	44,717,486

		44,717,486
DIVERSIFIED FINANCIAL SERVICES—2.58%
Singapore Exchange Ltd.	8,178,000	49,818,591

		49,818,591
ENGINEERING & CONSTRUCTION—3.90%
SembCorp Industries Ltd.	9,541,000	39,108,477
Singapore Technologies Engineering Ltd.(a)	14,993,000	36,072,105

		75,180,582
FOOD—1.54%
Olam International Ltd.	12,267,000	29,612,913

		29,612,913
HOLDING COMPANIES - DIVERSIFIED—9.74%
Keppel Corp. Ltd.	13,630,100	127,197,337
Noble Group Ltd.(a)	35,438,999	60,574,578

		187,771,915
INVESTMENT COMPANIES—2.40%
Hutchison Port Holdings Trust(a)(b)	49,320,000	46,360,800

		46,360,800
LODGING—7.38%
City Developments Ltd.(a)	5,452,000	50,083,584
Genting Singapore PLC(a)(b)	57,246,400	92,284,285

		142,367,869

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2011

MEDIA—2.47%
Singapore Press Holdings Ltd.(a)	15,215,000	47,575,763

		47,575,763
REAL ESTATE—10.07%
CapitaLand Ltd.	24,534,000	61,412,014
CapitaMalls Asia Ltd.(a)	13,630,000	17,666,167
Fraser and Neave Ltd.	9,541,000	47,455,741
Global Logistic Properties Ltd.(a)(b)	17,719,000	28,707,522
Keppel Land Ltd.(a)	6,815,000	22,579,570
UOL Group Ltd.	4,089,000	16,363,287

		194,184,301
REAL ESTATE INVESTMENT TRUSTS—2.91%
Ascendas Real Estate Investment Trust	16,363,335	27,306,468
CapitaMall Trust Management Ltd.(a)	17,719,800	28,708,818

		56,015,286
SHIPBUILDING—3.03%
SembCorp Marine Ltd.(a)	8,178,000	35,442,748
Yangzijiang Shipbuilding (Holdings) Ltd.	17,719,000	22,966,017

		58,408,765
TELECOMMUNICATIONS—10.75%
Singapore Telecommunications Ltd.(a)	74,965,568	194,936,590
StarHub Ltd.	5,452,000	12,322,151

		207,258,741
TRANSPORTATION—2.51%
ComfortDelGro Corp. Ltd.	17,719,000	21,100,028
COSCO Corp. (Singapore) Ltd.(a)	9,541,000	15,226,028
Neptune Orient Lines Ltd.(a)	8,178,499	12,124,147

		48,450,203

TOTAL COMMON STOCKS
(Cost: $1,606,015,292)		1,908,569,742

SHORT-TERM INVESTMENTS—3.66%

MONEY MARKET FUNDS—3.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	64,313,857	64,313,857
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	5,594,015	5,594,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	554,641	554,641

		70,462,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,462,513)		70,462,513

TOTAL INVESTMENTS IN SECURITIES—102.64%
(Cost: $1,676,477,805)		1,979,032,255
Other Assets, Less Liabilities—(2.64)%		(50,869,113)

NET ASSETS—100.00%		$1,928,163,142

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

BANKS—12.23%
Absa Group Ltd.	594,320	$11,948,117
FirstRand Ltd.	5,831,595	17,509,604
Nedbank Group Ltd.	417,945	9,147,281
Standard Bank Group Ltd.	2,459,730	36,927,203

		75,532,205
BUILDING MATERIALS—0.71%
Pretoria Portland Cement Co. Ltd.	1,092,760	4,385,413

		4,385,413
COAL—1.00%
Exxaro Resources Ltd.	259,675	6,142,395

		6,142,395
DIVERSIFIED FINANCIAL SERVICES—2.90%
African Bank Investments Ltd.	1,500,930	7,826,103
Investec Ltd.	480,335	4,032,604
RMB Holdings Ltd.	1,460,215	6,031,162

		17,889,869
ELECTRONICS—0.53%
Reunert Ltd.	369,410	3,289,632

		3,289,632
ENGINEERING & CONSTRUCTION—0.66%
Aveng Ltd.	780,130	4,084,869

		4,084,869
FOOD—4.28%
Shoprite Holdings Ltd.	843,200	12,300,565
SPAR Group Ltd. (The)	354,620	4,812,720
Tiger Brands Ltd.	335,325	9,319,781

		26,433,066
FOREST PRODUCTS & PAPER—0.96%
Sappi Ltd.(a)	1,112,565	5,936,352

		5,936,352
HEALTH CARE - PRODUCTS—1.21%
Aspen Pharmacare Holdings Ltd.(a)	582,675	7,446,067

		7,446,067
HEALTH CARE - SERVICES—1.21%
Life Healthcare Group Holdings Ltd.	1,509,175	3,713,505
Netcare Ltd.	1,788,485	3,745,902

		7,459,407

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2011

HOLDING COMPANIES - DIVERSIFIED—6.52%
Barloworld Ltd.	429,080	4,562,575
Bidvest Group Ltd.	643,365	14,573,724
Imperial Holdings Ltd.	369,750	6,308,584
Remgro Ltd.	895,730	14,798,624

		40,243,507
HOME FURNISHINGS—1.27%
Steinhoff International Holdings Ltd.(a)	2,207,195	7,836,253

		7,836,253
INSURANCE—4.33%
Discovery Holdings Ltd.	612,255	3,530,473
Liberty Holdings Ltd.	236,640	2,530,149
MMI Holdings Ltd.	2,187,645	5,645,701
Sanlam Ltd.	3,692,570	15,045,997

		26,752,320
INVESTMENT COMPANIES—0.46%
RMI Holdings	1,538,670	2,839,561

		2,839,561
IRON & STEEL—2.55%
ArcelorMittal South Africa Ltd.	369,325	4,424,835
Kumba Iron Ore Ltd.	166,940	11,341,812

		15,766,647
MEDIA—7.64%
Naspers Ltd. Class N	798,235	47,203,958

		47,203,958
MINING—19.98%
African Rainbow Minerals Ltd.	220,575	6,603,471
Anglo American Platinum Ltd.	136,255	12,991,777
AngloGold Ashanti Ltd.	788,800	36,277,025
Gold Fields Ltd.	1,492,685	24,704,822
Harmony Gold Mining Co. Ltd.	801,720	11,125,949
Impala Platinum Holdings Ltd.	1,045,415	28,939,141
Northam Platinum Ltd.	411,485	2,757,878

		123,400,063
OIL & GAS—9.69%
Sasol Ltd.	1,127,865	59,859,417

		59,859,417
REAL ESTATE—2.38%
Growthpoint Properties Ltd.	3,259,155	8,640,099
Redefine Properties Ltd.	5,295,500	6,034,227

		14,674,326
RETAIL—5.43%
Foschini Group Ltd. (The)	423,385	5,401,181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2011

Massmart Holdings Ltd.	421,940	8,810,154
Pick’n Pay Stores Ltd.	447,780	2,846,358
Truworths International Ltd.	903,125	9,576,825
Woolworths Holdings Ltd.	1,584,910	6,903,680

		33,538,198
TELECOMMUNICATIONS—14.04%
MTN Group Ltd.	3,508,630	74,386,008
Telkom South Africa Ltd.	539,410	2,875,779
Vodacom Group Ltd.	771,545	9,435,890

		86,697,677

TOTAL COMMON STOCKS
(Cost: $568,682,674)		617,411,202

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	22,050	22,050

		22,050

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,050)		22,050

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $568,704,724)		617,433,252
Other Assets, Less Liabilities—0.02%		93,063

NET ASSETS—100.00%		$617,526,315

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—97.04%

AGRICULTURE—1.08%
KT&G Corp.	931,138	$54,618,019

		54,618,019
AIRLINES—0.36%
Korean Air Lines Co. Ltd.	308,334	18,057,461

		18,057,461
AUTO MANUFACTURERS—8.82%
Hyundai Motor Co. Ltd.	1,303,900	305,087,105
Kia Motors Corp.	2,021,812	141,825,667

		446,912,772
AUTO PARTS & EQUIPMENT—5.07%
Hankook Tire Co. Ltd.(a)	644,280	26,985,550
Hyundai Mobis Co. Ltd.	576,784	202,300,648
Hyundai Wia Corp.(b)	98,176	13,646,295
Mando Corp.(a)	76,700	14,214,891

		257,147,384
BANKS—1.22%
Daegu Bank(c)	1,159,240	16,650,345
Industrial Bank of Korea	1,441,960	25,387,796
Korea Exchange Bank	2,285,660	19,718,755

		61,756,896
BIOTECHNOLOGY—0.39%
Celltrion Inc.(a)	589,056	19,978,177

		19,978,177
CHEMICALS—6.92%
Hanwha Chemical Corp.	705,640	32,007,671
Honam Petrochemical Corp.(a)	121,186	44,469,866
KCC Corp.	35,282	10,413,118
KP Chemical Corp.(a)	414,180	10,938,359
LG Chem Ltd.(a)	392,704	194,687,152
OCI Co. Ltd.(a)	127,322	58,165,914

		350,682,080
COMMERCIAL SERVICES—0.13%
S1 Corp.(a)	144,196	6,680,999

		6,680,999
COMPUTERS—0.30%
SK C&C Co. Ltd.(a)	127,322	15,337,868

		15,337,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2011

COSMETICS & PERSONAL CARE—1.29%
AmorePacific Corp.	27,612	32,930,217
LG Household & Health Care Ltd.(a)	79,768	32,634,548

		65,564,765
DISTRIBUTION & WHOLESALE—2.60%
Daewoo International Corp.(a)	306,803	11,130,369
Hanwha Corp.	383,500	16,702,497
Hyosung Corp.	193,284	14,525,629
Samsung C&T Corp.(a)	1,058,460	79,054,697
SK Networks Co. Ltd.	951,080	10,223,350

		131,636,542
DIVERSIFIED FINANCIAL SERVICES—10.18%
BS Financial Group Inc.(b)	1,578,932	22,824,759
Daewoo Securities Co. Ltd.	981,760	16,466,530
Hana Financial Group Inc.	1,871,481	67,114,224
Hyundai Securities Co. Ltd.	1,027,787	11,666,952
KB Financial Group Inc.	2,519,910	120,257,022
Korea Investment Holdings Co. Ltd.	337,485	10,570,350
Mirae Asset Securities Co. Ltd.	199,422	7,511,935
Samsung Card Co. Ltd.	372,762	18,652,780
Samsung Securities Co. Ltd.	429,520	31,642,348
Shinhan Financial Group Co. Ltd.	3,484,927	156,783,770
Tong Yang Securities Inc.	57,900	317,091
Woori Finance Holdings Co. Ltd.	3,129,360	40,162,754
Woori Investment & Securities Co. Ltd.	751,660	12,224,096

		516,194,611
ELECTRIC—1.19%
Korea Electric Power Corp.(b)	2,178,280	60,252,660

		60,252,660
ELECTRICAL COMPONENTS & EQUIPMENT—2.05%
LG Electronics Inc.(a)	797,680	71,847,747
LG Innotek Co. Ltd.(a)	76,700	6,972,404
LS Corp.	150,332	15,741,571
LS Industrial Systems Co. Ltd.(a)	127,322	9,509,478

		104,071,200
ELECTRONICS—3.21%
LG Display Co. Ltd.	1,963,522	65,320,335
Samsung Electro-Mechanics Co. Ltd.	504,686	43,446,536
Samsung SDI Co. Ltd.(a)	288,392	47,167,853
Seoul Semiconductor Co. Ltd.(a)	271,518	6,818,457

		162,753,181
ENGINEERING & CONSTRUCTION—3.27%
Daelim Industrial Co. Ltd.	236,236	23,204,389
Daewoo Engineering & Construction Co. Ltd.(a)(b)	889,724	8,368,344
GS Engineering & Construction Corp.	302,198	32,343,853
Hyundai Engineering & Construction Co. Ltd.	566,046	44,060,477
Samsung Engineering Co. Ltd.(a)	253,110	57,932,790

		165,909,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2011

ENVIRONMENTAL CONTROL—0.32%
Woongjin Coway Co. Ltd.	460,200	16,119,687

		16,119,687
FOOD—0.46%
CJ CheilJedang Corp.	64,428	14,388,313
Lotte Confectionery Co. Ltd.(a)	6,136	9,205,564

		23,593,877
GAS—0.14%
Korea Gas Corp.	199,420	6,865,082

		6,865,082
HOLDING COMPANIES - DIVERSIFIED—2.05%
GS Holdings Corp.	431,054	37,147,775
LG Corp.	803,816	67,037,428

		104,185,203
HOME BUILDERS—0.25%
Hyundai Development Co.	475,547	12,492,941

		12,492,941
INSURANCE—2.41%
Dongbu Insurance Co. Ltd.	368,160	17,501,374
Korea Life Insurance Co. Ltd.	1,549,340	10,466,283
Samsung Fire & Marine Insurance Co. Ltd.	303,732	58,120,426
Samsung Life Insurance Co. Ltd.	432,588	35,997,222

		122,085,305
INTERNET—1.89%
NCsoft Corp.	128,856	33,731,937
NHN Corp.(a)(b)	346,684	61,681,256
SK Broadband Co. Ltd.(b)	102,618	388,449

		95,801,642
IRON & STEEL—5.66%
Dongkuk Steel Mill Co. Ltd.	306,801	11,258,231
Hyundai Steel Co.	467,870	51,592,948
POSCO	552,240	223,884,539

		286,735,718
LODGING—0.39%
Kangwon Land Inc.(a)	813,022	19,663,508

		19,663,508
MACHINERY—0.76%
Doosan Heavy Industries & Construction Co. Ltd.	360,490	18,974,037
Doosan Infracore Co. Ltd.(a)(b)	859,040	19,502,831

		38,476,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2011

MANUFACTURING—1.53%
Cheil Industries Inc.(a)	380,432	48,649,044
Doosan Corp.(a)	84,370	9,538,192
Korea Kumho Petrochemical Co. Ltd.	85,904	19,423,228

		77,610,464
METAL FABRICATE & HARDWARE—0.22%
Hyundai Hysco	233,320	11,091,429

		11,091,429
MINING—0.54%
Korea Zinc Co. Ltd.	72,098	27,258,476

		27,258,476
OIL & GAS—4.04%
S-Oil Corp.	380,432	53,936,984
SK Energy Co. Ltd.	507,754	109,629,507
SK Holdings Co. Ltd.	217,828	41,076,771

		204,643,262
PHARMACEUTICALS—0.17%
Yuhan Corp.(a)	70,564	8,827,447

		8,827,447
RETAIL—2.46%
Hyundai Department Store Co. Ltd.	125,788	21,389,147
Lotte Shopping Co. Ltd.	85,904	39,801,696
Shinsegae Co. Ltd.(c)	253,440	63,409,906

		124,600,749
SEMICONDUCTORS—18.21%
Hynix Semiconductor Inc.(a)	4,264,520	118,947,368
Samsung Electronics Co. Ltd.(a)	934,206	780,849,568
Samsung Techwin Co. Ltd.(a)	314,470	23,312,422

		923,109,358
SHIPBUILDING—5.54%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	813,020	33,601,160
Hanjin Heavy Industries & Construction Co. Ltd.(a)(b)	260,785	8,288,862
Hyundai Heavy Industries Co. Ltd.	354,354	165,823,815
Hyundai Mipo Dockyard Co. Ltd.	93,574	15,304,463
Samsung Heavy Industries Co. Ltd.(a)	1,365,260	58,069,253

		281,087,553
TELECOMMUNICATIONS—1.09%
KT Corp.	552,242	19,266,933
LG Uplus Corp.	1,963,525	10,462,187
SK Telecom Co. Ltd.	171,808	25,473,085

		55,202,205
TRANSPORTATION—0.83%
Hanjin Shipping Co. Ltd.	429,520	10,189,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2011

Hyundai Glovis Co. Ltd.(a)	96,642	13,925,618
Hyundai Merchant Marine Co. Ltd.(a)	368,160	11,582,294
STX Pan Ocean Co. Ltd.(a)	905,060	6,533,306

		42,230,452

TOTAL COMMON STOCKS
(Cost: $2,490,421,305)		4,919,235,694

PREFERRED STOCKS—2.84%

AUTO MANUFACTURERS—0.73%
Hyundai Motor Co. Ltd. Series 1(a)	191,750	13,699,602
Hyundai Motor Co. Ltd. Series 2	317,538	23,510,435

		37,210,037
CHEMICALS—0.21%
LG Chem Ltd.	64,428	10,716,606

		10,716,606
SEMICONDUCTORS—1.90%
Samsung Electronics Co. Ltd.	173,342	96,055,707

		96,055,707

TOTAL PREFERRED STOCKS
(Cost: $83,546,084)		143,982,350

SHORT-TERM INVESTMENTS—4.38%

MONEY MARKET FUNDS—4.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	200,135,367	200,135,367
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	17,407,761	17,407,761
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	4,556,184	4,556,184

		222,099,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $222,099,312)		222,099,312

TOTAL INVESTMENTS IN SECURITIES—104.26%
(Cost: $2,796,066,701)		5,285,317,356
Other Assets, Less Liabilities—(4.26)%		(216,144,519)

NET ASSETS—100.00%		$5,069,172,837

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

AIRLINES—1.04%
International Consolidated Airlines Group SA(a)	561,340	$2,178,045

		2,178,045
BANKS—35.83%
Banco Bilbao Vizcaya Argentaria SA	1,605,045	18,724,648
Banco de Sabadell SA(b)	1,014,715	4,351,463
Banco de Valencia SA New(a)(b)(c)	7,572	26,506
Banco Popular Espanol SA	864,289	5,020,949
Banco Santander SA	3,722,160	44,220,462
Bankinter SA(b)	411,060	2,808,736

		75,152,764
COMMERCIAL SERVICES—3.14%
Abertis Infraestructuras SA	285,304	6,574,751

		6,574,751
COMPUTERS—1.03%
Indra Sistemas SA(b)	103,610	2,166,473

		2,166,473
DIVERSIFIED FINANCIAL SERVICES—3.76%
Criteria CaixaCorp SA	1,085,013	7,887,980

		7,887,980
ELECTRIC—7.60%
Iberdrola SA	1,149,655	10,164,373
Red Electrica Corporacion SA	95,810	5,780,797

		15,945,170
ENERGY - ALTERNATE SOURCES—1.45%
Iberdrola Renovables SA	685,555	3,034,519

		3,034,519
ENGINEERING & CONSTRUCTION—6.63%
Acciona SA	27,430	2,971,698
Actividades de Construcciones y Servicios SA	117,664	5,644,659
Ferrovial SA	314,925	3,994,490
Fomento de Construcciones y Contratas SA(b)	42,445	1,300,313

		13,911,160
GAS—4.07%
Enagas SA	177,255	4,173,980
Gas Natural SDG SA	229,580	4,356,582

		8,530,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2011

INSURANCE—2.65%
Mapfre SA	1,447,895	5,553,424

		5,553,424
IRON & STEEL—0.97%
Acerinox SA	106,688	2,036,815

		2,036,815
MACHINERY—0.59%
Zardoya Otis SA	73,255	1,226,877

		1,226,877
MEDIA—0.65%
Mediaset Espana Comunicacion SA	151,645	1,366,018

		1,366,018
OIL & GAS—4.88%
Repsol YPF SA	300,950	10,245,047

		10,245,047
PHARMACEUTICALS—1.00%
Grifols SA	102,960	2,099,596

		2,099,596
RETAIL—4.75%
Industria de Diseno Textil SA	109,655	9,958,118

		9,958,118
SOFTWARE—1.21%
Amadeus IT Holding SA Class A(a)	124,215	2,546,429

		2,546,429
TELECOMMUNICATIONS—18.59%
Telefonica SA	1,607,580	38,999,075

		38,999,075

TOTAL COMMON STOCKS
(Cost: $287,141,836)		209,412,823

RIGHTS—0.08%

GAS—0.08%
Gas Natural SDG SA(a)	229,580	157,431

		157,431

TOTAL RIGHTS
(Cost: $149,510)		157,431

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2011

SHORT-TERM INVESTMENTS—4.95%

MONEY MARKET FUNDS—4.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	9,544,201	9,544,201
BlackRock Cash Funds: Prime SL Agency Shares
0.18%(d)(e)(f)	830,154	830,154
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	15,840	15,840

		10,390,195

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,390,195)		10,390,195

TOTAL INVESTMENTS IN SECURITIES—104.87%
(Cost: $297,681,541)		219,960,449
Other Assets, Less Liabilities—(4.87)%		(10,205,032)

NET ASSETS—100.00%		$209,755,417

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

AGRICULTURE—2.03%
Swedish Match AB	385,710	$13,612,927

		13,612,927
AUTO MANUFACTURERS—2.07%
Scania AB Class B	562,956	13,849,674

		13,849,674
BANKS—19.62%
Nordea Bank AB	4,620,522	54,108,499
Skandinaviska Enskilda Banken AB Class A	2,479,380	22,177,067
Svenska Handelsbanken AB Class A	860,430	28,878,160
Swedbank AB Class A	1,423,386	26,407,177

		131,570,903
COMMERCIAL SERVICES—0.89%
Securitas AB Class B	550,572	5,966,571

		5,966,571
DIVERSIFIED FINANCIAL SERVICES—1.32%
Kinnevik Investment AB Class B	361,716	8,834,471

		8,834,471
ENGINEERING & CONSTRUCTION—1.94%
Skanska AB Class B	703,566	13,018,674

		13,018,674
FOREST PRODUCTS & PAPER—2.82%
Holmen AB Class B	92,880	3,235,965
Svenska Cellulosa AB Class B	1,008,780	15,655,874

		18,891,839
HAND & MACHINE TOOLS—5.00%
Sandvik AB	1,772,976	33,552,477

		33,552,477
HEALTH CARE - PRODUCTS—1.46%
Getinge AB Class B	351,912	9,801,738

		9,801,738
HOLDING COMPANIES - DIVERSIFIED—0.54%
Industrivarden AB Class A	206,916	3,648,014

		3,648,014

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2011

HOME FURNISHINGS—1.70%
Electrolux AB Class B	421,572	11,428,300

		11,428,300
HOUSEHOLD PRODUCTS & WARES—0.92%
Husqvarna AB Class B	777,612	6,161,781

		6,161,781
INVESTMENT COMPANIES—3.88%
Investor AB Class B	801,090	19,163,964
Ratos AB Class B	336,948	6,856,136

		26,020,100
IRON & STEEL—0.69%
SSAB AB Class A	275,286	4,590,697

		4,590,697
MACHINERY—15.57%
Atlas Copco AB Class A	1,180,608	30,992,750
Atlas Copco AB Class A Redemption(a)	1,166,266	939,427
Atlas Copco AB Class B	686,022	16,122,765
Atlas Copco AB Class B Redemption(a)	677,709	545,894
Hexagon AB Class B	445,566	12,049,921
Volvo AB Class B	2,423,394	43,705,367

		104,356,124
MANUFACTURING—1.94%
Alfa Laval AB	593,658	13,020,627

		13,020,627
MEDIA—0.87%
Modern Times Group MTG AB Class B	84,108	5,814,437

		5,814,437
METAL FABRICATE & HARDWARE—5.32%
Assa Abloy AB Class B	550,056	15,258,327
SKF AB Class B	685,506	20,412,722

		35,671,049
MINING—1.40%
Boliden AB	480,912	9,388,771

		9,388,771
RETAIL—9.95%
Hennes & Mauritz AB Class B	1,798,002	66,685,299

		66,685,299
TELECOMMUNICATIONS—20.00%
Millicom International Cellular SA SDR(a)	133,644	15,423,371
Tele2 AB Class B	557,538	10,884,729
Telefonaktiebolaget LM Ericsson Class B	5,295,450	78,200,499

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2011

TeliaSonera AB	3,806,790	29,598,447

		134,107,046

TOTAL COMMON STOCKS
(Cost: $616,339,347)		669,991,519

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	48,029	48,029

		48,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,029)		48,029

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $616,387,376)		670,039,548
Other Assets, Less Liabilities—0.06%		408,000

NET ASSETS—100.00%		$670,447,548

SDR	-Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.33%

BANKS—6.06%
Credit Suisse Group AG Registered(a)	669,071	$28,727,143
Julius Baer Group Ltd.(a)	167,911	7,355,088

		36,082,231
BUILDING MATERIALS—3.38%
Geberit AG Registered(a)	23,491	5,665,493
Holcim Ltd. Registered(a)	165,282	13,158,222
Sika AG Bearer	507	1,292,318

		20,116,033
CHEMICALS—5.68%
Givaudan SA Registered(a)	6,522	7,184,217
Lonza Group AG Registered(a)	50,842	4,393,312
Syngenta AG Registered(a)	64,458	22,264,423

		33,841,952
COMMERCIAL SERVICES—2.48%
Adecco SA Registered(a)	88,896	6,050,431
SGS SA Registered	4,394	8,706,601

		14,757,032
DIVERSIFIED FINANCIAL SERVICES—5.57%
GAM Holding AG(a)	217,165	4,137,568
UBS AG Registered(a)	1,514,578	29,016,537

		33,154,105
ENGINEERING & CONSTRUCTION—4.88%
ABB Ltd. Registered(a)	1,083,290	29,073,172

		29,073,172
FOOD—23.06%
Aryzta AG	70,811	3,935,328
Lindt & Spruengli AG Participation Certificates	940	2,922,828
Lindt & Spruengli AG Registered	169	6,043,499
Nestle SA Registered	1,938,768	124,454,857

		137,356,512
HAND & MACHINE TOOLS—1.13%
Schindler Holding AG Participation Certificates	35,739	4,500,374
Schindler Holding AG Registered	17,914	2,243,188

		6,743,562
HEALTH CARE - PRODUCTS—2.44%
Sonova Holding AG Registered	31,434	3,305,932
Straumann Holding AG Registered	8,801	2,419,785
Synthes Inc.(b)	50,531	8,798,046

		14,523,763

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2011

INSURANCE—8.05%
Baloise Holding AG Registered	44,616	4,702,753
Swiss Life Holding AG Registered(a)	27,040	4,511,422
Swiss Re Ltd.(a)	239,563	14,254,687
Zurich Financial Services AG Registered(a)	91,496	24,469,736

		47,938,598
INVESTMENT COMPANIES—0.87%
Pargesa Holding SA Bearer	54,487	5,161,859

		5,161,859
MANUFACTURING—0.38%
Sulzer AG Registered	12,675	2,294,548

		2,294,548
OIL & GAS—2.07%
Transocean Ltd.	177,957	12,341,607

		12,341,607
PHARMACEUTICALS—24.38%
Actelion Ltd. Registered(a)	84,678	4,602,734
Novartis AG Registered	1,144,130	73,780,221
Roche Holding AG Genusschein	379,912	66,815,336

		145,198,291
RETAIL—6.36%
Compagnie Financiere Richemont SA Class A Bearer Units	360,696	23,513,539
Swatch Group AG (The) Bearer(a)	20,849	10,371,944
Swatch Group AG (The) Registered(a)	44,863	4,013,421

		37,898,904
TELECOMMUNICATIONS—1.61%
Swisscom AG Registered	20,787	9,563,629

		9,563,629
TRANSPORTATION—0.93%
Kuehne & Nagel International AG Registered	35,157	5,519,430

		5,519,430

TOTAL COMMON STOCKS
(Cost: $502,744,011)		591,565,228

SHORT-TERM INVESTMENTS—0.30%

MONEY MARKET FUNDS—0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	1,276,589	1,276,589
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	111,038	111,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	362,871	362,871

		1,750,498

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,750,498)		1,750,498

TOTAL INVESTMENTS IN SECURITIES—99.63%
(Cost: $504,494,509)		593,315,726
Other Assets, Less Liabilities—0.37%		2,222,649

NET ASSETS—100.00%		$595,538,375

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

AIRLINES—0.67%
China Airlines Ltd.(a)(b)	18,480,752	$12,414,226
EVA Airways Corp.(a)(b)	11,550,193	11,889,964

		24,304,190
APPAREL—0.69%
Pou Chen Corp.(b)	17,325,103	16,323,334
Ruentex Industries Ltd.	3,465,000	8,766,183

		25,089,517
AUTO MANUFACTURERS—0.56%
China Motor Co. Ltd.	3,465,000	3,542,747
Yulon Motor Co. Ltd.	6,930,362	16,880,318

		20,423,065
AUTO PARTS & EQUIPMENT—0.96%
Cheng Shin Rubber Industry Co. Ltd.	10,395,615	29,383,565
Nan Kang Rubber Tire Co. Ltd.(a)	3,465,000	5,755,452

		35,139,017
BANKS—1.55%
Chang Hwa Commercial Bank Ltd.	28,875,446	24,837,902
Taiwan Business Bank Ltd.(a)	18,480,000	7,415,989
Taiwan Cooperative Bank Co. Ltd.	28,875,915	24,183,339

		56,437,230
BUILDING MATERIALS—1.95%
Asia Cement Corp.	15,015,353	20,722,937
Taiwan Cement Corp.	26,565,504	38,656,577
Taiwan Glass Industrial Corp.	6,930,414	11,886,445

		71,265,959
CHEMICALS—10.04%
China Petrochemical Development Corp.(a)	11,550,000	14,247,566
Eternal Chemical Co. Ltd.	4,689,561	5,506,638
Formosa Chemicals & Fibre Corp.	23,100,204	88,267,172
Formosa Plastics Corp.	31,185,768	119,706,685
LCY Chemical Corp.	2,406,903	6,055,683
Nan Ya Plastics Corp.	36,960,860	102,794,450
Taiwan Fertilizer Co. Ltd.	5,775,000	18,922,864
TSRC Corp.	3,465,000	10,567,784

		366,068,842
COMPUTERS—14.23%
Acer Inc.(b)	19,635,841	38,439,846
Advantech Co. Ltd.	2,310,883	7,434,952
Chicony Electronics Co. Ltd.(b)	3,465,515	7,231,664
Chimei Innolux Corp.(a)	40,425,008	40,626,731
Clevo Co.	3,465,300	6,868,445
CMC Magnetics Corp.(a)(b)	20,790,400	4,722,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2011

Compal Electronics Inc.(b)	32,340,554	39,216,745
Foxconn Technology Co. Ltd.	5,775,742	27,914,306
HTC Corp.	5,440,080	231,597,781
Inotera Memories Inc.(a)(b)	15,015,024	6,628,051
Inventec Co. Ltd.	15,015,752	8,069,323
Lite-On Technology Corp.	16,170,178	20,680,358
MiTAC International Corp.	585	225
Qisda Corp.(a)	11,550,211	6,247,279
Quanta Computer Inc.	19,635,240	44,605,302
Wistron Corp.(b)	15,015,443	28,294,445

		518,578,400
DIVERSIFIED FINANCIAL SERVICES—9.66%
Capital Securities Corp.	13,648,200	6,905,779
Chinatrust Financial Holding Co. Ltd.	70,455,596	62,693,851
E.Sun Financial Holding Co. Ltd.	26,565,369	19,559,943
First Financial Holding Co. Ltd.	36,960,386	31,792,355
Fubon Financial Holding Co. Ltd.	39,270,979	57,350,402
Hua Nan Financial Holdings Co. Ltd.	32,340,506	25,448,526
KGI Securities Co. Ltd.	21,945,000	11,601,589
Mega Financial Holding Co. Ltd.	60,060,136	51,347,780
Polaris Securities Co. Ltd.	15,015,991	10,898,999
SinoPac Financial Holdings Co. Ltd.	43,890,193	20,446,456
Taishin Financial Holdings Co. Ltd.(a)	35,805,117	21,490,317
Yuanta Financial Holding Co. Ltd.(b)	47,355,076	32,636,450

		352,172,447
ELECTRICAL COMPONENTS & EQUIPMENT—2.51%
Delta Electronics Inc.(b)	13,860,180	55,136,983
Pacific Electric Wire & Cable Co. Ltd.(a)(c)	197	0
Simplo Technology Co. Ltd.(b)	1,422,930	11,321,075
Tatung Co. Ltd.(a)	15,566,964	7,333,427
Walsin Lihwa Corp.(a)	25,410,069	13,256,116
Young Fast Optoelectronics Co. Ltd.(a)	653,475	4,446,649

		91,494,250
ELECTRONICS—13.98%
ASUSTeK Computer Inc.(a)	4,620,670	48,372,160
AU Optronics Corp.(a)(b)	58,905,830	48,408,148
Cheng Uei Precision Industry Co. Ltd.	2,334,239	5,921,736
Chunghwa Picture Tubes Ltd.(a)	35,805,621	4,797,906
Coretronic Corp.	4,620,000	7,464,354
E Ink Holdings Inc.(a)(b)	5,775,000	13,018,285
HannStar Display Corp.(a)	36,960,675	6,423,009
Hon Hai Precision Industry Co. Ltd.(b)	64,680,926	226,835,784
Kinsus Interconnect Technology Corp.	2,310,043	10,398,700
Nan Ya Printed Circuit Board Corp.(b)	1,183,453	4,769,823
Pegatron Corp.(a)	13,860,037	14,920,687
Phison Electronics Corp.	1,155,698	7,057,513
Pixart Imaging Inc.	682	2,463
Synnex Technology International Corp.	9,240,538	21,701,093
TPK Holding Co. Ltd.(a)(b)	695,000	22,675,961
Tripod Technology Corp.	3,465,488	16,325,536
Unimicron Technology Corp.(b)	10,395,794	19,226,614
Wintek Corp.(a)(b)	10,395,000	13,929,162
WPG Holdings Co. Ltd.	9,240,243	17,121,712
Ya Hsin Industrial Co. Ltd.(a)(c)	6,845,461	24

		509,370,670

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2011

ENERGY - ALTERNATE SOURCES—0.23%
Motech Industries Inc.(b)	2,310,803	8,265,251

		8,265,251
FOOD—1.19%
Uni-President Enterprises Co.	30,030,823	43,227,534

		43,227,534
HOME FURNISHINGS—0.28%
Teco Electric and Machinery Co. Ltd.	13,860,092	10,374,393

		10,374,393
INSURANCE—3.15%
Cathay Financial Holding Co. Ltd.	50,820,960	82,730,146
China Life Insurance Co. Ltd.	10,538,949	12,099,362
Shin Kong Financial Holding Co. Ltd.(a)	45,045,411	19,962,896

		114,792,404
INVESTMENT COMPANIES—0.79%
China Development Financial Holding Corp.	70,455,820	28,765,506

		28,765,506
IRON & STEEL—2.93%
China Steel Corp.(b)	78,540,467	94,006,282
Feng Hsin Iron & Steel Co. Ltd.	3,465,050	6,227,102
Tung Ho Steel Enterprise Corp.	5,775,882	6,641,146

		106,874,530
LEISURE TIME—0.24%
Giant Manufacturing Co. Ltd.	2,341,590	8,579,647

		8,579,647
MANUFACTURING—1.39%
Hiwin Technologies Corp.	1,160,000	12,507,939
Largan Precision Co. Ltd.(b)	1,155,794	38,033,072

		50,541,011
METAL FABRICATE & HARDWARE—0.62%
Catcher Technology Co. Ltd.(b)	3,465,743	22,615,554

		22,615,554
OIL & GAS—0.90%
Formosa Petrochemical Corp.(b)	9,240,950	32,730,447

		32,730,447
REAL ESTATE—0.43%
Farglory Land Development Co. Ltd.	2,310,000	5,561,992
Highwealth Construction Corp.	2,310,000	5,279,862
Ruentex Development Co. Ltd.	3,510,000	4,807,464

		15,649,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2011

RETAIL—1.09%
Far Eastern Department Stores Co. Ltd.	6,930,203	13,179,888
President Chain Store Corp.	4,620,215	26,440,844

		39,620,732
SEMICONDUCTORS—23.49%
Advanced Semiconductor Engineering Inc.	34,650,755	42,804,087
Epistar Corp.(b)	5,775,047	19,144,693
Everlight Electronics Co. Ltd.(b)	2,310,784	6,337,985
Macronix International Co. Ltd.(b)	26,565,527	16,686,306
MediaTek Inc.(b)	7,280,632	81,299,586
MStar Semiconductor Inc.(a)	2,320,000	15,948,634
Nanya Technology Corp.(a)	13,395,920	5,469,249
Novatek Microelectronics Corp. Ltd.(b)	3,465,544	11,851,321
Powerchip Technology Corp.(a)	42,735,018	7,694,898
Powertech Technology Inc.	4,620,760	17,253,073
Realtek Semiconductor Corp.	3,465,621	7,776,091
Richtek Technology Corp.(b)	1,155,416	8,688,703
Siliconware Precision Industries Co. Ltd.(b)	23,100,214	31,074,894
Sino-American Silicon Products Inc.(b)	2,310,000	7,190,285
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	191,730,882	513,164,625
Transcend Information Inc.	1,155,905	3,404,347
United Microelectronics Corp.(b)	97,020,501	50,106,550
Vanguard International Semiconductor Corp.	5,775,416	3,244,729
Winbond Electronics Corp.(a)	21,945,000	7,037,532

		856,177,588
TELECOMMUNICATIONS—4.19%
Chunghwa Telecom Co. Ltd.(b)	28,875,648	94,314,152
Far EasTone Telecommunications Co. Ltd.	11,550,259	17,935,810
Taiwan Mobile Co. Ltd.	15,015,677	40,556,004

		152,805,966
TEXTILES—1.30%
Far Eastern New Century Corp.(b)	23,100,201	36,556,308
Formosa Taffeta Co. Ltd.	5,775,515	6,227,568
Tainan Spinning Co. Ltd.	6,930,000	4,497,959

		47,281,835
TRANSPORTATION—0.93%
Evergreen International Storage & Transport Corp.	3,078,000	2,626,133
Evergreen Marine Corp. Ltd.(a)(b)	10,395,467	9,703,693
U-Ming Marine Transport Corp.(b)	3,465,800	7,425,764
Wan Hai Lines Ltd.(a)	8,085,433	6,221,300
Yang Ming Marine Transport Corp.(a)(b)	9,240,305	8,045,002

		34,021,892

TOTAL COMMON STOCKS
(Cost: $2,144,057,408)		3,642,667,195

SHORT-TERM INVESTMENTS—8.90%

MONEY MARKET FUNDS—8.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	295,229,506	295,229,506

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	25,679,044	25,679,044
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	3,331,245	3,331,245

		324,239,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,239,795)		324,239,795

TOTAL INVESTMENTS IN SECURITIES—108.85%
(Cost: $2,468,297,203)		3,966,906,990
Other Assets, Less Liabilities—(8.85)%		(322,409,923)

NET ASSETS—100.00%		$3,644,497,067

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—98.21%

AGRICULTURE—3.25%
Charoen Pokphand Foods PCL NVDR	22,812,200	$22,586,337

		22,586,337
AIRLINES—0.84%
Thai Airways International PCL NVDR	4,987,166	5,843,049

		5,843,049
AUTO PARTS & EQUIPMENT—0.10%
Somboon Advance Technology PCL NVDR	927,900	722,721

		722,721
BANKS—30.36%
Bangkok Bank PCL Foreign	2,993,389	16,152,446
Bangkok Bank PCL NVDR	9,758,000	52,171,485
Bank of Ayudhya PCL NVDR	13,806,300	12,758,297
Kasikornbank PCL Foreign	3,135,713	13,091,343
Kasikornbank PCL NVDR	13,632,500	56,014,728
Kiatnakin Bank PCL NVDR	2,089,900	2,258,885
Krung Thai Bank PCL NVDR	21,163,200	13,340,499
Siam Commercial Bank PCL NVDR	11,847,200	44,964,620

		210,752,303
BUILDING MATERIALS—4.92%
Dynasty Ceramic PCL NVDR	1,071,700	1,795,009
Siam Cement PCL NVDR	2,286,400	26,787,855
Siam City Cement PCL NVDR	507,815	3,938,499
TPI Polene PCL NVDR	3,771,200	1,630,453

		34,151,816
CHEMICALS—7.80%
Indorama Ventures PCL NVDR	10,962,410	17,094,847
IRPC PCL NVDR	75,506,200	14,577,930
PTT Chemical PCL NVDR	2,775,700	13,832,696
Siam Gas and Petrochemicals PCL NVDR	2,184,300	1,333,649
Sri Trang Agro-Industry PCL NVDR	4,810,871	4,683,851
Thai Plastic & Chemical PCL NVDR	1,648,700	1,591,567
Vinythai PCL NVDR	1,824,465	1,035,670

		54,150,210
COAL—4.06%
Banpu PCL NVDR	1,154,500	28,195,710

		28,195,710
COMMERCIAL SERVICES—0.23%
Bangkok Expressway PCL NVDR	2,735,400	1,624,990

		1,624,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2011

COMPUTERS—0.24%
Cal-Comp Electronics (Thailand) PCL NVDR	15,751,626	1,694,729

		1,694,729
DIVERSIFIED FINANCIAL SERVICES—1.46%
Kim Eng Securities (Thailand) PCL NVDR	1,957,700	1,027,308
Phatra Capital PCL NVDR	740,700	727,255
Thanachart Capital PCL NVDR	5,007,400	5,040,452
TISCO Financial Group PCL NVDR	2,693,000	3,332,921

		10,127,936
ELECTRIC—1.91%
Electricity Generating PCL NVDR	966,304	3,037,639
Glow Energy PCL NVDR	3,850,900	6,386,393
Ratchaburi Electricity Generating Holding PCL NVDR	2,624,000	3,810,429

		13,234,461
ELECTRONICS—0.96%
Delta Electronics (Thailand) PCL NVDR	3,768,744	3,072,210
Hana Microelectronics PCL NVDR	4,408,400	3,564,548

		6,636,758
ENGINEERING & CONSTRUCTION—1.18%
Airports of Thailand PCL NVDR	3,239,000	4,195,734
CH. Karnchang PCL NVDR	3,378,400	830,663
Italian-Thai Development PCL NVDR	10,626,500	1,353,739
Sino-Thai Engineering & Construction PCL NVDR	4,102,500	1,814,307

		8,194,443
ENTERTAINMENT—0.23%
Major Cineplex Group PCL NVDR	3,297,100	1,632,228

		1,632,228
FOOD—1.23%
GFPT PCL NVDR	2,823,400	1,052,951
Khon Kaen Sugar Industry PCL NVDR	3,442,300	1,522,337
Thai Union Frozen Products PCL NVDR	2,186,360	3,463,541
Thai Vegetable Oil PCL NVDR	2,820,453	2,466,733

		8,505,562
HEALTH CARE - SERVICES—0.54%
Bangkok Chain Hospital PCL NVDR	3,607,300	714,317
Bumrungrad Hospital PCL NVDR	2,338,129	3,009,473

		3,723,790
HOME BUILDERS—0.16%
Asian Property Development PCL NVDR	6,685,860	1,114,310

		1,114,310
IRON & STEEL—0.99%
G J Steel PCL NVDR(a)	127,515,900	1,010,027
G Steel PCL NVDR(a)	63,480,400	1,340,840

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2011

Sahaviriya Steel Industries PCL NVDR(a)	69,516,240	2,867,832
Tata Steel (Thailand) PCL NVDR(a)	16,154,000	794,372
Thainox Stainless PCL NVDR	20,978,890	844,694

		6,857,765
LODGING—0.72%
Central Plaza Hotel PCL NVDR	4,016,000	1,073,584
Minor International PCL NVDR	9,685,400	3,899,732

		4,973,316
MEDIA—1.27%
BEC World PCL NVDR	6,805,500	8,141,893
MCOT PCL NVDR	705,000	703,837

		8,845,730
METAL FABRICATE & HARDWARE—0.11%
STP & I PCL NVDR	885,800	738,167

		738,167
OIL & GAS—22.98%
Bangchak Petroleum PCL NVDR	1,924,300	1,352,726
Esso (Thailand) PCL NVDR	7,978,400	3,317,750
PTT Aromatics & Refining PCL NVDR	8,407,700	10,613,681
PTT Exploration & Production PCL NVDR	8,840,700	51,789,579
PTT PCL NVDR	6,490,500	75,829,604
Thai Oil PCL NVDR	6,223,500	16,585,730

		159,489,070
PACKAGING & CONTAINERS—0.31%
Polyplex PCL NVDR	2,776,950	2,135,410

		2,135,410
REAL ESTATE—2.36%
Amata Corp. PCL NVDR	4,081,800	1,953,337
Bangkok Land PCL NVDR(a)	55,173,500	1,474,935
Hemaraj Land and Development PCL NVDR	36,522,400	2,555,363
LPN Development PCL NVDR	3,891,947	1,297,316
Pruksa Real Estate PCL NVDR	4,822,664	3,040,029
Quality Houses PCL NVDR	26,417,500	1,778,604
Rojana Industrial Park PCL NVDR	1,864,168	719,827
Sansiri PCL NVDR	5,039,533	761,751
Supalai PCL NVDR	4,615,800	1,660,469
Ticon Industrial Connection PCL NVDR	2,606,883	1,127,068

		16,368,699
RETAIL—5.08%
CP All PCL NVDR	16,671,000	24,483,812
Home Product Center PCL NVDR	11,325,605	3,158,461
Robinson Department Store PCL NVDR	2,760,628	2,801,627
Siam Makro PCL NVDR	741,308	4,844,191

		35,288,091
TELECOMMUNICATIONS—3.71%
Advanced Information Service PCL NVDR	6,696,900	21,438,921
Jasmine International PCL NVDR	27,408,600	2,587,082

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2011

Samart Corp. PCL NVDR	2,553,600	792,206
Thaicom PCL NVDR(a)	3,256,400	951,127

		25,769,336
TRANSPORTATION—0.93%
Bangkok Metro PCL NVDR(a)	15,005,666	326,856
Precious Shipping PCL NVDR	1,896,200	1,107,681
Regional Container Lines PCL NVDR(a)	1,756,205	544,829
Tanayong PCL NVDR	104,199,757	2,544,813
Thoresen Thai Agencies PCL NVDR	2,718,630	1,902,144

		6,426,323
WATER—0.28%
Thai Tap Water Supply PCL NVDR	10,246,166	1,961,312

		1,961,312

TOTAL COMMON STOCKS
(Cost: $564,737,136)		681,744,572

RIGHTS—0.22%

TELECOMMUNICATIONS—0.22%
True Corp. PCL(a)(b)	17,841,836	1,501,541

		1,501,541

TOTAL RIGHTS
(Cost: $1,081,031)		1,501,541

WARRANTS—0.01%

REAL ESTATE—0.01%
Bangkok Land PCL (Expires 9/22/15)(a)	6,189,157	40,853

		40,853

TOTAL WARRANTS
(Cost: $0)		40,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2011

SHORT-TERM INVESTMENTS—0.68%

MONEY MARKET FUNDS—0.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	4,753,600	4,753,600

		4,753,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,753,600)		4,753,600

TOTAL INVESTMENTS IN SECURITIES—99.12%
(Cost: $570,571,767)		688,040,566
Other Assets, Less Liabilities—0.88%		6,121,470

NET ASSETS—100.00%		$694,162,036

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.43%

AEROSPACE & DEFENSE—0.37%
Aselsan Elektronik Sanayi ve TAS	408,621	$2,250,510

		2,250,510
AIRLINES—1.51%
Turk Hava Yollari Anonim Ortakligi(a)	3,474,300	9,241,316

		9,241,316
AUTO MANUFACTURERS—0.27%
Otokar Otomotiv Ve Savunma Sanayi AS	72,925	1,656,764

		1,656,764
AUTO PARTS & EQUIPMENT—0.18%
Goodyear Lastikleri Turk AS	31,000	1,096,195

		1,096,195
BANKS—38.91%
Akbank TAS	10,422,818	48,271,908
Albaraka Turk Katilim Bankasi AS	1,638,551	2,153,559
Asya Katilim Bankasi AS(a)	4,299,338	7,103,675
Sekerbank TAS(b)	2,280,078	2,097,706
Turkiye Garanti Bankasi AS	18,239,842	81,279,056
Turkiye Halk Bankasi AS	2,714,307	19,790,760
Turkiye Is Bankasi AS	13,679,789	42,722,585
Turkiye Vakiflar Bankasi TAO	6,514,269	15,084,989
Yapi ve Kredi Bankasi AS(a)	7,551,338	19,093,382

		237,597,620
BEVERAGES—5.24%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,758,892	24,383,188
Coca-Cola Icecek AS	552,263	7,586,790

		31,969,978
BUILDING MATERIALS—2.33%
Adana Cimento Sanayii TAS Class A	497,800	1,448,724
Afyon Cimento Sanayi TAS	6,285	511,359
Akcansa Cimento Sanayi ve TAS(b)	415,644	1,867,771
Baticim Bati Anodolu Cimento Sanayii AS	301,607	1,789,482
Bolu Cimento Sanayii AS	622,000	595,607
Bursa Cimento Fabrikasi AS	455,537	1,476,832
Cimsa Cimento Sanayi ve TAS	351,942	2,017,642
Goltas Goller Bolgesi Cimento Sanayi ve TAS	25,000	1,103,079
Konya Cimento Sanayii AS	8,400	1,456,252
Mardin Cimento Sanayii ve TAS	428,000	1,928,652

		14,195,400
CHEMICALS—1.06%
Advansa Sasa Polyester Sanayi AS(a)	939,400	1,281,695
Aksa Akrilik Kimya Sanayii AS(b)	722,990	1,986,435
Bagfas Bandirma Gubre Fabrikalari AS	15,699	1,547,498

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2011

Gubre Fabrikalari TAS(a)(b)	182,264	1,676,859

		6,492,487
COMMERCIAL SERVICES—1.08%
Ihlas Holding AS(a)(b)	5,835,280	4,199,883
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	842,718	2,383,956

		6,583,839
DISTRIBUTION & WHOLESALE—0.76%
Aygaz AS	518,351	3,373,919
Bizim Toptan Satis Magazalari AS	73,399	1,258,689

		4,632,608
DIVERSIFIED FINANCIAL SERVICES—1.12%
Is Finansal Fabrikasi AS(a)	1,024,858	1,019,855
Is Yatirim Menkul Degerler AS	521,204	730,690
Turkiye Sinai Kalkinma Bankasi AS	3,032,496	5,067,445

		6,817,990
ELECTRIC—0.61%
Akenerji Elektrik Uretim AS(a)(b)	979,250	2,261,505
Zorlu Enerji Elektrik Uretim AS(a)(b)	978,600	1,463,796

		3,725,301
ENGINEERING & CONSTRUCTION—3.10%
Enka Insaat ve Sanayi AS	2,484,104	8,986,182
TAV Havalimanlari Holding AS(a)	1,420,000	7,536,362
Torunlar Gayrimenkul Yatirim Ortakligi AS	583,600	2,403,360

		18,925,904
ENTERTAINMENT—0.60%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret AS(a)	105,000	587,495
Fenerbahce Sportif Hizmetler Sanayi ve TAS(b)	32,599	1,443,472
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	4,800	1,162,599
Trabzonspor Sportif Yatirim ve Ticaret AS	54,200	496,952

		3,690,518
FOOD—4.84%
Banvit Bandirma Vitaminli Yem Sanayii AS(b)	173,800	491,661
BIM Birlesik Magazalar AS	725,182	22,920,072
Kiler Alisveris Hizmetleri Gida Sanayi ve Ticaret AS(a)	155,226	629,531
Pinar Sut Mamulleri Sanayii AS	156,200	1,520,159
Tat Konserve Sanayii AS(a)(b)	463,647	1,056,249
Ulker Biskuvi Sanayi AS	816,524	2,953,754

		29,571,426
FOREST PRODUCTS & PAPER—0.43%
Ipek Matbaacilik Sanayi ve TAS(a)	451,200	1,047,661
Kartonsan Karton Sanayi ve TAS	7,430	941,654
Tire Kutu Ve Kagit Sanayii AS(a)(b)	704,067	647,752

		2,637,067
HOLDING COMPANIES - DIVERSIFIED—8.34%
Akfen Holding AS(a)	348,124	2,570,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2011

Alarko Holding AS	582,279	1,271,845
Dogan Sirketler Grubu Holdings AS(a)	1	1
Eczacibasi Yatirim Holding Ortakligi AS(b)	273,600	1,003,440
Haci Omer Sabanci Holding AS	4,430,602	19,521,491
KOC Holding AS(b)	5,244,198	23,762,671
Yazicilar Holding AS	378,287	2,805,546

		50,935,943
HOME FURNISHINGS—1.87%
Arcelik AS	1,760,804	9,146,747
Vestel Beyaz Esya Sanayi ve TAS	577,600	1,019,422
Vestel Elektronik Sanayi ve TAS(a)	730,448	1,270,902

		11,437,071
HOUSEWARES—1.61%
Anadolu Cam Sanayii AS	751,924	1,882,398
Turk Sise ve Cam Fabrikalari AS	2,981,000	7,966,498

		9,848,896
INSURANCE—1.10%
Aksigorta AS(a)(b)	1,063,200	1,124,551
Anadolu Anonim Turk Sigorta Sirketi(b)	1,954,352	1,369,930
Anadolu Hayat Emeklilik AS	434,333	1,247,708
Gunes Sigorta AS(a)	329,750	472,605
Yapi Kredi Sigorta AS(b)	243,245	2,504,306

		6,719,100
IRON & STEEL—2.85%
Eregli Demir ve Celik Fabrikalari TAS	4,668,539	11,804,293
Izmir Demir Celik Sanayi AS(a)(b)	260,600	1,118,861
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A(a)	1,608,800	1,127,710
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B(a)	806,800	610,983
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)	4,962,400	2,764,136

		17,425,983
LODGING—0.31%
Net Holding AS(a)	2,064,968	1,873,953

		1,873,953
MACHINERY—0.44%
Turk Traktor ve Ziraat Makineleri AS	115,927	2,706,269

		2,706,269
MANUFACTURING—0.57%
Trakya Cam Sanayii AS	1,571,827	3,462,782

		3,462,782
MEDIA—0.50%
Dogan Gazetecilik AS(a)	277,400	536,467
Dogan Yayin Holding AS(a)(b)	2,138,200	1,472,037
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	1,198,600	1,065,222

		3,073,726

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2011

METAL FABRICATE & HARDWARE—0.21%
Borusan Mannesmann Boru Sanayi ve TAS(a)(b)	73,961	1,277,584

		1,277,584
MINING—0.32%
Koza Altin Isletmeleri AS	49,362	656,492
Park Elektrik Uretim Madencilik Sanayi ve TAS(a)	517,184	1,317,398

		1,973,890
OIL & GAS—4.67%
Turkiye Petrol Rafinerileri AS	1,087,554	28,519,535

		28,519,535
PHARMACEUTICALS—0.80%
Deva Holding AS(a)	551,989	963,856
EIS Eczacibasi Ilac Sanayi ve TAS	1,428,400	2,011,454
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,348,400	1,881,920

		4,857,230
REAL ESTATE—1.63%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,420,000	9,939,041

		9,939,041
REAL ESTATE INVESTMENT TRUSTS—1.18%
Akmerkez Gayrimenkul Yatirim Ortakligi AS(a)	65,399	3,100,497
Is Gayrimenkul Yatirim Ortakligi AS	2,149,690	2,341,007
Sinpas Gayrimenkul Yatirim Ortakligi AS(b)	1,519,991	1,778,935

		7,220,439
RETAIL—0.68%
Boyner Buyuk Magazacilik AS(a)	279,821	653,231
Dogus Otomotiv Servis ve TAS(a)	668,800	2,088,692
Turcas Petrolculuk AS(b)	586,290	1,412,703

		4,154,626
TELECOMMUNICATIONS—9.76%
Nortel Networks Netas Telekomunikasyon AS(b)	19,802	1,821,813
Turk Telekomunikasyon AS	4,559,922	20,604,980
Turkcell Iletisim Hizmetleri AS(a)	6,687,978	37,169,386

		59,596,179
TEXTILES—0.03%
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	13,887	191,209

		191,209
TRANSPORTATION—0.15%
Celebi Hava Servisi AS	52,764	885,014

		885,014

TOTAL COMMON STOCKS
(Cost: $656,347,968)		607,183,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2011

RIGHTS—0.01%

MEDIA—0.01%
Dogan Yayin Holding AS(a)	2,204,600	96,584

		96,584

TOTAL RIGHTS
(Cost: $0)		96,584

SHORT-TERM INVESTMENTS—2.71%

MONEY MARKET FUNDS—2.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	15,207,320	15,207,320
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	1,322,732	1,322,732
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	7,973	7,973

		16,538,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,538,025)		16,538,025

TOTAL INVESTMENTS IN SECURITIES—102.15%
(Cost: $672,885,993)		623,818,002
Other Assets, Less Liabilities—(2.15)%		(13,159,460)

NET ASSETS—100.00%		$610,658,542

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.29%

AEROSPACE & DEFENSE—1.68%
BAE Systems PLC	1,874,821	$10,189,513
Cobham PLC	642,408	2,396,003
Rolls-Royce Group PLC(a)	1,029,964	10,781,910
Rolls-Royce Group PLC Class C(b)	98,876,544	162,746

		23,530,172
AGRICULTURE—4.95%
British American Tobacco PLC	1,099,709	49,269,987
Imperial Tobacco Group PLC	560,976	20,091,840

		69,361,827
APPAREL—0.37%
Burberry Group PLC	239,395	5,197,284

		5,197,284
BANKS—13.69%
Barclays PLC	6,372,054	29,015,273
HSBC Holdings PLC	9,751,859	101,892,185
Lloyds Banking Group PLC(a)	22,522,357	19,276,746
Royal Bank of Scotland Group PLC(a)	9,685,130	6,790,967
Standard Chartered PLC	1,293,864	34,670,458

		191,645,629
BEVERAGES—3.49%
Diageo PLC	1,379,066	29,372,159
SABMiller PLC	525,161	19,444,421

		48,816,580
COMMERCIAL SERVICES—2.12%
Aggreko PLC	151,177	4,645,651
Babcock International Group PLC	197,171	2,237,659
Bunzl PLC	183,222	2,311,566
Capita Group PLC	337,792	4,092,076
Experian PLC	550,043	7,242,745
G4S PLC	777,374	3,658,143
Intertek Group PLC	87,464	2,945,449
Serco Group PLC	269,178	2,556,418

		29,689,707
DISTRIBUTION & WHOLESALE—0.38%
Wolseley PLC	156,832	5,312,471

		5,312,471
DIVERSIFIED FINANCIAL SERVICES—0.55%
ICAP PLC	311,779	2,485,295
Investec PLC	265,031	2,202,950
London Stock Exchange Group PLC	83,317	1,344,614

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2011

Schroders PLC	62,205	1,677,087

		7,709,946
ELECTRIC—2.57%
International Power PLC	845,683	4,438,934
National Grid PLC	1,932,125	19,907,930
Scottish & Southern Energy PLC	513,097	11,637,648

		35,984,512
ENGINEERING & CONSTRUCTION—0.14%
Balfour Beatty PLC	373,607	1,979,486

		1,979,486
FOOD—4.79%
Associated British Foods PLC	196,417	3,481,860
J Sainsbury PLC	668,421	3,802,247
Tesco PLC	4,434,274	30,584,749
Unilever PLC	706,875	22,932,204
Wm Morrison Supermarkets PLC	1,244,100	6,216,896

		67,017,956
FOOD SERVICE—0.72%
Compass Group PLC	1,042,405	10,140,060

		10,140,060
GAS—1.06%
Centrica PLC	2,838,056	14,859,397

		14,859,397
HEALTH CARE - PRODUCTS—0.39%
Smith & Nephew PLC	492,739	5,490,630

		5,490,630
HOUSEHOLD PRODUCTS & WARES—1.37%
Reckitt Benckiser Group PLC	340,054	19,237,293

		19,237,293
INSURANCE—3.76%
Admiral Group PLC	111,215	3,154,025
Aviva PLC	1,550,601	11,150,611
Legal & General Group PLC	3,218,449	6,203,261
Old Mutual PLC	3,007,329	6,494,285
Prudential PLC	1,400,932	17,005,743
RSA Insurance Group PLC	1,922,700	4,351,418
Standard Life PLC	1,254,656	4,334,646

		52,693,989
INVESTMENT COMPANIES—0.60%
Man Group PLC	1,036,373	4,382,246
Resolution Ltd.	795,470	4,079,790

		8,462,036

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2011

LEISURE TIME—0.37%
Carnival PLC	100,659	4,044,240
TUI Travel PLC	278,226	1,076,173

		5,120,413
LODGING—0.24%
InterContinental Hotels Group PLC	160,602	3,423,239

		3,423,239
MACHINERY—0.27%
Weir Group PLC (The)	116,116	3,812,866

		3,812,866
MANUFACTURING—0.48%
Invensys PLC	450,892	2,299,167
Smiths Group PLC	216,021	4,394,718

		6,693,885
MEDIA—2.44%
British Sky Broadcasting Group PLC	626,951	8,585,656
ITV PLC(a)	2,015,442	2,356,953
Pearson PLC	448,253	8,425,697
Reed Elsevier PLC	669,929	6,075,708
WPP PLC	696,319	8,676,023

		34,120,037
METAL FABRICATE & HARDWARE—0.30%
Johnson Matthey PLC	118,378	4,128,749

		4,128,749
MINING—13.63%
Anglo American PLC	727,610	36,287,565
Antofagasta PLC	216,775	4,741,882
BHP Billiton PLC	1,202,253	47,551,715
Eurasian Natural Resources Corp.	141,375	1,967,446
Fresnillo PLC	99,905	2,397,515
Glencore International PLC(a)	457,678	4,000,856
Kazakhmys PLC	117,624	2,543,946
Lonmin PLC	88,595	2,333,167
Randgold Resources Ltd.	50,141	4,138,857
Rio Tinto PLC	796,978	55,685,301
Vedanta Resources PLC	65,221	2,310,182
Xstrata PLC	1,143,441	26,828,570

		190,787,002
OIL & GAS—18.95%
BG Group PLC	1,866,904	43,219,354
BP PLC	10,350,912	79,793,164
Cairn Energy PLC(a)	767,949	5,576,792
Essar Energy PLC(a)	178,321	1,338,100
Royal Dutch Shell PLC Class A	1,963,416	70,838,510
Royal Dutch Shell PLC Class B	1,485,003	53,748,841
Tullow Oil PLC	489,723	10,857,620

		265,372,381

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2011

OIL & GAS SERVICES— 0.52%
AMEC PLC	183,599	3,499,415
Petrofac Ltd.	142,129	3,750,013

		7,249,428
PACKAGING & CONTAINERS—0.23%
Rexam PLC	481,429	3,169,632

		3,169,632
PHARMACEUTICALS—7.99%
AstraZeneca PLC	766,441	40,084,903
GlaxoSmithKline PLC	2,856,529	62,062,478
Shire PLC	309,517	9,766,145

		111,913,526
REAL ESTATE—0.89%
British Land Co. PLC	463,333	4,556,671
Capital Shopping Centres Group PLC	309,140	2,079,075
Land Securities Group PLC	425,633	5,828,746

		12,464,492
REAL ESTATE INVESTMENT TRUSTS—0.38%
Hammerson PLC	389,064	3,070,621
SEGRO PLC	412,438	2,204,233

		5,274,854
RETAIL—1.41%
Home Retail Group PLC	454,285	1,607,620
Kingfisher PLC	1,297,257	6,130,216
Marks & Spencer Group PLC	871,247	5,720,340
Next PLC	99,151	3,704,585
Whitbread PLC	97,643	2,621,269

		19,784,030
SEMICONDUCTORS—0.50%
ARM Holdings PLC	740,805	6,980,651

		6,980,651
SOFTWARE—0.52%
Autonomy Corp. PLC(a)	127,049	3,757,819
Sage Group PLC (The)	724,971	3,462,857

		7,220,676
TELECOMMUNICATIONS—6.85%
BT Group PLC	4,276,311	14,133,494
Inmarsat PLC	253,721	2,518,200
Vodafone Group PLC	28,518,165	79,304,224

		95,955,918

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2011

VENTURE CAPITAL— 0.18%
3i Group PLC	530,439	2,516,205

		2,516,205
WATER—0.51%
Severn Trent PLC	131,196	3,269,362
United Utilities Group PLC	374,361	3,832,636

		7,101,998

TOTAL COMMON STOCKS
(Cost: $1,381,857,063)		1,390,218,957

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	185,847	185,847

		185,847

TOTAL SHORT-TERM INVESTMENTS)
(Cost: $185,847		185,847

TOTAL INVESTMENTS IN SECURITIES—99.30%
(Cost: $1,382,042,910)		1,390,404,804
Other Assets, Less Liabilities—0.70%		9,738,036

NET ASSETS—100.00%		$1,400,142,840

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

Security	Shares	Value

COMMON STOCKS—99.74%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The)	54	$644
Omnicom Group Inc.	37	1,731

		2,375
AEROSPACE & DEFENSE—1.90%
Boeing Co. (The)	78	6,086
General Dynamics Corp.	34	2,523
Goodrich Corp.	14	1,222
L-3 Communications Holdings Inc.	13	1,061
Lockheed Martin Corp.	32	2,493
Northrop Grumman Corp.	33	2,155
Raytheon Co.	44	2,217
Rockwell Collins Inc.	17	1,039
United Technologies Corp.	97	8,514

		27,310
AGRICULTURE—2.29%
Altria Group Inc.	235	6,594
Archer-Daniels-Midland Co.	73	2,366
Bunge Ltd.	15	1,117
Lorillard Inc.	18	2,075
Monsanto Co.	62	4,404
Philip Morris International Inc.	206	14,781
Reynolds American Inc.	42	1,671

		33,008
AIRLINES—0.05%
Delta Air Lines Inc.(a)	22	222
Southwest Airlines Co.	20	237
United Continental Holdings Inc.(a)	9	217

		676
APPAREL—0.51%
Coach Inc.	35	2,228
Nike Inc. Class B	39	3,293
Polo Ralph Lauren Corp.	6	761
VF Corp.	10	997

		7,279
AUTO MANUFACTURERS—0.73%
Ford Motor Co.(a)	394	5,878
General Motors Co.(a)	86	2,736
PACCAR Inc.	38	1,900

		10,514
AUTO PARTS & EQUIPMENT—0.41%
Autoliv Inc.	10	770
BorgWarner Inc.(a)	13	943
Goodyear Tire & Rubber Co. (The)(a)	25	443
Johnson Controls Inc.	78	3,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

TRW Automotive Holdings Corp.(a)	12	682

		5,927
BANKS—3.81%
Bank of America Corp.	1,133	13,313
Bank of New York Mellon Corp. (The)	137	3,851
BB&T Corp.	80	2,203
Comerica Inc.	19	686
Fifth Third Bancorp	91	1,188
KeyCorp	97	821
M&T Bank Corp.	12	1,060
Marshall & Ilsley Corp.	55	440
Northern Trust Corp.	24	1,171
PNC Financial Services Group Inc. (The)(b)	59	3,683
Regions Financial Corp.	131	925
State Street Corp.	58	2,655
SunTrust Banks Inc.	56	1,575
U.S. Bancorp	217	5,555
Wells Fargo & Co.	556	15,774

		54,900
BEVERAGES—2.35%
Brown-Forman Corp. Class B NVS	9	652
Coca-Cola Co. (The)	234	15,634
Coca-Cola Enterprises Inc.	32	925
Constellation Brands Inc. Class A(a)	22	483
Dr Pepper Snapple Group Inc.	28	1,154
Green Mountain Coffee Roasters Inc.(a)	14	1,153
Hansen Natural Corp.(a)	8	573
Molson Coors Brewing Co. Class B NVS	17	793
PepsiCo Inc.	175	12,446

		33,813
BIOTECHNOLOGY—1.20%
Alexion Pharmaceuticals Inc.(a)	20	948
Amgen Inc.(a)	104	6,296
Biogen Idec Inc.(a)	30	2,842
Celgene Corp.(a)	53	3,228
Human Genome Sciences Inc.(a)	22	602
Illumina Inc.(a)	14	1,009
Life Technologies Corp.(a)	20	1,040
Vertex Pharmaceuticals Inc.(a)	24	1,296

		17,261
BUILDING MATERIALS—0.07%
Martin Marietta Materials Inc.	5	428
Masco Corp.	40	570

		998
CHEMICALS—2.12%
Air Products and Chemicals Inc.	25	2,377
Airgas Inc.	8	553
Celanese Corp. Series A	16	833
CF Industries Holdings Inc.	8	1,230
Dow Chemical Co. (The)	130	4,697
E.I. du Pont de Nemours and Co.	103	5,490
Eastman Chemical Co.	8	847
Ecolab Inc.	26	1,427

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

FMC Corp.	8	675
International Flavors & Fragrances Inc.	9	577
Lubrizol Corp.	8	1,076
LyondellBasell Industries NV Class A	32	1,402
Mosaic Co. (The)	32	2,267
PPG Industries Inc.	20	1,774
Praxair Inc.	35	3,704
Sherwin-Williams Co. (The)	11	966
Sigma-Aldrich Corp.	9	633

		30,528
COAL—0.35%
Alpha Natural Resources Inc.(a)(c)	13	712
Arch Coal Inc.	18	538
CONSOL Energy Inc.	24	1,231
Peabody Energy Corp.	30	1,841
Walter Energy Inc.	6	747

		5,069
COMMERCIAL SERVICES—1.43%
Alliance Data Systems Corp.(a)	6	564
Apollo Group Inc. Class A(a)	16	658
DeVry Inc.	7	377
Equifax Inc.	14	529
H&R Block Inc.	37	599
Hertz Global Holdings Inc.(a)	32	517
Iron Mountain Inc.	20	680
Manpower Inc.	9	550
MasterCard Inc. Class A	14	4,019
McKesson Corp.	30	2,568
Moody’s Corp.	22	878
Pharmaceutical Product Development Inc.	12	346
Quanta Services Inc.(a)	23	454
R.R. Donnelley & Sons Co.	23	491
Robert Half International Inc.	16	441
SAIC Inc.(a)	29	509
Verisk Analytics Inc. Class A(a)	12	409
Visa Inc. Class A	55	4,458
Western Union Co.	76	1,563

		20,610
COMPUTERS—6.44%
Accenture PLC Class A	72	4,132
Apple Inc.(a)	102	35,479
Cognizant Technology Solutions Corp. Class A(a)	33	2,509
Computer Sciences Corp.	17	678
Dell Inc.(a)	199	3,200
EMC Corp.(a)(c)	231	6,577
Hewlett-Packard Co.	244	9,121
IHS Inc. Class A(a)	5	439
International Business Machines Corp.	142	23,988
NetApp Inc.(a)	37	2,026
SanDisk Corp.(a)	25	1,188
Seagate Technology PLC	55	924
Synopsys Inc.(a)	16	437
Teradata Corp.(a)	19	1,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 20112

Western Digital Corp.(a)	25	916

		92,674
COSMETICS & PERSONAL CARE—1.96%
Avon Products Inc.	48	1,426
Colgate-Palmolive Co.	52	4,552
Estee Lauder Companies Inc. (The) Class A	12	1,230
Procter & Gamble Co. (The)	314	21,038

		28,246
DISTRIBUTION & WHOLESALE—0.21%
Fastenal Co.(c)	30	995
Genuine Parts Co.	18	986
W.W. Grainger Inc.	7	1,058

		3,039
DIVERSIFIED FINANCIAL SERVICES—5.15%
American Express Co.	121	6,244
Ameriprise Financial Inc.	28	1,714
BlackRock Inc.(b)	10	2,056
Capital One Financial Corp.	53	2,880
Charles Schwab Corp. (The)	115	2,071
CIT Group Inc.(a)	22	975
Citigroup Inc.	334	13,744
CME Group Inc.	8	2,286
Discover Financial Services	60	1,430
Eaton Vance Corp.	12	379
Franklin Resources Inc.	18	2,332
Goldman Sachs Group Inc. (The)	55	7,740
IntercontinentalExchange Inc.(a)	7	845
Invesco Ltd.	47	1,160
Jefferies Group Inc.	11	244
JPMorgan Chase & Co.	442	19,112
Legg Mason Inc.	18	609
Morgan Stanley	143	3,455
NASDAQ OMX Group Inc. (The)(a)	16	408
NYSE Euronext Inc.	29	1,056
SLM Corp.(a)	52	886
T. Rowe Price Group Inc.	30	1,899
TD Ameritrade Holding Corp.	29	625

		74,150
ELECTRIC—2.95%
AES Corp. (The)(a)	74	959
Alliant Energy Corp.	12	494
Ameren Corp.	26	772
American Electric Power Co. Inc.	53	2,025
Calpine Corp.(a)	39	616
CenterPoint Energy Inc.	41	792
Consolidated Edison Inc.	33	1,751
Constellation Energy Group Inc.	20	744
Dominion Resources Inc.	69	3,293
DTE Energy Co.	18	929
Duke Energy Corp.	150	2,812
Edison International	34	1,338
Entergy Corp.	21	1,431
Exelon Corp.	76	3,181
FirstEnergy Corp.	46	2,052
Integrys Energy Group Inc.	8	419

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

MDU Resources Group Inc.	20	473
NextEra Energy Inc.	45	2,608
Northeast Utilities	19	670
NRG Energy Inc.(a)	28	693
NSTAR	12	552
Pepco Holdings Inc.	24	479
PG&E Corp.	41	1,779
Pinnacle West Capital Corp.	12	543
PPL Corp.	52	1,466
Progress Energy Inc.	31	1,476
Public Service Enterprise Group Inc.	56	1,876
SCANA Corp.	13	529
Southern Co.	91	3,647
Wisconsin Energy Corp.	26	813
Xcel Energy Inc.	50	1,237

		42,449
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
AMETEK Inc.	18	783
Emerson Electric Co.	86	4,691
Energizer Holdings Inc.(a)	7	539

		6,013
ELECTRONICS—0.85%
Agilent Technologies Inc.(a)	38	1,895
Amphenol Corp. Class A	19	1,027
Arrow Electronics Inc.(a)	13	580
Avnet Inc.(a)	17	615
Dolby Laboratories Inc. Class A(a)(c)	6	281
Flextronics International Ltd.(a)(c)	90	652
FLIR Systems Inc.	17	615
Garmin Ltd.(a)	13	443
TE Connectivity Ltd.	51	1,878
Thermo Fisher Scientific Inc.(a)	47	3,076
Waters Corp.(a)	12	1,183

		12,245
ENERGY - ALTERNATE SOURCES—0.05%
First Solar Inc.(a)(c)	6	746

		746
ENGINEERING & CONSTRUCTION—0.25%
Fluor Corp.	20	1,378
Foster Wheeler AG(a)	14	480
Jacobs Engineering Group Inc.(a)	14	645
KBR Inc.	18	672
URS Corp.(a)	9	396

		3,571
ENTERTAINMENT—0.04%
International Game Technology	33	569

		569
ENVIRONMENTAL CONTROL—0.27%
Republic Services Inc.	42	1,324
Stericycle Inc.(a)	6	535
Waste Management Inc.	54	2,099

		3,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

FOOD—1.87%
Campbell Soup Co.	10	348
ConAgra Foods Inc.	49	1,246
General Mills Inc.	76	3,023
H.J. Heinz Co.	35	1,922
Hershey Co. (The)	18	1,003
Hormel Foods Corp.	16	469
J.M. Smucker Co. (The)	13	1,031
Kellogg Co.	31	1,767
Kraft Foods Inc. Class A	198	6,924
Kroger Co. (The)	70	1,737
McCormick & Co. Inc. NVS	13	652
Ralcorp Holdings Inc.(a)	6	528
Safeway Inc.	45	1,111
Sara Lee Corp.	73	1,427
Sysco Corp.	69	2,222
Tyson Foods Inc. Class A	32	609
Whole Foods Market Inc.	16	979

		26,998
FOREST PRODUCTS & PAPER—0.36%
International Paper Co.	45	1,405
MeadWestvaco Corp.	19	646
Plum Creek Timber Co. Inc.(c)	18	729
Rayonier Inc.	9	598
Rock-Tenn Co. Class A	7	538
Weyerhaeuser Co.	60	1,292

		5,208
GAS—0.18%
Energen Corp.	8	498
NiSource Inc.	30	609
Sempra Energy	26	1,435

		2,542
HAND & MACHINE TOOLS—0.09%
Stanley Black & Decker Inc.	17	1,256

		1,256
HEALTH CARE - PRODUCTS—3.39%
Baxter International Inc.	68	4,047
Beckman Coulter Inc.	8	665
Becton, Dickinson and Co.	26	2,276
Boston Scientific Corp.(a)	167	1,199
C.R. Bard Inc.	11	1,230
CareFusion Corp.(a)	21	609
Covidien PLC	58	3,190
DENTSPLY International Inc.	8	314
Edwards Lifesciences Corp.(a)	14	1,242
Henry Schein Inc.(a)	6	431
Hologic Inc.(a)	28	602
Intuitive Surgical Inc.(a)	4	1,396
Johnson & Johnson	304	20,456
Medtronic Inc.	107	4,355
Patterson Companies Inc.	10	346
St. Jude Medical Inc.	37	1,875
Stryker Corp.	33	2,059
Varian Medical Systems Inc.(a)	14	945

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

Zimmer Holdings Inc.(a)	24	1,626

		48,863
HEALTH CARE - SERVICES—1.25%
Aetna Inc.	48	2,097
Covance Inc.(a)	7	412
Coventry Health Care Inc.(a)	16	563
DaVita Inc.(a)	11	924
HCA Holdings Inc.(a)	9	314
Humana Inc.(a)	19	1,530
Laboratory Corp. of America Holdings(a)	12	1,210
Quest Diagnostics Inc.	17	993
UnitedHealth Group Inc.	132	6,461
WellPoint Inc.	45	3,518

		18,022
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	21	745

		745
HOME BUILDERS—0.09%
D.R. Horton Inc.	32	390
Pulte Group Inc.(a)	62	523
Toll Brothers Inc.(a)	15	326

		1,239
HOME FURNISHINGS—0.05%
Whirlpool Corp.	9	754

		754
HOUSEHOLD PRODUCTS & WARES—0.42%
Avery Dennison Corp.	11	466
Church & Dwight Co. Inc.	8	673
Clorox Co. (The)	15	1,057
Fortune Brands Inc.	17	1,100
Kimberly-Clark Corp.	41	2,800

		6,096
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	31	552

		552
INSURANCE—3.43%
ACE Ltd.	39	2,684
Aflac Inc.	53	2,533
Allstate Corp. (The)	57	1,789
American International Group Inc.(a)	54	1,539
Aon Corp.	27	1,408
Arch Capital Group Ltd.(a)	3	101
Assurant Inc.	13	481
Axis Capital Holdings Ltd.	15	494
Berkshire Hathaway Inc. Class B(a)	89	7,037
Chubb Corp. (The)	38	2,492
CIGNA Corp.	30	1,497
Cincinnati Financial Corp.	17	517
Everest Re Group Ltd.	7	623

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

Fidelity National Financial Inc. Class A	24	383
Genworth Financial Inc. Class A(a)	54	600
Hartford Financial Services Group Inc. (The)	46	1,226
Lincoln National Corp.	33	969
Loews Corp.	38	1,597
Marsh & McLennan Companies Inc.	58	1,779
MetLife Inc.	119	5,248
Old Republic International Corp.	27	336
PartnerRe Ltd.	7	524
Principal Financial Group Inc.	35	1,094
Progressive Corp. (The)	71	1,537
Prudential Financial Inc.	53	3,380
RenaissanceRe Holdings Ltd.	7	504
Torchmark Corp.	9	597
Travelers Companies Inc. (The)	53	3,290
Unum Group	37	973
W.R. Berkley Corp.	16	530
Willis Group Holdings PLC	19	788
XL Group PLC	38	899

		49,449
INTERNET—2.71%
Akamai Technologies Inc.(a)(c)	19	645
Amazon.com Inc.(a)	40	7,868
eBay Inc.(a)	134	4,177
Expedia Inc.	22	616
F5 Networks Inc.(a)	9	1,022
Google Inc. Class A(a)	28	14,813
Liberty Media Corp. - Liberty Interactive Group Series A(a)	63	1,147
Netflix Inc.(a)	5	1,354
Priceline.com Inc.(a)	5	2,576
Symantec Corp.(a)	90	1,759
VeriSign Inc.	21	735
Yahoo! Inc.(a)	144	2,383

		39,095
IRON & STEEL—0.30%
Allegheny Technologies Inc.	10	670
Cliffs Natural Resources Inc.	15	1,360
Nucor Corp.	35	1,482
United States Steel Corp.	16	738

		4,250
LEISURE TIME—0.24%
Carnival Corp.	48	1,863
Harley-Davidson Inc.	26	966
Royal Caribbean Cruises Ltd.(a)	15	585

		3,414
LODGING—0.44%
Las Vegas Sands Corp.(a)	41	1,703
Marriott International Inc. Class A	33	1,248
MGM Resorts International(a)	46	693
Starwood Hotels & Resorts Worldwide Inc.	21	1,281
Wynn Resorts Ltd.	10	1,465

		6,390

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

MACHINERY—1.28%
AGCO Corp.(a)	10	517
Bucyrus International Inc.	9	827
Caterpillar Inc.	71	7,512
Cummins Inc.	23	2,420
Deere & Co.	47	4,046
Flowserve Corp.	6	727
Joy Global Inc.	11	986
Rockwell Automation Inc.	16	1,330

		18,365
MANUFACTURING—4.01%
3M Co.	76	7,173
Cooper Industries PLC	19	1,194
Danaher Corp.	64	3,490
Dover Corp.	21	1,412
Eaton Corp.	38	1,963
General Electric Co.	1,206	23,686
Honeywell International Inc.	83	4,943
Illinois Tool Works Inc.	50	2,866
Ingersoll-Rand PLC	38	1,896
ITT Corp.	19	1,095
Leggett & Platt Inc.	16	413
Pall Corp.	13	729
Parker Hannifin Corp.	18	1,599
Pentair Inc.	10	405
Roper Industries Inc.	10	835
SPX Corp.	5	415
Textron Inc.	30	686
Tyco International Ltd.	59	2,912

		57,712
MEDIA—3.20%
Cablevision NY Group Class A	27	959
CBS Corp. Class B NVS	71	1,985
Comcast Corp. Class A	222	5,603
Comcast Corp. Class A Special	87	2,049
DIRECTV Class A(a)	103	5,177
Discovery Communications Inc. Series A(a)	15	653
Discovery Communications Inc. Series C(a)	16	621
DISH Network Corp. Class A(a)	13	394
Liberty Global Inc. Series A(a)	14	631
Liberty Global Inc. Series C(a)	13	557
McGraw-Hill Companies Inc. (The)	35	1,486
News Corp. Class A NVS	208	3,815
News Corp. Class B	49	924
Scripps Networks Interactive Inc. Class A	10	504
Sirius XM Radio Inc.(a)	422	992
Time Warner Cable Inc.	41	3,166
Time Warner Inc.	129	4,700
Viacom Inc. Class B NVS	64	3,226
Walt Disney Co. (The)	207	8,617

		46,059
METAL FABRICATE & HARDWARE—0.17%
Precision Castparts Corp.	16	2,514

		2,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

MINING—0.76%
Alcoa Inc.	117	1,967
Freeport-McMoRan Copper & Gold Inc.	104	5,371
Newmont Mining Corp.	55	3,111
Vulcan Materials Co.(c)	14	567

		11,016
OFFICE & BUSINESS EQUIPMENT—0.14%
Pitney Bowes Inc.	23	550
Xerox Corp.	148	1,511

		2,061
OIL & GAS—9.76%
Anadarko Petroleum Corp.	56	4,453
Apache Corp.	41	5,109
Cabot Oil & Gas Corp.	11	646
Chesapeake Energy Corp.	74	2,319
Chevron Corp.	219	22,975
Cimarex Energy Co.	9	863
Concho Resources Inc.(a)	10	946
ConocoPhillips	160	11,715
Denbury Resources Inc.(a)	42	922
Devon Energy Corp.	49	4,119
Diamond Offshore Drilling Inc.	4	295
EOG Resources Inc.	29	3,165
EQT Corp.	15	813
Exxon Mobil Corp.	568	47,411
Helmerich & Payne Inc.	12	752
Hess Corp.	33	2,608
Marathon Oil Corp.	82	4,442
Murphy Oil Corp.	20	1,378
Nabors Industries Ltd.(a)	31	865
Newfield Exploration Co.(a)	15	1,119
Noble Corp.	29	1,214
Noble Energy Inc.	21	1,957
Occidental Petroleum Corp.	92	9,922
Petrohawk Energy Corp.(a)	33	874
Pioneer Natural Resources Co.	13	1,194
Plains Exploration & Production Co.(a)	15	553
QEP Resources Inc.	19	827
Range Resources Corp.	20	1,118
Rowan Companies Inc.(a)	13	516
Southwestern Energy Co.(a)	38	1,663
Sunoco Inc.	13	526
Ultra Petroleum Corp.(a)	17	827
Valero Energy Corp.	62	1,705
Whiting Petroleum Corp.(a)	11	738

		140,549
OIL & GAS SERVICES—2.08%
Baker Hughes Inc.	50	3,697
Cameron International Corp.(a)	27	1,287
FMC Technologies Inc.(a)	26	1,160
Halliburton Co.	104	5,216
National Oilwell Varco Inc.	49	3,556
Schlumberger Ltd.	156	13,372
Weatherford International Ltd.(a)	83	1,641

		29,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

PACKAGING & CONTAINERS—0.18%
Ball Corp.	20	790
Crown Holdings Inc.(a)	18	731
Owens-Illinois Inc.(a)	19	611
Sealed Air Corp.	18	462

		2,594
PHARMACEUTICALS—5.19%
Abbott Laboratories	175	9,144
Allergan Inc.	34	2,813
AmerisourceBergen Corp.	32	1,319
Bristol-Myers Squibb Co.	194	5,579
Cardinal Health Inc.	40	1,817
Cephalon Inc.(a)	8	638
Eli Lilly and Co.	117	4,502
Express Scripts Inc.(a)(c)	52	3,097
Forest Laboratories Inc.(a)	33	1,189
Gilead Sciences Inc.(a)	94	3,924
Hospira Inc.(a)	18	995
Mead Johnson Nutrition Co. Class A	23	1,559
Medco Health Solutions Inc.(a)	47	2,813
Merck & Co. Inc.	346	12,715
Mylan Inc.(a)	34	801
Omnicare Inc.	13	409
Perrigo Co.	9	770
Pfizer Inc.	914	19,605
Warner Chilcott PLC Class A	12	289
Watson Pharmaceuticals Inc.(a)	11	708

		74,686
PIPELINES—0.50%
El Paso Corp.	77	1,621
Kinder Morgan Management LLC(a)	9	587
ONEOK Inc.	11	782
Spectra Energy Corp.	73	2,014
Williams Companies Inc. (The)	69	2,166

		7,170
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	33	872

		872
REAL ESTATE INVESTMENT TRUSTS—1.77%
Annaly Capital Management Inc.	75	1,360
AvalonBay Communities Inc.	9	1,198
Boston Properties Inc.	17	1,842
Duke Realty Corp.	25	376
Equity Residential	31	1,917
Federal Realty Investment Trust	7	613
General Growth Properties Inc.	49	807
HCP Inc.	39	1,480
Health Care REIT Inc.(c)	14	745
Host Hotels & Resorts Inc.	70	1,230
Kimco Realty Corp.	44	858
Liberty Property Trust	12	433
Macerich Co. (The)	15	815
ProLogis	52	861
ProLogis Inc.	18	666

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

Public Storage	17	2,012
Regency Centers Corp.	10	463
Simon Property Group Inc.	38	4,486
Ventas Inc.	17	959
Vornado Realty Trust	24	2,361

		25,482
RETAIL—5.68%
Abercrombie & Fitch Co. Class A	10	758
Advance Auto Parts Inc.	10	621
AutoZone Inc.(a)	3	882
Bed Bath & Beyond Inc.(a)	29	1,563
Best Buy Co. Inc.	40	1,270
CarMax Inc.(a)	25	741
Chipotle Mexican Grill Inc.(a)	3	867
Costco Wholesale Corp.	44	3,629
CVS Caremark Corp.	157	6,074
Darden Restaurants Inc.	15	760
Dollar General Corp.(a)	10	351
Dollar Tree Inc.(a)	15	956
Family Dollar Stores Inc.	15	836
GameStop Corp. Class A(a)(c)	17	476
Gap Inc. (The)	54	1,048
Home Depot Inc. (The)	186	6,748
J.C. Penney Co. Inc.	23	815
Kohl’s Corp.	34	1,810
Limited Brands Inc.	30	1,199
Lowe’s Companies Inc.	148	3,573
Lululemon Athletica Inc.(a)	6	545
Macy’s Inc.	47	1,357
McDonald’s Corp.	118	9,622
Nordstrom Inc.	22	1,030
O’Reilly Automotive Inc.(a)	15	902
PetSmart Inc.	14	634
Ross Stores Inc.	14	1,147
Sears Holdings Corp.(a)(c)	5	355
Staples Inc.	82	1,379
Starbucks Corp.	86	3,164
Target Corp.	76	3,764
Tiffany & Co.	14	1,059
TJX Companies Inc. (The)	41	2,174
Urban Outfitters Inc.(a)	14	426
Wal-Mart Stores Inc.	209	11,541
Walgreen Co.	112	4,887
Yum! Brands Inc.	52	2,877

		81,840
SAVINGS & LOANS—0.13%
Hudson City Bancorp Inc.	74	676
New York Community Bancorp Inc.	44	713
People’s United Financial Inc.	41	547

		1,936
SEMICONDUCTORS—2.59%
Advanced Micro Devices Inc.(a)(c)	63	547
Altera Corp.	33	1,587
Analog Devices Inc.	32	1,317
Applied Materials Inc.	151	2,081
Avago Technologies Ltd.	18	608
Broadcom Corp. Class A(a)	51	1,835

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

Cree Inc.(a)(c)	17	746
Intel Corp.	625	14,069
KLA-Tencor Corp.	19	819
Lam Research Corp.(a)	14	658
Linear Technology Corp.	25	865
LSI Corp.(a)	72	539
Marvell Technology Group Ltd.(a)	58	942
Maxim Integrated Products Inc.	34	926
Microchip Technology Inc.	20	791
Micron Technology Inc.(a)	94	959
National Semiconductor Corp.	26	638
NVIDIA Corp.(a)	61	1,222
Texas Instruments Inc.	142	5,013
Xilinx Inc.	31	1,106

		37,268
SOFTWARE—4.12%
Activision Blizzard Inc.	63	755
Adobe Systems Inc.(a)	58	2,009
Autodesk Inc.(a)	25	1,074
Automatic Data Processing Inc.	50	2,755
BMC Software Inc.(a)	20	1,117
CA Inc.	46	1,076
Cerner Corp.(a)	8	961
Citrix Systems Inc.(a)	20	1,752
Dun & Bradstreet Corp. (The)	6	481
Electronic Arts Inc.(a)	36	879
Fidelity National Information Services Inc.	35	1,126
Fiserv Inc.(a)	17	1,097
Intuit Inc.(a)	33	1,781
Microsoft Corp.	835	20,883
Nuance Communications Inc.(a)	23	505
Oracle Corp.	454	15,536
Paychex Inc.	30	969
Red Hat Inc.(a)	21	916
Salesforce.com Inc.(a)	14	2,132
SEI Investments Co.	15	355
Total System Services Inc.	19	353
VMware Inc. Class A(a)	8	779

		59,291
TELECOMMUNICATIONS—5.28%
American Tower Corp. Class A(a)	47	2,608
AT&T Inc.	668	21,082
CenturyLink Inc.	61	2,635
Cisco Systems Inc.	611	10,265
Corning Inc.	176	3,546
Crown Castle International Corp.(a)	32	1,325
Frontier Communications Corp.	110	974
Harris Corp.	15	742
Juniper Networks Inc.(a)	58	2,123
MetroPCS Communications Inc.(a)	27	483
Motorola Mobility Holdings Inc.(a)	32	805
Motorola Solutions Inc.(a)	37	1,771
NII Holdings Inc.(a)	18	786
QUALCOMM Inc.	180	10,546
SBA Communications Corp. Class A(a)	12	472
Sprint Nextel Corp.(a)	333	1,948
Verizon Communications Inc.	322	11,891
Virgin Media Inc.	36	1,174

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

Windstream Corp.	61	820

		75,996
TEXTILES—0.06%
Cintas Corp.	15	493
Mohawk Industries Inc.(a)	6	399

		892
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	14	640
Mattel Inc.	40	1,056

		1,696
TRANSPORTATION—1.74%
C.H. Robinson Worldwide Inc.	19	1,524
CSX Corp.	45	3,568
Expeditors International of Washington Inc.	26	1,373
FedEx Corp.	34	3,184
J.B. Hunt Transport Services Inc.	10	459
Norfolk Southern Corp.	41	3,006
Union Pacific Corp.	58	6,087
United Parcel Service Inc. Class B	80	5,879

		25,080
WATER—0.04%
American Water Works Co. Inc.	19	570

		570

TOTAL COMMON STOCKS
(Cost: $1,238,163)		1,436,379

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(b)(d)(e)	12,596	12,596
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(b)(d)(e)	1,096	1,096
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(d)	649	649

		14,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,341)		14,341

TOTAL INVESTMENTS IN SECURITIES—100.74%
(Cost: $1,252,504)		1,450,720
Other Assets, Less Liabilities—(0.74)%		(10,649)

NET ASSETS—100.00%		$1,440,071

NVS - Non-Voting Shares

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2011

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Emerging Markets Eastern Europe, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market, iShares MSCI Netherlands Investable Market, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market, iShares MSCI United Kingdom and iShares MSCI USA Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
Australia
Common Stocks	$3,377,367,946	$—	$2,715	$3,377,370,661
Short-Term Investments	14,940,822	—	—	14,940,822

	$3,392,308,768	$—	$2,715	$3,392,311,483

Austria Investable Market
Common Stocks	$189,142,656	$—	$273	$189,142,929
Rights	—	—	65	65
Short-Term Investments	39,804,651	—	—	39,804,651

	$228,947,307	$—	$338	$228,947,645

Belgium Investable Market
Common Stocks	$88,549,297	$—	$—	$88,549,297
Rights	—	—	71,505	71,505

Short-Term Investments	5,547,838	—	—	5,547,838

	$94,097,135	$—	$71,505	$94,168,640

Brazil
Common Stocks	$5,794,731,794	$—	$—	$5,794,731,794
Preferred Stocks	6,857,975,688	—	5,575,027	6,863,550,715
Rights	42,949	—	—	42,949
Short-Term Investments	11,269,175	—	—	11,269,175

	$12,664,019,606	$—	$5,575,027	$12,669,594,633

BRIC
Common Stocks	$873,291,349	$—	$—	$873,291,349
Preferred Stocks	212,768,644	—	194,962	212,963,606
Rights	398	—	—	398
Short-Term Investments	53,146,763	—	—	53,146,763

	$1,139,207,154	$—	$194,962	$1,139,402,116

Canada
Common Stocks	$6,092,961,638	$—	$—	$6,092,961,638
Short-Term Investments	27,192,973	—	—	27,192,973

	$6,120,154,611	$—	$—	$6,120,154,611

Chile Investable Market
Common Stocks	$913,768,817	$—	$—	$913,768,817
Rights	—	—	299,936	299,936
Short-Term Investments	6,122,934	—	—	6,122,934

	$919,891,751	$—	$299,936	$920,191,687

Emerging Markets Eastern Europe
Common Stocks	$38,850,391	$—	$—	$38,850,391
Preferred Stocks	1,108,601	—	—	1,108,601
Short-Term Investments	550,173	—	—	550,173

	$40,509,165	$—	$—	$40,509,165

Emerging Markets
Common Stocks	$36,764,132,822	$—	$82,922,707	$36,847,055,529
Exchange-Traded Funds	5,621,613	—	—	5,621,613
Preferred Stocks	3,026,593,565	—	1,882,878	3,028,476,443
Rights	19,759	—	19	19,778
Short-Term Investments	1,170,462,695	—	—	1,170,462,695

	$40,966,830,454	$—	$84,805,604	$41,051,636,058

EMU
Common Stocks	$904,709,328	$—	$4,759	$904,714,087
Preferred Stocks	16,776,187	—	—	16,776,187
Rights	1,071,955	—	27,031	1,098,986
Short-Term Investments	28,789,188	—	—	28,789,188

	$951,346,658	$—	$31,790	$951,378,448

France
Common Stocks	$460,111,470	$—	$—	$460,111,470
Rights	16,821	—	—	16,821
Short-Term Investments	9,645,523	—	—	9,645,523

	$469,773,814	$—	$—	$469,773,814

Germany
Common Stocks	$3,545,939,397	$—	$—	$3,545,939,397

Preferred Stocks	211,920,531	—	—	211,920,531
Rights	9,100,931	—	—	9,100,931
Short-Term Investments	143,404,396	—	—	143,404,396

	$3,910,365,255	$—	$—	$3,910,365,255

Hong Kong
Common Stocks	$2,060,174,080	$—	$—	$2,060,174,080
Short-Term Investments	75,686,196	—	—	75,686,196

	$2,135,860,276	$—	$—	$2,135,860,276

Israel Capped Investable Market
Common Stocks	$119,750,836	$—	$455,755	$120,206,591
Short-Term Investments	1,811,753	—	—	1,811,753

	$121,562,589	$—	$455,755	$122,018,344

Italy
Common Stocks	$139,505,375	$—	$—	$139,505,375
Preferred Stocks	2,316,200	—	—	2,316,200
Rights	592,120	—	—	592,120
Short-Term Investments	3,773,296	—	—	3,773,296

	$146,186,991	$—	$—	$146,186,991

Japan
Common Stocks	$7,166,710,318	$—	$—	$7,166,710,318
Short-Term Investments	14,375,381	—	—	14,375,381

	$7,181,085,699	$—	$—	$7,181,085,699

Japan Small Cap
Common Stocks	$67,029,673	$—	$—	$67,029,673
Short-Term Investments	470,356	—	—	470,356

	$67,500,029	$—	$—	$67,500,029

Malaysia
Common Stocks	$970,995,080	$—	$—	$970,995,080
Short-Term Investments	85,149	—	—	85,149

	$971,080,229	$—	$—	$971,080,229

Mexico Investable Market
Common Stocks	$1,688,492,017	$—	$—	$1,688,492,017
Short-Term Investments	28,109,639	—	—	28,109,639

	$1,716,601,656	$—	$—	$1,716,601,656

Netherlands Investable Market
Common Stocks	$174,465,345	$—	$—	$174,465,345
Short-Term Investments	294,572	—	—	294,572

	$174,759,917	$—	$—	$174,759,917

Pacific ex-Japan
Common Stocks	$4,122,026,927	$—	$3,882	$4,122,030,809
Short-Term Investments	81,556,115	—	—	81,556,115

	$4,203,583,042	$—	$3,882	$4,203,586,924

Singapore
Common Stocks	$1,908,569,742	$—	$—	$1,908,569,742
Short-Term Investments	70,462,513	—	—	70,462,513

	$1,979,032,255	$—	$—	$1,979,032,255

South Africa
Common Stocks	$617,411,202	$—	$—	$617,411,202

Short-Term Investments	22,050	—	—	22,050

	$617,433,252	$—	$—	$617,433,252

South Korea
Common Stocks	$4,839,175,443	$—	$80,060,251	$4,919,235,694
Preferred Stocks	143,982,350	—	—	143,982,350
Short-Term Investments	222,099,312	—	—	222,099,312

	$5,205,257,105	$—	$80,060,251	$5,285,317,356

Spain
Common Stocks	$209,386,317	$—	$26,506	$209,412,823
Rights	157,431	—	—	157,431
Short-Term Investments	10,390,195	—	—	10,390,195

	$219,933,943	$—	$26,506	$219,960,449

Sweden
Common Stocks	$669,991,519	$—	$—	$669,991,519
Short-Term Investments	48,029	—	—	48,029

	$670,039,548	$—	$—	$670,039,548

Switzerland
Common Stocks	$591,565,228	$—	$—	$591,565,228
Short-Term Investments	1,750,498	—	—	1,750,498

	$593,315,726	$—	$—	$593,315,726

Taiwan
Common Stocks	$3,642,667,171	$—	$24	$3,642,667,195
Short-Term Investments	324,239,795	—	—	$324,239,795

	$3,966,906,966	$—	$24	$3,966,906,990

Thailand Investable Market
Common Stocks	$681,744,572	$—	$—	$681,744,572
Rights	—	—	1,501,541	1,501,541
Warrants	40,853	—	—	40,853
Short-Term Investments	4,753,600	—	—	4,753,600

	$686,539,025	$—	$1,501,541	$688,040,566

Turkey Investable Market
Common Stocks	$607,183,393	$—	$—	$607,183,393
Rights	96,584	—	—	96,584
Short-Term Investments	16,538,025	—	—	16,538,025

	$623,818,002	$—	$—	$623,818,002

United Kingdom
Common Stocks	$1,390,056,211	$—	$162,746	$1,390,218,957
Short-Term Investments	185,847	—	—	185,847

	$1,390,242,058	$—	$162,746	$1,390,404,804

USA
Common Stocks	$1,436,379	$—	$—	$1,436,379
Short-Term Investments	14,341	—	—	14,341

	$1,450,720	$—	$—	$1,450,720

The following table provides the reconciliation of investments in which Level 3 Prices were used in determining fair value for the period ended May 31, 2011. A reconciliation is presented only when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

iShares MSCI South Korea Index Fund	Common Stocks
Balance at beginning of period	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	4,330,586
Purchases	13,995,538
Sales	(1,845,634)
Transfers in*	63,579,761
Transfers out*	—

Balance at end of period	$80,060,251

Net change in unrealized appreciation/ depreciation on investments still held at end of period	$4,478,631

* The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$3,128,151,186	$311,331,119	$(47,170,822)	$264,160,297
Austria Investable Market	272,319,081	4,262,037	(47,633,473)	(43,371,436)
Belgium Investable Market	110,988,087	3,294,210	(20,113,657)	(16,819,447)
Brazil	8,756,669,178	4,001,567,974	(88,642,519)	3,912,925,455
BRIC	996,886,060	192,408,590	(49,892,534)	142,516,056
Canada	5,666,379,772	624,262,557	(170,487,718)	453,774,839
Chile Investable Market	656,136,631	269,378,831	(5,323,775)	264,055,056
Emerging Markets Eastern Europe	42,019,536	440,455	(1,950,826)	(1,510,371)
Emerging Markets	36,879,558,718	6,677,146,800	(2,505,069,460)	4,172,077,340
EMU	1,206,342,460	30,772,850	(285,736,862)	(254,964,012)
France	532,297,110	14,620,961	(77,144,257)	(62,523,296)
Germany	3,818,253,317	218,311,479	(126,199,541)	92,111,938
Hong Kong	2,130,593,790	140,774,093	(135,507,607)	5,266,486
Israel Capped Investable Market	131,736,304	4,418,909	(14,136,869)	(9,717,960)
Italy	196,456,638	2,820,151	(53,089,798)	(50,269,647)
Japan	8,585,455,912	213,331,908	(1,617,702,121)	(1,404,370,213)

Japan Small Cap	67,781,002	4,613,190	(4,894,163)	(280,973)
Malaysia	535,375,605	436,271,449	(566,825)	435,704,624
Mexico Investable Market	1,655,960,569	164,903,150	(104,262,063)	60,641,087
Netherlands Investable Market	199,700,927	7,499,081	(32,440,091)	(24,941,010)
Pacific ex-Japan	3,442,162,716	850,790,306	(89,366,098)	761,424,208
Singapore	1,746,166,331	258,015,278	(25,149,354)	232,865,924
South Africa	583,605,131	68,107,177	(34,279,056)	33,828,121
South Korea	3,366,277,574	1,944,703,808	(25,664,026)	1,919,039,782
Spain	304,086,934	1,880,302	(86,006,787)	(84,126,485)
Sweden	622,583,673	54,672,634	(7,216,759)	47,455,875
Switzerland	514,769,493	84,001,082	(5,454,849)	78,546,233
Taiwan	2,677,151,384	1,343,530,796	(53,775,190)	1,289,755,606
Thailand Investable Market	575,050,656	120,368,862	(7,378,952)	112,989,910
Turkey Investable Market	685,860,818	18,300,778	(80,343,594)	(62,042,816)
United Kingdom	1,441,311,258	73,400,355	(124,306,809)	(50,906,454)
USA	1,253,323	231,562	(34,165)	197,397

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.
2. TRANSACTIONS WITH AFFILIATES

As of May 31, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the nine months ended May 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income		Net Realized Gain (Loss)
Emerging Markets
iShares MSCI Malaysia Index Fund	1,314,976	363,085	1,305,275	372,786	$5,621,613	$374,778		$6,658,754
iShares MSCI South Korea Index Fund	1,623,064	48,236	1,671,300	—	—	269,616		18,147,665
iShares MSCI Taiwan Index Fund	6,577,720	—	6,577,720	—	—	1,547,628		17,759,178
Jollibee Foods Corp.(a)	61,761,000	2,150,140	26,612,531	37,298,609	73,329,789	1,030,409	(b)	20,470,738

					$78,951,402	$3,222,431		$63,036,335

USA
BlackRock Inc.	8	12	10	10	$2,056	$32		$45
PNC Financial Services Group Inc. (The)	118	—	59	59	3,683	38		(707)

					$5,739	$70		$(662)

(a)	Not an affiliate at the end of the period.
(b)	Net of foreign withholding tax of $441,604.

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of May 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	July 28, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	July 28, 2011